UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Peter T. Fariel, Esq. c/o BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	BofA California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 91.3%
CALIFORNIA — 90.5%
CA ABAG Finance Authority for Nonprofit Corps.
	Sharp Healthcare,
	Series 2009 D,
	LOC: Citibank N.A.
	0.280% 08/01/35 (12/01/10) (a)(b)	3,340,000	3,340,000
CA Alameda County Industrial Development Authority
	Series A,
	LOC: Wells Fargo Bank N.A.
	0.300% 12/03/10	5,800,000	5,800,000
CA BB&T Municipal Trust
	Anaheim California Public Financing Authority,
	Series 2007,
	LOC: Branch Banking & Trust:
	0.290% 09/01/22 (12/02/10) (a)(b)	9,130,000	9,130,000
	Puerto Rico Commonwealth Highway & Transportation Authority,
	Series 2007,
	LOC: Branch Banking & Trust:
	0.290% 01/01/28 (12/02/10) (a)(b)	12,115,000	12,115,000
	San Jose California Redevelopment Agency,
	Series 2007,
	LOC: Branch Banking & Trust:
	0.320% 01/01/24 (12/02/10) (a)(b)	16,885,000	16,885,000
CA Berkeley
	Berkeley-Albany YMCA,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.250% 07/01/38 (12/02/10) (a)(b)	100,000	100,000
CA Corona
	Country Hills Apartments,
	Series 1995 A,
	LIQ FAC: FHLMC
	0.280% 02/01/25 (12/02/10) (a)(b)	5,995,000	5,995,000
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	DPCE: FNMA
	0.280% 10/15/29 (12/02/10) (a)(b)	6,700,000	6,700,000
CA Department of Water Resources
	Series 2009,
	LIQ FAC: Morgan Stanley Bank
	0.300% 12/01/28 (12/02/10) (a)(b)(c)	11,910,000	11,910,000
CA Deutsche Bank Spears/Lifers Trust
	San Mateo County California Community College District,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.300% 09/01/36 (12/02/10) (a)(b)	20,000,000	20,000,000
	El Camino California Hospital District,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.310% 08/01/29 (12/02/10) (a)(b)	10,000,000	10,000,000
	Alta Loma California,
	Series 2007,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	GTY AGMT: Deutsche Bank AG
	0.330% 02/01/37 (12/02/10) (a)(b)	10,000,000	10,000,000
	Elk Grove California Finance Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.300% 09/01/29 (12/02/10) (a)(b)	4,020,000	4,020,000
	Golden State TOB Securitization,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.300% 06/01/35 (12/02/10) (a)(b)	1,640,000	1,640,000
	Chino Basin Caifornia Regional Financing Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG:
	0.300% 11/01/38 (12/02/10) (a)(b)	8,095,000	8,095,000
	0.300% 04/01/48 (12/02/10) (a)(b)(c)	3,585,000	3,585,000
CA Duarte Redevelopment Agency
	Certificates of Participation:
	Johnson Duarte Partners,
	Series 1984 B,
	LOC: General Electric Capital Corp.
	0.270% 12/01/19 (12/02/10) (a)(b)	5,000,000	5,000,000
	Piken Duarte Partners,
	Series 1984 A,
	LOC: General Electric Capital Corp.
	0.270% 12/01/19 (12/02/10) (a)(b)	7,000,000	7,000,000
CA Eclipse Funding Trust
	Solar Eclipse Los Angeles,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.290% 10/01/34 (12/02/10) (a)(b)	10,530,000	10,530,000
CA Foothill-De Anza Community College District
	Series 2007,
	GTY AGMT: Wells Fargo Bank N.A.
	0.290% 08/01/31 (12/02/10) (a)(b)	30,950,000	30,950,000
CA Fresno
	Multi-Family Housing,
	Wasatch Pool Holdings LLC,
	Stonepine Apartments,
	Series 2001 A,
	DPCE: FNMA
	0.280% 02/15/31 (12/02/10) (a)(b)	5,095,000	5,095,000
CA Golden West Schools Financing Authority
	Series 2005,
	GTY AGMT: Dexia Credit Local
	0.470% 09/01/24 (12/02/10) (a)(b)	5,580,000	5,580,000
CA Housing Financing Agency
	Series 2010,
	GTY AGMT: Morgan Stanley Municipal Funding
	0.370% 08/01/37 (12/02/10) (a)(b)(c)	31,950,000	31,950,000
CA Indio Multi-Family Housing Revenue
	Series 1996 A,
	DPCE: FNMA
	0.280% 08/01/26 (12/02/10) (a)(b)	5,650,000	5,650,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Infrastructure & Economic Development Bank
	California Academy Sciences:
	Series 2008 A,
	LOC: U.S. Bank N.A.
	0.260% 09/01/38 (12/01/10) (a)(b)	6,900,000	6,900,000
	Series 2008 C,
	LOC: Bank of Nova Scotia
	0.260% 09/01/38 (12/01/10) (a)(b)	3,850,000	3,850,000
	Columbia College,
	Hollywood Project,
	Series 2010,
	LOC: Rabobank N.A.
	0.290% 10/01/40 (12/02/10) (a)(b)	5,240,000	5,240,000
	Goodwill Industries Orange County,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.350% 03/01/31 (12/02/10) (a)(b)	1,625,000	1,625,000
	Los Angeles County Museum,
	Series 2008 A,
	LOC: Wells Fargo Bank N.A.
	0.260% 09/01/37 (12/01/10) (a)(b)	3,425,000	3,425,000
CA Inland Valley Development Agency
	Series 1997,
	LOC: Union Bank of California
	0.280% 03/01/27 (12/01/10) (a)(b)	9,610,000	9,610,000
CA Loma Linda Hospital Revenue
	Loma Linda University Medical Center,
	Series 2007 B-1,
	LOC: Union Bank of California N.A.
	0.270% 12/01/37 (12/02/10) (a)(b)	28,685,000	28,685,000
CA Los Angeles
	Tax & Revenue Anticipation Note,
	Series 2010,
	2.000% 06/30/11	53,500,000	53,860,154
CA Metropolitan Water District of Southern California
	Series 2000 B-3,
	SPA: BNP Paribas
	0.240% 07/01/35 (12/01/10) (a)(b)	8,600,000	8,600,000
	Series 2009 A-2,
	0.300% 07/01/30 (12/02/10) (a)(d)	15,000,000	15,000,000
CA Oakland Redevelopment Agency
	Multi-Family Housing,
	Series 2005, AMT,
	LIQ FAC: FHLMC
	0.390% 10/01/50 (12/02/10) (a)(b)	20,000,000	20,000,000
CA Oakland-Alameda County Coliseum Authority
	Coliseum Project,
	Series 2000 C-1,
	LOC: Bank of New York,
	LOC: California State Teachers Retirement System
	0.310% 02/01/25 (12/01/10) (a)(b)	10,000,000	10,000,000
CA Orange County
	Tax & Revenue Anticipation Note,
	Series 2010 A,
	2.000% 05/13/11	10,000,000	10,073,040

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Oxnard Financing Authority
	Series 2008 A,
	LOC: Societe Generale
	0.300% 06/01/34 (12/02/10) (a)(b)	9,710,000	9,710,000
CA Pittsburg Redevelopment Agency
	Los Medanos Community,
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement System
	0.290% 09/01/35 (12/01/10) (a)(b)	6,960,000	6,960,000
CA Puttable Floating Option Tax-Exempt Receipts
	Sacramento County,
	Series 2007,
	Insured: FGIC,
	GTY AGMT: Dexia Credit Local
	0.470% 12/01/35 (12/02/10) (a)(b)	10,300,000	10,300,000
	Series 2007, AMT:
	LIQ FAC: FHLMC
	0.390% 10/01/31 (12/02/10) (a)(b)	15,065,000	15,065,000
	LIQ FAC: FHLMC
	0.390% 12/01/46 (12/02/10) (a)(b)	20,000,000	20,000,000
	Series 2007:
	GTY AGMT: Dexia Credit Local
	0.470% 02/01/18 (12/02/10) (a)(b)	5,620,000	5,620,000
	LOC: Dexia Credit Local
	0.470% 03/01/16 (12/02/10) (a)(b)	13,200,000	13,200,000
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.390% 05/01/44 (12/02/10) (a)(b)	12,130,000	12,130,000
CA Sacramento County Sanitation District Financing Authority
	Series 2008 A,
	LOC: Societe Generale:
	0.300% 12/01/35 (12/02/10) (a)(b)	14,800,000	14,800,000
	0.300% 12/01/35 (12/02/10) (a)(b)(c)	2,500,000	2,500,000
CA Sacramento Municipal Utility District
	0.280% 12/07/10	25,000,000	25,000,000
CA Sacramento Suburban Water District
	Series 2009 A,
	LOC: Sumitomo Mitsui Banking
	0.270% 11/01/34 (12/01/10) (a)(b)	5,000,000	5,000,000
CA San Bernardino County Housing Authority
	Multi-Family Housing:
	Indian Knoll Apartments,
	Series 1985 A,
	GTY AGMT: Household Finance Corp.,
	DPCE: FNMA
	0.260% 05/15/31 (12/01/10) (a)(b)	3,850,000	3,850,000
	Reche Canyon Apartments,
	Series 1985 B,
	GTY AGMT: Household Finance Corp.,

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	DPCE: FNMA
	0.260% 05/15/30 (12/01/10) (a)(b)	3,500,000	3,500,000
CA San Francisco City & County Redevelopment Agency
	South Harbor Project,
	Series 1986,
	LOC: Credit Local De France
	0.580% 12/01/16 (12/01/10) (a)(b)	5,000,000	5,000,000
CA San Jose Redevelopment Agency
	Series 2010,
	GTY AGMT: Citibank N.A.
	0.360% 09/01/12 (12/02/10) (a)(b)(c)	17,220,000	17,220,000
CA San Mateo County Housing Authority
	Pacific Oaks Apartments,
	Series 1987 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.420% 07/01/17 (12/01/10) (a)(b)	3,600,000	3,600,000
CA San Mateo Joint Powers Financing Authority
	Public Safety Project,
	Series 2007 A,
	LOC: Wells Fargo Bank N.A.
	0.300% 04/01/39 (12/02/10) (a)(b)	15,705,000	15,705,000
CA San Pablo Redevelopment Agency
	Tax Allocation,
	Series 2006,
	Insured: AMBAC,
	LOC: Union Bank of California
	0.290% 12/01/32 (12/01/10) (a)(b)	7,050,000	7,050,000
CA Southern Public Power Authority
	Power Project Revenue,
	Series 1991,
	LOC: Lloyds TSB Bank PLC
	0.300% 07/01/19 (12/01/10) (a)(b)	6,300,000	6,300,000
CA Statewide Communities Development Authority
	0.350% 04/07/11	22,865,000	22,865,000
	Hanna Boys Center,
	Series 2002,
	LOC: Northern Trust Co.
	0.290% 12/31/32 (12/01/10) (a)	5,000,000	5,000,000
	Kaiser Permanente:
	Series 09-D,
	0.400% 12/08/10	15,000,000	15,000,000
	Series B-5,
	0.340% 01/27/11	30,000,000	30,000,000
	NMS Broadway LP,
	Series 2010 A,
	LOC: FHLB
	0.290% 04/01/50 (12/02/10) (a)(b)	4,800,000	4,800,000
	Packaging Innovators Corp.,
	Series 1994 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.370% 06/01/19 (12/01/10) (a)(b)	1,210,000	1,210,000
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank of California N.A.

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.350% 02/01/35 (12/02/10) (a)(b)	13,415,000	13,415,000
	Series 2010,
	SPA: Royal Bank of Canada
	0.290% 11/01/40 (12/02/10) (a)(b)	30,000,000	30,000,000
CA State
	Series 2004,
	GTY AGMT: Dexia Credit Local
	0.470% 04/01/17 (12/02/10) (a)	5,970,000	5,970,000
	Series 2005,
	GTY AGMT: Dexia Credit Local
	0.470% 02/01/25 (12/02/10) (a)	10,375,000	10,375,000
	Series 2008,
	LOC: Dexia Credit Local
	0.400% 08/01/27 (12/02/10) (a)	26,455,000	26,455,000
CA Sunnyvale
	Government Center Site,
	Series 2009 A,
	LOC: Union Bank N.A.
	0.310% 04/01/31 (12/02/10) (a)(b)	9,680,000	9,680,000
CA Torrance
	Torrance Memorial Medical Center,
	Series 2010 C,
	LOC: JPMorgan Chase Bank
	0.270% 09/01/45 (12/01/10) (a)(b)	15,140,000	15,140,000
CA Union City
	Multi-Family Housing,
	Series 2007,
	GTY AGMT: Goldman Sachs
	0.300% 12/15/26 (12/02/10) (a)(b)	10,970,000	10,970,000
CA University of California
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.280% 05/15/31 (12/02/10) (a)(b)	6,880,000	6,880,000
CA West Hills Community College District
	Series 2008,
	LOC: Union Bank of California N.A.
	0.320% 07/01/33 (12/01/10) (a)(b)	15,025,000	15,025,000
CALIFORNIA TOTAL			833,233,194
GEORGIA — 0.4%
GA South Regional Joint Development Authority
	VSU Auxiliary Services Real Estate,
	Series 2008 B,
	LOC: Wells Fargo Bank N.A.
	0.300% 08/01/39 (12/02/10) (a)(b)	3,350,000	3,350,000
GEORGIA TOTAL			3,350,000
PUERTO RICO — 0.4%
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.500% 08/01/42 (12/02/10) (a)(b)	3,750,000	3,750,000
PUERTO RICO TOTAL			3,750,000

	Total Municipal Bonds (cost of $840,333,194)		840,333,194

6

		Par ($)	Value ($)
Closed-End Investment Companies — 7.2%
CALIFORNIA — 7.2%
CA Nuveen Insured Premium Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Deutsche Bank A.G.
	0.480% 03/01/40 (12/02/10) (a)(b)(c)	16,200,000	16,200,000
CA Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.550% 08/01/40 (12/02/10) (a)(b)(c)	15,000,000	15,000,000
CA Nuveen Select Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.550% 08/01/40 (12/02/10) (a)(b)(c)	34,900,000	34,900,000
CALIFORNIA TOTAL			66,100,000

	Total Closed-End Investment Companies (cost of $66,100,000)		66,100,000

	Total Investments — 98.5% (cost of $906,433,194) (e)		906,433,194

	Other Assets & Liabilities, Net — 1.5%		13,994,792

	Net Assets — 100.0%		920,427,986

7

Notes to Investment Portfolio:
*	Security Valuation:

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term securities that mature in 60 days or less are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$840,333,194	$—	$840,333,194
Total Closed-End Investment Companies	—	66,100,000	—	66,100,000
Total Investments	$—	$906,433,194	$—	$906,433,194

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no significant transfers between Levels1 and 2 during the period ended November 30, 2010.

8

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2010.

(b)	Parenthetical date represents the effective maturity date for the security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities, which are not illiquid, amounted to $133,265,000, which represents 14.5% of net assets.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at November 30, 2010.

(e)	Cost for federal income tax purposes is $906,433,194.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

9

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	BofA Cash Reserves

		Par ($)	Value ($)*
Commercial Paper(a) — 29.4%
Amsterdam Funding Corp.
	0.300% 01/04/11 (b)	24,225,000	24,218,136
	0.320% 01/04/11 (b)	25,000,000	24,992,444
Atlantis One Funding Corp.
	0.370% 02/11/11 (b)	17,000,000	16,987,420
	0.550% 01/18/11 (b)	109,000,000	108,920,067
BNZ International Funding Ltd.
	0.360% 05/24/11 (b)	50,000,000	49,913,000
Cancara Asset Securitisation LLC
	0.300% 12/08/10 (b)	90,000,000	89,994,750
	0.300% 01/18/11 (b)	106,000,000	105,957,600
	0.300% 02/07/11 (b)	77,640,000	77,596,004
	0.310% 12/13/10 (b)	68,000,000	67,992,973
	0.310% 12/14/10 (b)	62,000,000	61,993,059
	0.310% 12/16/10 (b)	19,000,000	18,997,546
	0.330% 12/02/10 (b)	38,000,000	37,999,652
Chariot Funding LLC
	0.480% 01/21/11 (b)	62,000,000	61,957,840
Coca-Cola Co.
	0.370% 01/03/11 (b)	42,000,000	41,985,755
ENI Coordination Center SA
	0.420% 04/26/11 (b)	29,000,000	28,950,603
	0.425% 04/19/11 (b)	25,000,000	24,958,976
ENI Finance USA, Inc.
	0.400% 04/28/11 (b)	3,000,000	2,995,067
	0.405% 04/29/11 (b)	29,000,000	28,951,389
Falcon Asset Securitization Co. LLC
	0.330% 02/17/11 (b)	89,000,000	88,936,365
	0.450% 01/25/11 (b)	32,000,000	31,978,000
	0.480% 01/21/11 (b)	71,000,000	70,951,720
FCAR Owner Trust
	0.300% 01/03/11	113,000,000	112,968,925
	0.300% 01/04/11	236,500,000	236,432,992
	0.300% 01/05/11	214,000,000	213,937,583
	0.330% 02/22/11	12,932,000	12,922,161
	0.350% 03/01/11	11,547,000	11,536,896
	0.450% 04/05/11	25,000,000	24,960,938
	0.450% 05/06/11	85,600,000	85,433,080
General Electric Capital Corp.
	0.310% 03/01/11	52,000,000	51,959,700
	0.360% 07/14/11	97,640,000	97,420,310

1

		Par ($)	Value ($)
Commercial Paper(a) — (continued)
	0.420% 07/13/11	59,000,000	58,845,813
	0.430% 01/18/11	1,000,000	999,427
	0.430% 01/20/11	99,000,000	98,940,875
	0.500% 01/18/11	110,500,000	110,426,333
Gotham Funding Corp.
	0.300% 01/05/11 (b)	38,500,000	38,488,771
	0.310% 12/01/10 (b)	60,000,000	60,000,000
Grampian Funding LLC
	0.320% 12/06/10 (b)	20,000,000	19,999,111
	0.320% 02/07/11 (b)	40,000,000	39,975,822
	0.330% 02/14/11 (b)	11,500,000	11,492,094
Jupiter Securitization Co. LLC
	0.330% 02/17/11 (b)	48,000,000	47,965,680
	0.480% 01/21/11 (b)	4,000,000	3,997,280
Manhattan Asset Funding Co. LLC
	0.300% 02/22/11 (b)	40,000,000	39,972,333
MetLife Short Term Funding LLC
	0.330% 01/03/11 (b)	94,000,000	93,971,565
	0.330% 01/10/11 (b)	11,750,000	11,745,692
	0.340% 01/03/11 (b)	38,000,000	37,988,157
	0.380% 12/28/10 (b)	88,000,000	87,974,920
Novartis Finance Corp.
	0.320% 02/09/11 (b)	57,000,000	56,964,533
NRW. BANK
	0.345% 05/02/11	68,000,000	67,900,947
Prudential PLC
	0.330% 01/25/11 (b)	51,000,000	50,974,287
	0.330% 02/01/11 (b)	10,000,000	9,994,317
	0.330% 02/18/11 (b)	50,000,000	49,963,792
	0.340% 02/03/11 (b)	15,000,000	14,990,933
	0.370% 01/20/11 (b)	25,000,000	24,987,153
Rabobank USA Financial Co.
	0.360% 02/07/11	20,553,000	20,539,024
Royal Bank of Scotland PLC
	0.330% 12/17/10 (b)	30,000,000	29,995,600
	0.345% 12/14/10 (b)	105,000,000	104,986,919
	0.350% 12/13/10 (b)	50,000,000	49,994,167
Royal Park Investments Funding Corp.
	0.310% 12/08/10 (b)	13,000,000	12,999,216
	0.310% 01/12/11 (b)	15,000,000	14,994,575
	0.310% 01/13/11 (b)	92,000,000	91,965,934

2

		Par ($)	Value ($)
Commercial Paper(a) — (continued)
	0.320% 12/13/10 (b)	12,000,000	11,998,720
	0.320% 12/29/10 (b)	127,000,000	126,968,391
Sheffield Receivable
	0.300% 01/03/11 (b)	54,600,000	54,584,985
	0.300% 01/04/11 (b)	8,000,000	7,997,733
	0.310% 01/05/11 (b)	52,100,000	52,084,298
	0.370% 03/01/11 (b)	111,350,000	111,247,001
	0.370% 03/02/11 (b)	35,750,000	35,716,564
Shell International Finance B.V.
	0.450% 01/03/11 (b)	162,500,000	162,432,969
Surrey Funding Corp.
	0.320% 01/11/11 (b)	5,000,000	4,998,178
Thunder Bay Funding LLC
	0.310% 04/01/11 (b)	20,000,000	19,979,161
Total Capital Canada Ltd.
	0.470% 01/13/11 (b)	83,000,000	82,953,405
	0.470% 01/14/11 (b)	29,000,000	28,983,341
Toyota Credit Canada, Inc.
	0.320% 01/12/11	11,000,000	10,995,893
	0.330% 01/05/11	27,000,000	26,991,337
	0.340% 01/19/11	26,000,000	25,987,968
	0.360% 05/20/11	16,000,000	15,972,800
Toyota Financial Services de Puerto Rico, Inc.
	0.310% 01/03/11	27,000,000	26,992,327
	0.340% 12/16/10	44,000,000	43,993,767
	0.340% 04/11/11	44,000,000	43,945,562
	0.400% 04/15/11	33,000,000	32,950,500
Toyota Motor Credit Corp.
	0.320% 12/14/10	192,000,000	191,977,813
	0.330% 01/14/11	25,000,000	24,989,917
	0.330% 01/19/11	20,000,000	19,991,017
	0.330% 01/20/11	111,000,000	110,949,125
	0.330% 01/28/11	73,000,000	72,961,188
	0.350% 03/07/11	21,000,000	20,980,400
	0.360% 04/07/11	76,000,000	75,903,480
	0.360% 04/08/11	76,000,000	75,902,720
Victory Receivables
	0.300% 01/05/11 (b)	48,000,000	47,986,000

	Total Commercial Paper (cost of $4,848,252,781)		4,848,252,781

3

		Par ($)	Value ($)
Certificates of Deposit — 24.8%
Bank of Nova Scotia
	0.450% 01/18/11	103,350,000	103,350,000
Barclays Bank PLC
	0.370% 03/28/11	75,000,000	75,000,000
	0.420% 02/14/11	125,000,000	125,000,000
	0.430% 02/15/11	56,000,000	56,000,000
	0.460% 02/11/11	136,250,000	136,250,000
BNP Paribas
	0.430% 03/07/11	164,200,000	164,200,000
	0.430% 03/14/11	88,500,000	88,500,000
	0.430% 03/21/11	204,700,000	204,700,000
	0.440% 03/14/11	31,000,000	31,000,000
Caisse des Dépôts et Consignations
	0.370% 12/01/10	134,000,000	134,000,000
	0.405% 01/07/11	68,000,000	68,001,745
	0.420% 02/23/11	67,000,000	67,001,553
	0.440% 02/18/11	219,000,000	219,004,795
	0.440% 03/10/11	118,000,000	118,000,000
CIC London
	0.450% 03/01/11	123,000,000	123,003,071
Crédit Agricole CIB/NY
	0.350% 03/01/11	270,000,000	270,000,000
Crédit Industriel et Commercial
	0.355% 02/17/11	153,000,000	153,001,656
	0.455% 03/01/11	214,000,000	213,756,867
Dexia Credit Local/New York NY
	0.350% 12/07/10	282,900,000	282,900,000
National Australia Bank Ltd.
	0.315% 05/12/11	88,000,000	87,986,141
Natixis NY
	0.330% 02/02/11	10,000,000	10,000,000
	0.330% 02/07/11	68,000,000	68,001,282
	0.340% 01/13/11	48,350,000	48,350,571
	0.370% 02/01/11	82,000,000	82,000,000
	0.420% 02/03/11	36,600,000	36,603,891
Nordea Bank Finland PLC
	0.360% 05/31/11	98,000,000	98,000,000
	0.540% 01/10/11	134,000,000	134,000,000
Rabobank Nederland NV/NY
	0.410% 02/04/11	21,000,000	21,000,000

4

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.570% 01/10/11	134,000,000	134,000,000
Royal Bank of Canada
	0.310% 03/07/11	25,000,000	25,000,000
Societe Generale
	0.320% 02/01/11	175,000,000	175,000,000
Sumitomo Mitsui Banking Corp./NY
	0.280% 01/05/11	100,000,000	100,000,000
Svenska Handelsbanken
	0.480% 12/09/10	30,700,000	30,700,204
Toronto Dominion
	0.210% 12/01/10	99,000,000	99,000,000
UBS AG/CT
	0.360% 04/07/11	25,000,000	25,000,000
	0.390% 02/24/11	300,500,000	300,500,000

	Total Certificates of Deposit (cost of $4,107,811,776)		4,107,811,776

Government & Agency Obligations — 19.6%
U.S. Government Agencies — 14.9%
Federal Farm Credit Bank
	0.199% 07/20/11 (01/20/11) (c)(d)	137,000,000	136,999,410
Federal Home Loan Bank
	0.183% 01/14/11 (e)	20,000,000	19,995,527
	0.205% 02/11/11 (e)	120,356,000	120,306,654
Federal Home Loan Mortgage Corp.
	0.147% 02/01/11 (e)	350,000,000	350,007,202
	0.205% 02/22/11 (e)	12,000,000	11,994,328
	0.220% 02/22/11 (e)	60,000,000	59,969,567
	0.250% 01/18/11 (e)	50,000,000	49,983,333
	0.250% 01/31/11 (e)	15,000,000	14,993,646
	0.337% 01/28/11 (e)	15,000,000	15,005,376
	0.340% 04/07/11 (01/07/11) (c)(d)	500,400,000	500,442,456
	0.362% 03/09/11 (12/09/10) (c)(d)	903,000,000	903,537,285
Federal National Mortgage Association
	0.180% 02/14/11 (e)	75,000,000	74,971,875
	0.200% 01/18/11 (e)	90,000,000	89,976,000
	0.205% 02/23/11 (e)	8,000,000	7,996,173
	0.210% 02/23/11 (e)	53,000,000	52,974,030
	0.250% 01/19/11 (e)	51,750,000	51,732,391
U.S. GOVERNMENT AGENCIES TOTAL			2,460,885,253
U.S. Government Obligations — 4.7%
U.S. Treasury Bills
	0.185% 02/24/11 (e)	127,500,000	127,444,307
	0.190% 05/26/11 (e)	64,640,000	64,579,957

5

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Obligations — (CONTINUED)
	0.205% 01/06/11 (e)	218,000,000	217,955,310
U.S. Treasury Notes
	0.875% 02/28/11	177,300,000	177,590,001
	1.750% 11/15/11	42,000,000	42,592,805
	4.500% 02/28/11	38,000,000	38,400,937
	4.625% 10/31/11	60,820,000	63,228,608
	4.875% 05/31/11	49,000,000	50,138,064
U.S. GOVERNMENT OBLIGATIONS TOTAL			781,929,989

	Total Government & Agency Obligations (cost of $3,242,815,242)		3,242,815,242

Time Deposit — 3.7%
Bank of Tokyo Mitsubishi Ltd.
	0.190% 12/01/10	182,000,000	182,000,000
Branch Banking & Trust
	0.190% 12/01/10	300,000,000	300,000,000
Citibank N.A.
	0.180% 12/01/10	128,778,000	128,778,000

	Total Time Deposit (cost of $610,778,000)		610,778,000

Municipal Bonds(d)(f) — 2.6%
COLORADO — 0.7%
CO Housing & Finance Authority
	Multi-Family:
	Series 2003 A-2,
	SPA: FHLB
	0.250% 10/01/33 (12/01/10)	6,800,000	6,800,000
	Series 2003 A-3,
	SPA: FHLB
	0.250% 10/01/33 (12/01/10)	10,310,000	10,310,000
	Multi-Family:
	Series 1996,
	DPCE: FNMA
	0.250% 10/15/16 (12/01/10)	7,060,000	7,060,000
	Series 2004 A1,
	SPA: FHLB
	0.250% 10/01/34 (12/01/10)	21,710,000	21,710,000
	Series 2008 A1,
	SPA: FHLB
	0.250% 04/01/29 (12/01/10)	14,855,000	14,855,000
	Series 2008 C1,
	SPA: FHLB
	0.260% 10/01/38 (12/01/10)	8,000,000	8,000,000
	Series 2001 AA1,
	LOC: FNMA,
	LOC: FHLMC
	0.250% 05/01/41 (12/01/10)	2,465,000	2,465,000
	Series 2003 B1,

6

		Par ($)	Value ($)
Municipal Bonds(d)(f) — (continued)
COLORADO — (continued)
	LOC: FNMA,
	LOC: FHLMC
	0.260% 11/01/33 (12/01/10)	995,000	995,000
	Series 2005 B-1,
	SPA: FHLB
	0.250% 04/01/40 (12/01/10)	6,890,000	6,890,000
	Series 2006 B1,
	LOC: FNMA,
	LOC: FHLMC
	0.250% 11/01/36 (12/01/10)	6,760,000	6,760,000
	Series 2006 C1,
	LOC: FNMA,
	LOC: FHLMC
	0.250% 11/01/36 (12/01/10)	6,760,000	6,760,000
	Series 2006 CL1,
	SPA: FHLB
	0.250% 11/01/36 (12/01/10)	3,000,000	3,000,000
	Series 2007 C1,
	LOC: FNMA,
	LOC: FHLMC
	0.250% 11/01/37 (12/01/10)	11,680,000	11,680,000
	Single Family:
	Series 2002 A-1,
	SPA: FHLB
	0.290% 11/01/13 (12/01/10)	1,410,000	1,410,000
	Series 2002,
	LOC: FNMA,
	LOC: FHLMC
	0.290% 11/01/36 (12/01/10)	3,690,000	3,690,000
	Series 2003 A1,
	LOC: FNMA,
	LOC: FHLMC
	0.290% 11/01/30 (12/01/10)	1,985,000	1,985,000
COLORADO TOTAL			114,370,000
CONNECTICUT — 0.1%
CT Housing Finance Authority
	Series 2008 A5,
	SPA: FHLB
	0.240% 11/15/38 (12/02/10)	11,750,000	11,750,000
CONNECTICUT TOTAL			11,750,000
FLORIDA — 0.1%
FL Broward County
	Embraer Aircraft Holding,
	Series 2007 B,
	LOC: Citibank N.A.
	0.250% 04/01/35 (12/01/10)	5,500,000	5,500,000
FL Miami-Dade County Industrial Development Authority
	South Florida Stadium,
	Miami Stadium Project,
	Series 2007,
	LOC: TD Bank N.A.
	0.240% 07/01/37 (12/02/10)	15,000,000	15,000,000
FLORIDA TOTAL			20,500,000

7

		Par ($)	Value ($)
Municipal Bonds(d)(f) — (continued)
IDAHO — 0.0%
ID Housing & Finance Association
	Series 2007 F-2,
	LIQ FAC: Lloyds TSB Bank PLC
	0.250% 01/01/39 (12/01/10)	1,185,000	1,185,000
IDAHO TOTAL			1,185,000
ILLINOIS — 0.1%
IL Bridgeview
	Series 2008 B1,
	LOC: Northern Trust Co.
	0.260% 12/01/38 (12/01/10)	7,500,000	7,500,000
IL Chicago
	Series 2010 A1,
	LOC: Morgan Stanley Bank
	0.340% 01/01/21 (12/01/10)	6,000,000	6,000,000
ILLINOIS TOTAL			13,500,000
IOWA — 0.1%
IA Finance Authority
	Series 2004 B, AMT,
	SPA: FHLB
	0.300% 07/01/34 (12/02/10)	8,000,000	8,000,000
	Series 2007 G,
	SPA: FHLB
	0.250% 01/01/38 (12/02/10)	2,890,000	2,890,000
	Series 2009 G,
	SPA: FHLB
	0.240% 01/01/39 (12/02/10)	2,485,000	2,485,000
IOWA TOTAL			13,375,000
KENTUCKY — 0.2%
KY Housing Corp.
	Series 2006 W,
	SPA: Lloyds TSB Bank PLC
	0.360% 07/01/37 (12/01/10)	10,425,000	10,425,000
	Series 2007 J,
	SPA: Lloyds TSB Bank PLC
	0.360% 07/01/37 (12/02/10)	7,100,000	7,100,000
	Series 2007 O,
	SPA: Lloyds TSB Bank PLC
	0.360% 01/01/38 (12/02/10)	5,925,000	5,925,000
KENTUCKY TOTAL			23,450,000
MARYLAND — 0.0%
MD Easton
	William Hill Manor, Inc.,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.350% 01/01/26 (12/02/10)	3,000,000	3,000,000
MARYLAND TOTAL			3,000,000

8

		Par ($)	Value ($)
Municipal Bonds(d)(f) — (continued)
MICHIGAN — 0.2%
MI Housing Development Authority
	Series 2007 G,
	SPA: Bank of Nova Scotia
	0.250% 12/01/38 (12/01/10)	38,700,000	38,700,000
MICHIGAN TOTAL			38,700,000
MINNESOTA — 0.1%
MN Housing Finance Agency
	Residential Housing,
	Series 2007 T,
	SPA: State Street Bank & Trust Co.
	0.290% 07/01/48 (12/02/10)	1,080,000	1,080,000
MN Montrose
	Lyman Lumber Co.,
	Series 2001,
	LOC: U.S. Bank N.A.
	0.300% 05/01/26 (12/02/10)	1,395,000	1,395,000
MN Office of Higher Education
	Supplies for Students,
	Series 2008 A,
	LOC: U.S. Bank N.A.
	0.280% 12/01/43 (12/02/10)	14,700,000	14,700,000
MINNESOTA TOTAL			17,175,000
NEW HAMPSHIRE — 0.1%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.270% 06/01/41 (12/01/10)	11,635,000	11,635,000
NEW HAMPSHIRE TOTAL			11,635,000
NEW MEXICO — 0.1%
NM Finance Authority
	Series 2008,
	LOC: Royal Bank of Canada
	0.260% 12/15/26 (12/02/10)	7,000,000	7,000,000
NEW MEXICO TOTAL			7,000,000
NEW YORK — 0.3%
NY New York City Housing Development Corp.
	Midtown West 37th Street,
	Series 2007,
	LOC: Landesbank Hessen-Thuringen
	0.340% 11/01/41 (12/01/10)	4,050,000	4,050,000
	RBNB 20 Owner LLC,
	Series 2006 B,
	LOC: Landesbank Hessen-Thuringen
	0.320% 06/01/39 (12/01/10)	37,765,000	37,765,000
	Verde Apartments,
	Series 2010 A,
	LOC: JPMorgan Chase Bank

9

		Par ($)	Value ($)
Municipal Bonds(d)(f) — (continued)
NEW YORK — (continued)
	LOC: Branch Banking & Trust
	0.260% 01/01/16 (12/02/10)	9,600,000	9,600,000
NEW YORK TOTAL			51,415,000
NORTH CAROLINA — 0.0%
NC Catawba
	Catawba Medical Center,
	Series 2009,
	0.350% 10/01/34 (12/02/10)	5,350,000	5,350,000
NORTH CAROLINA TOTAL			5,350,000
OREGON — 0.2%
OR Housing & Community Services Department
	Series 2006 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.300% 07/01/36 (12/02/10)	5,000,000	5,000,000
	Single Family:
	Series 2005 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.300% 07/01/35 (12/01/10)	10,500,000	10,500,000
	Series 2006 F, AMT,
	SPA: State Street Bank & Trust Co.
	0.280% 07/01/37 (12/02/10)	20,000,000	20,000,000
OREGON TOTAL			35,500,000
TEXAS — 0.2%
TX State
	Series 1997 B-2,
	Veterans Housing,
	LIQ FAC: State Street Bank & Trust Co.
	0.270% 12/01/29 (12/01/10)	5,000,000	5,000,000
	Series 2002 A,
	Veterans Land,
	SPA: Landsbank Hessen-Thuringen
	0.300% 12/01/32 (12/07/10)	5,000,000	5,000,000
	Series 2005 B,
	Small Business,
	SPA: National Australia Bank
	0.260% 06/01/45 (12/02/10)	3,025,000	3,025,000
	Series 2010 B,
	Veterans Housing,
	SPA: Sumitomo Mitsui Banking
	0.260% 12/01/31 (12/01/10)	12,150,000	12,150,000
	Veterans Housing,
	Series 2009,
	SPA: JPMorgan Chase Bank
	0.260% 06/01/31 (12/01/10)	9,700,000	9,700,000
	Veterans Land,
	Series 2004,
	SPA: State Street Bank & Trust Co.
	0.300% 12/01/24 (12/07/10)	2,190,000	2,190,000
TEXAS TOTAL			37,065,000

10

		Par ($)	Value ($)
Municipal Bonds(d)(f) — (continued)
VIRGINIA — 0.0%
VA Falls Church Economic Development Authority
	Tax Analysts,
	Series 2006 B,
	LOC: Citibank N.A.
	0.270% 07/01/21 (12/01/10)	3,235,000	3,235,000
VIRGINIA TOTAL			3,235,000
WASHINGTON — 0.0%
WA Housing Finance Commission
	Spokane United Method Homes,
	Rockwood Programs,
	Series 1999 B
	LOC: Wells Fargo Bank N.A.
	0.250% 01/01/30 (12/02/10)	4,195,000	4,195,000
WASHINGTON TOTAL			4,195,000
WISCONSIN — 0.1%
WI Housing & Economic Development Authority
	Series 2007 D,
	SPA: Fortis Bank SA/NV:
	0.320% 09/01/27 (12/01/10)	13,500,000	13,500,000
	0.320% 09/01/34 (12/01/10)	5,630,000	5,630,000
WISCONSIN TOTAL			19,130,000

	Total Municipal Bonds (cost of $431,530,000)		431,530,000

Repurchase Agreements — 20.1%
	Repurchase agreement with Barclays Capital, dated 11/30/10, due 12/01/10 at 0.230%, collateralized by a U.S. Treasury obligation maturing 03/31/15, market value $4,073,958 (repurchase proceeds $3,994,026)	3,994,000	3,994,000
	Repurchase agreement with BNP Paribas, dated 11/30/10, due 12/01/10 at 0.360%, collateralized by corporate bonds with various maturities to 10/07/20, market value $305,550,001 (repurchase proceeds $291,002,910)	291,000,000	291,000,000
	Repurchase agreement with CBNA, dated 11/30/10, due 12/01/10 at 0.260%, collateralized by corporate bonds with various maturities to 09/01/48, market value $125,660,000 (repurchase proceeds $122,000,881)	122,000,000	122,000,000

11

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Deutsche Bank AG, dated 11/01/10, due 12/01/10 at 0.350%, collateralized by corporate bonds with various maturities to 10/15/20, market value $236,250,000 (repurchase proceeds $225,065,625)	225,000,000	225,000,000
	Repurchase agreement with Deutsche Bank, dated 11/30/10, due 12/01/10 at 0.250%, collateralized by a U.S. Government Agency obligation maturing 10/01/40, market value $88,740,001 (repurchase proceeds $87,000,604)	87,000,000	87,000,000
	Repurchase agreement with Deutsche Bank, dated 11/30/10, due 12/01/10 at 0.290%, collateralized by commercial papers with maturities to 02/28/11, market value $107,120,001 (repurchase proceeds $104,000,838)	104,000,000	104,000,000
	Repurchase agreement with Deutsche Bank, dated 11/30/10, due 12/01/10 at 0.330%, collateralized by corporate bonds with various maturities to 09/14/20, market value $67,200,000 (repurchase proceeds $64,000,587)	64,000,000	64,000,000
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.200%, collateralized by U.S. Treasury obligations with maturities to 08/15/39, market value $25,501,113 (repurchase proceeds $25,000,139)	25,000,000	25,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 11/30/10, due 12/01/10 at 0.260%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/40, market value $71,400,516 (repurchase proceeds $70,000,506)	70,000,000	70,000,000
	Repurchase agreement with JPMorgan Chase, dated 11/15/10, due 12/15/10 at 0.350%, collateralized by corporate bonds with various maturities to 05/18/20, market value $63,000,910 (repurchase proceeds $60,017,500)	60,000,000	60,000,000
	Repurchase agreement with JPMorgan Chase, dated 11/19/10, due 12/20/10 at 0.350%, collateralized by corporate bonds with various maturities to 08/15/20, market value $137,552,250 (repurchase proceeds $131,039,482)	131,000,000	131,000,000
	Repurchase agreement with JPMorgan Chase, dated 11/30/10, due 12/01/10 at 0.240%, collateralized by corporate bonds with various maturities to 04/01/34, market value $62,220,590 (repurchase proceeds $61,000,407)	61,000,000	61,000,000

12

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with JPMorgan Chase, dated 11/30/10, due 12/01/10 at 0.380%, collateralized by a corporate bond maturing 03/15/20, market value $168,002,692 (repurchase proceeds $160,001,689)	160,000,000	160,000,000
	Repurchase agreement with Morgan Stanley, dated 11/30/10, due 12/01/10 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/47, market value $202,980,000 (repurchase proceeds $199,001,327)	199,000,000	199,000,000
	Repurchase agreement with Royal Bank of Canada, dated 09/24/10, due 12/27/10 at 0.390%, collateralized by U.S. Government Agency obligations with maturities to 10/25/20, market value $64,055,106 (repurchase proceeds $61,062,118)	61,000,000	61,000,000
	Repurchase agreement with Royal Bank of Canada, dated 09/28/10, due 01/03/11 at 0.400%, collateralized by corporate bonds with various maturities to 10/01/20, market value $94,500,000 (repurchase proceeds $90,097,000)	90,000,000	90,000,000
	Repurchase agreement with Royal Bank of Canada, dated 10/04/10, due 01/03/11 at 0.390%, collateralized by corporate bonds with various maturities to 08/15/20, market value $58,800,000 (repurchase proceeds $56,055,207)	56,000,000	56,000,000
	Repurchase agreement with Royal Bank of Canada, dated 10/06/10, due 01/10/11 at 0.400%, collateralized by corporate bonds with various maturities to 11/25/19, market value $108,456,986 (repurchase proceeds $103,109,867)	103,000,000	103,000,000
	Repurchase agreement with Royal Bank of Canada, dated 11/30/10, due 12/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/40, market value $373,320,000 (repurchase proceeds $366,002,542)	366,000,000	366,000,000
	Repurchase agreement with Royal Bank of Canada, dated 11/30/10, due 12/01/10 at 0.330%, collateralized by commercial papers, certificates of deposit and corporate bonds with various maturities to 08/15/20, market value $303,620,001 (repurchase proceeds $292,002,677)	292,000,000	292,000,000
	Repurchase agreement with Royal Bank of Scotland, dated 11/30/10, due 12/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 11/20/40, market value $186,662,341 (repurchase proceeds $183,001,271)	183,000,000	183,000,000

13

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Societe Generale, dated 11/30/10, due 12/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/40, market value $124,440,000 (repurchase proceeds $122,000,847)	122,000,000	122,000,000
	Repurchase agreement with UBS Securities, Inc., dated 11/30/10, due 12/01/10 at 0.330%, collateralized by corporate bonds with various maturities to 08/01/20, market value $19,950,000 (repurchase proceeds $19,000,174)	19,000,000	19,000,000
	Repurchase agreement with UBS Warburg AG, dated 11/30/10, due 12/01/10 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/40, market value $436,560,000 (repurchase proceeds $428,002,853)	428,000,000	428,000,000

	Total Repurchase Agreements (cost of $3,322,994,000)		3,322,994,000

	Total Investments — 100.2% (cost of $16,564,181,799)(g)		16,564,181,799

	Other Assets & Liabilities, Net — (0.2)%		(36,360,982)

	Net Assets — 100.0%		16,527,820,817

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

14

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term securities that mature in 60 days or less are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Commercial Paper	$—	$4,848,252,781	$—	$4,848,252,781
Total Certificates of Deposit	—	4,107,811,776	—	4,107,811,776
Total Government & Agency Obligations	—	3,242,815,242	—	3,242,815,242
Total Time Deposit	—	610,778,000	—	610,778,000
Total Municipal Bonds	—	431,530,000	—	431,530,000
Total Repurchase Agreements	—	3,322,994,000	—	3,322,994,000
Total Investments	$—	$16,564,181,799	$—	$16,564,181,799

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no significant transfers between Levels1 and 2 during the period ended November 30, 2010.

(a)	The rate shown represents the discount rate at the date of purchase.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities, which are not illiquid, amounted to $2,821,541,963, which represents 17.1% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2010.
(d)	Parenthetical date represents the effective maturity date for the security.
(e)	The rate shown represents the annualized yield at the date of purchase.
(f)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2010.

(g)	Cost for federal income tax purposes is $16,564,181,799.

15

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

16

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	BofA Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 100.0%
CONNECTICUT — 79.3%
CT Avon
	Series 2010,
	1.500% 11/01/11	1,000,000	1,010,418
CT Barclays Capital Municipal Trust Receipts
	University of Connecticut,
	Series 2010,
	LIQ FAC: Barclays Bank PLC
	0.310% 02/15/26 (12/02/10) (a)(b)(c)	3,180,000	3,180,000
CT Bridgeport
	Series 2001 C,
	Pre-refunded 08/15/11,
	5.375% 08/15/18	1,210,000	1,250,877
CT Darien
	Series 2010,
	1.000% 03/17/11	4,175,000	4,183,406
CT Development Authority
	Imperial Electric Assembly,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.490% 05/01/21 (12/02/10) (b)(c)	985,000	985,000
	Rand-Whitney Containerboard LP,
	Series 1993, AMT,
	LOC: Bank of Montreal
	0.300% 08/01/23 (12/01/10) (b)(c)	5,000,000	5,000,000
CT East Lyme
	Series 2010,
	1.500% 02/09/11	1,800,000	1,804,057
CT Greenwich
	Series 2010,
	1.500% 01/27/11	4,000,000	4,007,661
CT Groton
	Series 2010,
	1.500% 07/26/11	3,210,000	3,233,550
CT Health & Educational Facilities Authority
	0.280% 02/10/11	4,000,000	4,000,000
	Ascension Health Credit Group,
	Series 2010:
	LIQ FAC: Citibank N.A.
	0.280% 11/15/17 (12/02/10) (a)(b)(c)	2,400,000	2,400,000
	LIQ FAC: Morgan Stanley Bank
	0.300% 11/15/40 (12/02/10) (a)(b)(c)	2,500,000	2,500,000
	Danbury Hospital,
	Series 2008 J,
	LOC: Wells Fargo Bank N.A.
	0.270% 07/01/36 (12/02/10) (b)(c)	3,000,000	3,000,000
	Hospital for Special Care,
	Series 2010 E,
	LOC: Federal Home Loan Bank of Boston
	0.260% 07/01/37 (12/02/10) (b)(c)	4,000,000	4,000,000
	Lawrence and Memorial Hospital, Inc.,
	Series 2004 E,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	LOC: JPMorgan Chase Bank
	0.300% 07/01/34 (12/01/10) (b)(c)	2,200,000	2,200,000
	Series 2010,
	LIQ FAC: Citibank N.A.
	0.290% 01/01/18 (12/02/10) (a)(b)(c)	4,500,000	4,500,000
	St. Francis Hospital & Medical Center,
	Series 2008 F,
	LOC: JPMorgan Chase Bank
	0.290% 07/01/47 (12/02/10) (b)(c)	4,500,000	4,500,000
	The Hotchkiss School,
	Series 2000 A,
	SPA: U.S. Bank N.A.
	0.270% 07/01/30 (12/02/10) (b)(c)	5,000,000	5,000,000
	The Taft School,
	Series 2000 E,
	LOC: Wells Fargo Bank N.A.
	0.350% 07/01/30 (12/01/10) (b)(c)	3,000,000	3,000,000
	Yale University,
	Series 2005 Y-3,
	0.210% 07/01/35 (12/01/10) (c)(d)	175,000	175,000
CT Housing Finance Authority
	CIL Realty, Inc.,
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.270% 07/01/32 (12/02/10) (b)(c)	3,090,000	3,090,000
	Series 2005, AMT,
	LIQ FAC: Citibank N.A.
	0.360% 01/15/12 (12/02/10) (b)(c)	3,085,000	3,085,000
	Series 2007, AMT,
	SPA: Bank of New York
	0.360% 11/15/15 (12/01/10) (b)(c)	5,890,000	5,890,000
	Series 2009 A-1,
	SPA: JPMorgan Chase Bank
	0.270% 05/15/39 (12/01/10) (b)(c)	3,000,000	3,000,000
	Series 2009 A-2,
	SPA: State Street Bank & Trust Co.
	0.270% 05/15/39 (12/01/10) (b)(c)	2,650,000	2,650,000
CT Regional School District No. 14
	Series 2010 W,
	2.000% 06/15/11	945,000	952,872
CT Regional School District No. 5
	Series 2010 B,
	2.000% 07/15/11	980,000	989,516
CT State
	Series 2000 C,
	5.000% 12/15/15	1,000,000	1,001,540
	Series 2005 A-1,
	SPA: Dexia Credit Local
	0.310% 03/01/23 (12/02/10) (b)(c)	1,500,000	1,500,000
	Series 2009 B,
	2.000% 03/01/11	300,000	301,148

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
CT Town of Bloomfield
	Series 2010 A,
	1.500% 10/15/11	1,250,000	1,261,715
	Series 2010 B,
	1.500% 10/15/11	620,000	625,811
CT Town of Trumbull
	Series 2007,
	4.125% 09/01/11	300,000	308,067
	Series 2010,
	2.000% 06/01/11	500,000	503,877
CT Town of Westport
	Series 2010,
	2.000% 11/01/11	525,000	532,922
CT University of Connecticut
	Series 2004 A,
	5.000% 01/15/11	1,000,000	1,005,716
CONNECTICUT TOTAL			86,628,153
OKLAHOMA — 0.6%
OK Industries Authority
	Amateur Softball Association,
	Series 2002,
	LOC: JPMorgan Chase Bank
	0.800% 06/01/14 (12/02/10) (b)(c)	610,000	610,000
OKLAHOMA TOTAL			610,000
PUERTO RICO — 15.7%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.300% 08/01/47 (12/02/10) (b)(c)	4,765,000	4,765,000
	Series 2008 A,
	GTY AGMT: Deutsche Bank AG
	0.300% 08/01/54 (12/02/10) (b)(c)	367,000	367,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998 A,
	LOC: Bank of Nova Scotia
	0.320% 07/01/28 (12/01/10) (b)(c)	5,000,000	5,000,000
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.500% 08/01/42 (12/02/10) (b)(c)	7,000,000	7,000,000
PUERTO RICO TOTAL			17,132,000
VIRGINIA — 1.7%
VA Henrico Economic Development Authority
	Colonial Mechanical Corp.,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.470% 08/01/20 (12/02/10) (b)(c)	1,800,000	1,800,000
VIRGINIA TOTAL			1,800,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — 2.7%
WI Ashland Industrial Development Authority
	Larson Juhl U.S. LLC,
	Series 2000, AMT,
	LOC: Wells Fargo Bank. N.A.
	0.520% 07/01/20 (12/03/10) (b)(c)	3,000,000	3,000,000
WISCONSIN TOTAL			3,000,000

	Total Municipal Bonds (cost of $109,170,153)		109,170,153

	Total Investments(e) — 100.0% (cost of $109,170,153) (e)		109,170,153

	Other Assets & Liabilities, Net — 0.0%		42,144

	Net Assets — 100.0%		109,212,297

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

4

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term securities that mature in 60 days or less are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$109,170,153	$—	$109,170,153
Total Investments	$—	$109,170,153	$—	$109,170,153

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities, which are not illiquid, amounted to $12,580,000, which represents 11.5% of net assets.

(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2010.

(c)	Parenthetical date represents the effective maturity date for the security.
(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2010.
(e)	Cost for federal income tax purposes is $109,170,153.

Acronym	Name

AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

5

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	BofA Government Plus Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 50.2%
U.S. GOVERNMENT AGENCIES — 49.1%
Federal Home Loan Bank
	0.200% 04/29/11 (a)	12,000,000	11,998,899
	0.200% 05/18/11 (a)	2,000,000	1,998,133
	0.260% 01/14/11	7,000,000	6,999,781
	0.260% 02/04/11 (a)	25,000,000	24,998,844
	0.260% 11/17/11 (a)	8,000,000	7,996,230
	0.520% 04/12/11	5,815,000	5,821,743
	0.750% 03/18/11	545,000	545,865
	1.625% 07/27/11	4,000,000	4,036,092
	2.625% 05/20/11	15,000,000	15,169,855
	3.000% 12/10/10	5,000,000	5,003,357
	3.250% 03/11/11	3,500,000	3,529,620
	4.625% 02/18/11	13,150,000	13,275,181
	4.750% 12/10/10	2,930,000	2,933,218
Federal Home Loan Mortgage Corp.
	0.147% 02/01/11 (b)	35,000,000	35,000,000
	0.170% 01/04/11 (a)	10,000,000	9,998,394
	0.190% 01/10/11 (a)	19,000,000	18,995,989
	0.200% 04/25/11 (a)	10,000,000	9,991,944
	0.210% 02/25/11 (a)	7,000,000	6,996,488
	0.215% 04/04/11 (a)	15,000,000	14,988,892
	0.220% 01/05/11 (a)	18,000,000	17,996,150
	0.220% 02/23/11 (a)	10,000,000	9,994,867
	0.220% 04/06/11 (a)	5,000,000	4,996,150
	0.220% 04/12/11 (a)	5,000,000	4,995,967
	0.230% 03/01/11 (a)	10,000,000	9,994,250
	0.270% 12/06/10 (a)	15,000,000	14,999,438
	0.340% 04/07/11 (01/07/11) (b)(c)	63,650,000	63,655,400
	0.362% 03/09/11 (12/09/10) (b)(c)	30,000,000	30,017,850
	1.625% 04/26/11	5,633,000	5,664,654
	2.750% 04/11/11	3,275,000	3,304,875
	4.750% 01/18/11	6,000,000	6,035,572
Federal National Mortgage Association
	0.210% 02/02/11	15,000,000	14,994,488
	0.210% 04/20/11 (a)	5,000,000	4,995,917
	0.220% 04/25/11 (a)	5,750,000	5,744,905
	0.220% 04/26/11 (a)	4,350,000	4,346,119
	0.230% 02/02/11	10,000,000	9,995,975
	1.375% 04/28/11	2,000,000	2,009,454
	2.750% 04/11/11	15,150,000	15,286,669
U.S. GOVERNMENT AGENCIES TOTAL			429,307,225

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — 1.1%
U.S. Treasury Bill
0.190% 05/26/11 (a)	10,000,000	9,990,711
U.S. GOVERNMENT OBLIGATIONS TOTAL		9,990,711

Total Government & Agency Obligations (cost of $439,297,936)		439,297,936

Repurchase Agreements — 49.7%
REPURCHASE AGREEMENTS — 49.7%
Repurchase agreement with BNP Paribas, dated 11/30/10, due 12/01/10 at 0.250%, collateralized by Corporate Bonds with various maturities to 05/07/12, market value $43,260,001 (repurchase proceeds $42,000,292)	42,000,000	42,000,000
Repurchase agreement with Deutsche Bank, dated 10/22/10, due 01/21/11 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 10/01/38, market value $15,300,000 (repurchase proceeds $15,008,721)	15,000,000	15,000,000
Repurchase agreement with Goldman Sachs, dated 11/30/10, due 12/01/10, at 0.260%, collateralized by a Corporate Bond maturing 03/12/12, market value $43,260,313 (repurchase proceeds $42,000,303)	42,000,000	42,000,000
Repurchase agreement with Goldman Sachs, dated 11/30/10, due 12/1/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/40, market value $90,336,927 (repurchase proceeds $88,565,615)	88,565,000	88,565,000
Repurchase agreement with Morgan Stanley, dated 11/30/10, due 12/01/10 at 0.250%, collateralized by Corporate Bonds with various maturities to 12/28/12, market value $43,260,001 (repurchase proceeds $42,000,292)	42,000,000	42,000,000
Repurchase agreement with Royal Bank of Canada, dated 10/08/10, due 01/06/11 at 0.220%, collateralized by a U.S. Government Agency obligation maturing 12/15/24, market value $13,260,000 (repurchase proceeds $13,007,150)	13,000,000	13,000,000

2

		Par ($)	Value ($)
Repurchase Agreements — (continued)
REPURCHASE AGREEMENTS — (continued)
	Repurchase agreement with Royal Bank of Canada, dated 11/30/10, due 12/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/40, market value $153,000,000 (repurchase proceeds $150,001,042)	150,000,000	150,000,000
	Repurchase agreement with UBS Warburg AG, dated 11/30/10, due 12/01/10 at 0.240%, collateralized by U.S. Government Agency obligations and Corporate Bonds with various maturities to 08/15/28, market value $43,248,672 (repurchase proceeds $42,000,280)	42,000,000	42,000,000
REPURCHASE AGREEMENTS TOTAL			434,565,000

	Total Repurchase Agreements (cost of $434,565,000)		434,565,000

	Total Investments — 99.9% (cost of $873,862,936) (d)		873,862,936

	Other Assets & Liabilities, Net — 0.1%		476,921

	Net Assets — 100.0%		874,339,857

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

3

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term securities that mature in 60 days or less are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$439,297,936	$—	$439,297,936
Total Repurchase Agreements	—	434,565,000	—	434,565,000
Total Investments	$—	$873,862,936	$—	$873,862,936

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

(a)	The rate shown represents the discount rate at the date of purchase.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2010.
(c)	Parenthetical date represents the effective maturity date for the security.
(d)	Cost for federal income tax purposes is $873,862,936.

4

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	BofA Government Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 100.9%
U.S. GOVERNMENT AGENCIES — 77.0%
Federal Farm Credit Bank
	0.244% 03/01/12 (12/01/10) (a)(b)	100,000,000	99,974,711
	2.625% 04/21/11	35,809,000	36,146,600
Federal Home Loan Bank
	0.070% 12/01/10 (c)	79,181,000	79,181,000
	0.100% 12/01/10 (c)	55,794,000	55,794,000
	0.130% 12/15/10 (c)	125,000,000	124,993,680
	0.130% 01/10/11 (c)	50,000,000	49,992,778
	0.140% 12/01/10 (c)	86,000,000	86,000,000
	0.140% 01/07/11 (c)	9,064,000	9,062,696
	0.150% 12/06/10 (c)	51,000,000	50,998,937
	0.150% 12/10/10 (c)	106,000,000	105,996,025
	0.150% 12/15/10 (c)	87,000,000	86,994,925
	0.150% 12/17/10 (c)	71,000,000	70,995,267
	0.150% 01/05/11 (c)	136,900,000	136,880,035
	0.150% 01/19/11 (c)	200,000,000	199,959,167
	0.150% 01/26/11 (c)	315,670,000	315,596,344
	0.155% 01/05/11 (c)	104,000,000	103,984,328
	0.160% 12/01/10 (c)	173,000,000	173,000,000
	0.160% 12/03/10 (c)	377,000,000	376,996,649
	0.160% 12/10/10 (c)	220,000,000	219,991,200
	0.160% 01/07/11 (c)	132,000,000	131,978,293
	0.160% 02/11/11 (c)	157,100,000	157,049,728
	0.160% 02/16/11 (c)	75,000,000	74,974,333
	0.165% 02/02/11 (c)	131,000,000	130,962,174
	0.165% 02/04/11 (c)	100,000,000	99,970,208
	0.170% 01/05/11 (c)	55,000,000	54,990,910
	0.170% 01/21/11 (c)	47,200,000	47,188,633
	0.170% 01/28/11 (c)	129,000,000	128,964,668
	0.170% 02/16/11 (c)	86,000,000	85,968,729
	0.170% 04/15/11 (c)	150,000,000	149,904,375
	0.180% 12/03/10 (c)	72,641,000	72,640,274
	0.180% 12/10/10 (c)	227,600,000	227,589,758
	0.180% 01/14/11 (c)	92,050,000	92,029,749
	0.180% 01/19/11 (c)	87,000,000	86,978,685
	0.180% 01/21/11 (c)	194,000,000	193,950,530
	0.180% 01/26/11 (c)	75,000,000	74,979,000
	0.180% 02/23/11 (c)	210,000,000	209,911,800
	0.180% 03/07/11 (c)	5,858,000	5,855,188
	0.180% 05/04/11 (c)	61,565,000	61,517,595

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
0.190% 12/03/10 (c)	133,000,000	132,998,596
0.190% 12/15/10 (c)	448,000,000	447,966,898
0.190% 12/17/10 (c)	100,000,000	99,991,556
0.190% 01/05/11 (c)	77,700,000	77,685,647
0.190% 01/28/11 (c)	18,000,000	17,994,490
0.190% 03/14/11 (c)	143,000,000	142,922,264
0.200% 04/20/11	155,425,000	155,411,595
0.200% 04/29/11	100,000,000	99,990,823
0.200% 05/04/11 (c)	22,000,000	21,981,178
0.200% 05/11/11 (c)	101,000,000	100,909,661
0.200% 05/18/11 (c)	22,000,000	21,979,467
0.205% 02/23/11 (c)	186,981,000	186,891,561
0.210% 02/25/11 (c)	10,300,000	10,294,833
0.210% 03/14/11	147,000,000	146,991,110
0.210% 03/23/11 (c)	25,664,000	25,647,233
0.220% 03/30/11 (c)	133,000,000	132,903,279
0.240% 01/21/11 (c)	50,000,000	49,983,000
0.250% 01/21/11 (c)	290,000,000	289,897,292
0.250% 01/27/11	228,500,000	228,494,423
0.250% 01/28/11 (c)	16,000,000	15,993,556
0.260% 01/14/11	94,000,000	93,997,057
0.260% 02/04/11	37,000,000	36,998,289
0.300% 12/01/10 (c)	43,003,000	43,003,000
0.300% 10/21/11	38,750,000	38,746,919
0.310% 12/09/10	100,000,000	100,000,773
0.375% 03/18/11	22,000,000	22,010,687
0.380% 12/17/10	83,000,000	83,008,474
0.520% 04/12/11	35,000,000	35,037,686
0.700% 04/18/11	14,000,000	14,024,753
2.625% 05/20/11	40,000,000	40,452,947
2.875% 03/11/11	41,500,000	41,805,646
3.000% 12/10/10	100,000,000	100,067,150
3.250% 03/11/11	14,500,000	14,621,768
U.S. GOVERNMENT AGENCIES TOTAL		7,540,646,583
U.S. GOVERNMENT OBLIGATIONS — 23.9%
U.S. Treasury Bill
0.095% 12/02/10 (d)	100,000,000	99,999,736
0.100% 12/02/10 (d)	250,000,000	249,999,306
0.110% 12/09/10 (d)	221,933,000	221,927,575
0.120% 01/06/11 (d)	239,483,000	239,454,262

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
0.125% 12/16/10 (d)	493,748,000	493,722,284
0.150% 12/16/10 (d)	217,000,000	216,986,437
0.150% 12/23/10 (d)	183,077,000	183,060,218
0.160% 12/30/10 (d)	260,000,000	259,966,489
0.190% 05/26/11 (d)	107,000,000	106,900,609
0.210% 06/02/11 (d)	93,000,000	92,901,265
U.S. Treasury Note
1.125% 06/30/11	98,000,000	98,507,111
4.875% 05/31/11	75,000,000	76,740,181
U.S. GOVERNMENT OBLIGATIONS TOTAL		2,340,165,473

Total Government & Agency Obligations (cost of $9,880,812,056)		9,880,812,056

Total Investments — 100.9% (cost of $9,880,812,056)(e)		9,880,812,056

Other Assets & Liabilities, Net — (0.9)%		(91,238,967)

Net Assets — 100.0%		9,789,573,089

3

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term securities that mature in 60 days or less are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$9,880,812,056	$—	$9,880,812,056
Total Investments	$—	$9,880,812,056	$—	$9,880,812,056

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no significant transfers between Levels1 and 2 during the period ended November 30, 2010.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2010.
(b)	Parenthetical date represents the effective maturity date for the security.
(c)	The rate shown represents the discount rate at the date of purchase.
(d)	The rate shown represents the annualized yield at the date of purchase.
(e)	Cost for federal income tax purposes is $9,880,812,056.

4

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	BofA Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 99.4%
COLORADO — 1.7%
CO Educational & Cultural Facilities Authority
	JFMC Facilities Corp.,
	Series 2008 F1,
	LOC: Northern Trust Company
	0.280% 09/01/32 (12/01/10) (a)(b)	3,480,000	3,480,000
COLORADO TOTAL			3,480,000
DISTRICT OF COLUMBIA — 2.3%
DC District of Columbia
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.300% 07/01/23 (12/02/10) (a)(b)	4,585,000	4,585,000
DISTRICT OF COLUMBIA TOTAL			4,585,000
IOWA — 1.1%
IA Finance Authority
	Drake University,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.300% 04/01/31 (12/01/10) (a)(b)	2,300,000	2,300,000
IOWA TOTAL			2,300,000
MASSACHUSETTS — 85.4%
MA Barclays Capital Municipal Trust Receipts
	Series 2010,
	LIQ FAC: Barclays Bank PLC
	0.270% 12/15/34 (12/02/10) (a)(b)(c)	6,600,000	6,600,000
MA Bay Transportation Authority
	Series 2008,
	LIQ FAC: Dexia Credit Local
	0.380% 07/01/26 (12/02/10) (a)(b)	3,690,000	3,690,000
MA Department of Transportation
	Series 2010 A2,
	LOC: Wells Fargo Bank N.A.
	0.270% 01/01/37 (12/01/10) (a)(b)	2,500,000	2,500,000
	Series 2010,
	SPA: JPMorgan Chase Bank
	0.300% 01/01/29 (12/01/10) (a)(b)	5,000,000	5,000,000
MA Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank A.G.
	0.300% 05/01/39 (12/02/10) (a)(b)	3,580,000	3,580,000
MA Development Finance Agency
	0.320% 02/10/11	4,650,000	4,650,000
	Abby Kelly Foster Charter,
	Series 2008,
	LOC: TD Bank N.A.
	0.280% 09/01/38 (12/02/10) (a)(b)	4,900,000	4,900,000
	Babson College,
	Series 2008 A,
	LOC: FHLB
	0.270% 10/01/32 (12/02/10) (a)(b)	8,275,000	8,275,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	Series 2004, AMT,
	LIQ FAC: FHLMC
	0.400% 01/01/36 (12/02/10) (a)(b)	9,720,000	9,720,000
	The Fay School, Inc.,
	Series 2008,
	LOC: TD Bank N.A.
	0.280% 04/01/38 (12/02/10) (a)(b)	6,600,000	6,600,000
MA Eagle Tax-Exempt Trust
	Massachusetts State Water Resource Authority,
	Series 2009 A,
	Pre-refunded 08/01/2011,
	LIQ FAC: Citibank N.A.
	0.280% 08/01/27 (12/02/10) (a)(b)(c)	1,500,000	1,500,000
MA Health & Educational Facilities Authority
	Harrington Memorial,
	Series 2008 A,
	LOC: TD Bank N.A.
	0.260% 07/01/38 (12/01/10) (a)(b)	5,000,000	5,000,000
	The Children’s Hospital Corp.,
	Series 2010 N4,
	LOC: JPMorgan Chase Bank,
	GTY AGMT: The Children’s Medical Center:
	0.270% 10/01/49 (12/01/10) (a)(b)	4,690,000	4,690,000
MA Housing Finance Agency
	Series 2008, AMT,
	LIQ FAC: Citibank N.A.
	0.340% 06/01/41 (12/02/10) (a)(b)(c)	7,415,000	7,415,000
MA Industrial Finance Agency
	120 Chestnut Street LP,
	Series 1992,
	LOC: Sumitomo Bank Ltd.
	0.320% 08/01/26 (12/01/10) (a)(b)	2,775,000	2,775,000
	Berkshire School, Inc.,
	Seies 1990,
	LOC: JPMorgan Chase Bank
	0.300% 09/01/20 (12/01/10) (a)(b)	2,200,000	2,200,000
MA Manchester by-the-Sea
	Series 2010,
	1.250% 05/27/11	2,400,000	2,408,854
MA New Bedford
	Municipal Purpose Loam,
	Series 2001,
	Pre-refunded 05/01/11,
	5.000% 05/01/21	3,000,000	3,087,215
MA Newton
	Quality School,
	Series 2009 A,
	3.000% 04/01/11	1,020,000	1,028,946
MA Puttable Floating Option Tax-Exempt Receipts
	Massachusetts Bay Transit Authority,
	Series 2007,
	LIQ FAC: Dexia Credit Local
	0.480% 07/01/30 (12/02/10) (a)(b)	13,375,000	13,375,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	Massachusetts State Development Finance Agency,
	Haverhill Mills Project,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.400% 11/01/37 (12/02/10) (a)(b)	9,000,000	9,000,000
	Series 2008, AMT,
	LIQ FAC: FHLMC
	0.400% 05/01/55 (12/02/10) (a)(b)	9,000,000	9,000,000
MA Quincy
	Series 2010:
	1.500% 01/28/11	12,900,000	12,922,035
	2.000% 07/29/11	4,480,000	4,524,656
MA Shrewsbury
	Series 2010,
	1.500% 11/18/11	6,800,000	6,870,493
MA State
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.125% 12/01/20	1,100,000	1,149,412
	Series 2002 A,
	5.500% 02/01/11	1,045,000	1,053,895
	Series 2009 A,
	5.000% 03/01/11	2,565,000	2,593,659
	Series 2010 A,
	0.300% 02/01/11 (12/02/10) (b)(d)	4,000,000	4,000,000
MA University of Massachusetts Building Authority
	Series 2008 1,
	LOC: Lloyds TSB Bank PLC
	0.270% 05/01/38 (12/01/10) (a)(b)	5,000,000	5,000,000
MA Water Pollution Abatement
	Pool Program Bonds,Series 7,
	Series 2001,
	5.000% 02/01/11	500,000	503,804
MA Water Resources Authority
	Series 2002 C,
	LOC: Landesbank Hessen-Thuringen
	0.300% 08/01/20 (12/01/10) (a)(b)	3,920,000	3,920,000
	Series 2008 E,
	SPA: JPMorgan Chase Bank
	0.310% 08/01/37 (12/02/10) (a)(b)	2,810,000	2,810,000
MA Wellesley
	Series 2010,
	2.000% 03/15/11	1,400,000	1,406,842
MA Westborough
	Series 2010,
	1.500% 08/26/11	1,620,000	1,631,594
MA Weston
	Series 2010:
	1.000% 02/04/11	4,816,938	4,822,449

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	1.500% 02/04/11	4,000,000	4,008,664
MASSACHUSETTS TOTAL			174,212,518
NEW YORK — 2.1%
NY New York City Municipal Water Finance Authority
	Series 2005 AA-1,
	0.270% 06/15/32 (12/01/10) (b)(d)	4,340,000	4,340,000
NEW YORK TOTAL			4,340,000
PUERTO RICO — 6.1%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008 A,
	GTY AGMT: Societe Generale
	0.300% 07/01/29 (12/02/10) (a)(b)	3,160,000	3,160,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998 A,
	LOC: Bank of Nova Scotia
	0.320% 07/01/28 (12/01/10) (a)(b)	9,195,000	9,195,000
PUERTO RICO TOTAL			12,355,000
WASHINGTON — 0.7%
WA Kitsap County Industrial Development Corp.
	Cara Group LLC,
	Series 2003 AMT,
	LOC: U.S. Bank N.A.
	0.520% 03/01/32 (12/02/10) (a)(b)	1,465,000	1,465,000
WASHINGTON TOTAL			1,465,000

	Total Municipal Bonds (cost of $202,737,518)		202,737,518

	Total Investments(e) — 99.4% (cost of $202,737,518)		202,737,518

	Other Assets & Liabilities, Net — 0.6%		1,224,078

	Net Assets — 100.0%		203,961,596

4

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term securities that mature in 60 days or less are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	—	202,737,518	—	202,737,518
Total Investments	$—	$202,737,518	$—	$202,737,518

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2010.

(b)	Parenthetical date represents the effective maturity date for the security.

5

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities, which are not illiquid, amounted to $15,515,000, which represents 7.6% of net assets.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate shown reflects the rate at November 30, 2010.

(e)	Cost for federal income tax purposes is $202,737,518.

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PUTTERS	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	BofA Money Market Reserves

		Par ($)	Value ($)*
Commercial Paper(a) — 29.8%
Amsterdam Funding Corp.
	0.300% 01/04/11 (b)	14,000,000	13,996,033
	0.320% 01/04/11 (b)	25,000,000	24,992,444
Argento Variable Funding Co. LLC
	0.320% 02/04/11 (b)	44,000,000	43,974,578
Atlantis One Funding Corp.
	0.370% 02/11/11 (b)	8,500,000	8,493,710
	0.550% 01/18/11 (b)	56,000,000	55,958,933
BNZ International Funding Ltd.
	0.360% 05/24/11 (b)	32,000,000	31,944,320
Cancara Asset Securitisation LLC
	0.300% 12/08/10 (b)	47,000,000	46,997,258
	0.300% 01/18/11 (b)	62,200,000	62,175,120
	0.300% 02/07/11 (b)	20,000,000	19,988,667
	0.310% 12/13/10 (b)	37,000,000	36,996,177
	0.310% 12/14/10 (b)	35,000,000	34,996,082
	0.310% 12/16/10 (b)	11,000,000	10,998,579
	0.310% 01/04/11 (b)	82,000,000	81,975,992
	0.330% 12/02/10 (b)	21,600,000	21,599,802
Chariot Funding LLC
	0.480% 01/21/11 (b)	13,000,000	12,991,160
Coca-Cola Co.
	0.370% 01/03/11 (b)	19,000,000	18,993,556
ENI Coordination Center SA
	0.420% 04/26/11 (b)	18,000,000	17,969,340
	0.425% 04/19/11 (b)	68,000,000	67,888,414
ENI Finance USA, Inc.
	0.400% 05/03/11 (b)	34,000,000	33,942,200
	0.405% 04/29/11 (b)	18,000,000	17,969,827
Falcon Asset Securitization Co. LLC
	0.270% 12/02/10 (b)	47,600,000	47,599,643
	0.400% 02/02/11 (b)	16,000,000	15,988,800
	0.480% 01/21/11 (b)	26,000,000	25,982,320
FCAR Owner Trust
	0.300% 01/03/11	62,000,000	61,982,950
	0.300% 01/04/11	103,000,000	102,970,817
	0.330% 02/22/11	7,000,000	6,994,674
	0.350% 03/01/11	7,000,000	6,993,875
	0.450% 04/05/11	15,000,000	14,976,563
	0.450% 05/06/11	55,000,000	54,892,750

1

		Par ($)	Value ($)
Commercial Paper(a) — (continued)
General Electric Capital Corp.
	0.310% 03/01/11	27,000,000	26,979,075
	0.360% 07/14/11	62,000,000	61,860,500
	0.420% 07/13/11	35,000,000	34,908,533
	0.430% 01/18/11	59,250,000	59,216,030
	0.500% 01/18/11	56,000,000	55,962,667
Gotham Funding Corp.
	0.300% 01/05/11 (b)	22,000,000	21,993,583
Grampian Funding LLC
	0.320% 12/06/10 (b)	10,000,000	9,999,556
	0.320% 02/01/11 (b)	99,300,000	99,245,275
	0.320% 02/07/11 (b)	65,000,000	64,960,711
	0.330% 02/14/11 (b)	7,000,000	6,995,188
Jupiter Securitization Co. LLC
	0.400% 02/02/11 (b)	31,000,000	30,978,300
Manhattan Asset Funding Co. LLC
	0.300% 02/22/11 (b)	32,136,000	32,113,773
MetLife Short Term Funding LLC
	0.330% 01/03/11 (b)	48,600,000	48,585,298
	0.330% 01/10/11 (b)	30,000,000	29,989,000
	0.340% 01/03/11 (b)	20,000,000	19,993,767
	0.380% 12/28/10 (b)	43,000,000	42,987,745
Novartis Finance Corp.
	0.320% 02/09/11 (b)	12,000,000	11,992,533
NRW. BANK
	0.345% 05/02/11	20,000,000	19,970,867
	0.350% 05/09/11	32,000,000	31,950,533
Prudential PLC
	0.330% 01/25/11 (b)	31,000,000	30,984,371
	0.330% 02/01/11 (b)	69,000,000	68,960,785
	0.330% 02/18/11 (b)	32,000,000	31,976,827
	0.340% 02/03/11 (b)	67,000,000	66,959,502
	0.370% 01/20/11 (b)	48,000,000	47,975,333
Royal Bank of Scotland PLC
	0.330% 12/17/10 (b)	49,000,000	48,992,813
	0.345% 12/14/10 (b)	55,000,000	54,993,148
	0.350% 12/13/10 (b)	149,000,000	148,982,617
Royal Park Investments Funding Corp.
	0.300% 12/13/10 (b)	29,750,000	29,747,025
	0.310% 12/08/10 (b)	7,000,000	6,999,578
	0.310% 12/22/10 (b)	19,000,000	18,996,564
	0.310% 01/12/11 (b)	28,000,000	27,989,873

2

		Par ($)	Value ($)
Commercial Paper(a) — (continued)
	0.310% 01/13/11 (b)	53,000,000	52,980,375
	0.320% 12/13/10 (b)	6,000,000	5,999,360
	0.320% 12/29/10 (b)	72,000,000	71,982,080
Sheffield Receivable
	0.300% 01/04/11 (b)	4,000,000	3,998,867
Shell International Finance B.V.
	0.450% 01/03/11 (b)	81,000,000	80,966,587
Surrey Funding Corp.
	0.320% 01/11/11 (b)	12,000,000	11,995,627
Thunder Bay Funding LLC
	0.310% 04/01/11 (b)	10,500,000	10,489,060
Total Capital Canada Ltd.
	0.470% 01/13/11 (b)	40,000,000	39,977,544
	0.470% 01/14/11 (b)	15,000,000	14,991,383
Toyota Credit Canada, Inc.
	0.320% 01/12/11	23,000,000	22,991,413
	0.330% 01/05/11	14,000,000	13,995,508
	0.340% 01/19/11	14,500,000	14,493,290
	0.360% 05/20/11	31,000,000	30,947,300
Toyota Financial Services de Puerto Rico, Inc.
	0.310% 01/03/11	19,000,000	18,994,601
	0.350% 12/13/10	30,500,000	30,496,442
	0.400% 04/15/11	12,000,000	11,982,000
Toyota Motor Credit Corp.
	0.330% 01/14/11	45,000,000	44,981,850
	0.330% 01/19/11	112,000,000	111,949,693
	0.330% 01/20/11	61,000,000	60,972,042
	0.330% 01/28/11	25,000,000	24,986,708
	0.350% 03/07/11	25,000,000	24,976,667
	0.360% 04/07/11	43,000,000	42,945,390
	0.360% 04/08/11	43,000,000	42,944,960
Victory Receivables
	0.300% 01/05/11 (b)	27,000,000	26,992,125
Windmill Funding Corp.
	0.320% 01/04/11 (b)	18,140,000	18,134,518
	0.320% 01/05/11 (b)	35,000,000	34,989,111

	Total Commercial Paper (cost of $3,168,620,455)		3,168,620,455

Certificates of Deposit — 28.2%
Bank of Nova Scotia
	0.450% 01/18/11	40,000,000	40,000,000

3

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Bank of Tokyo Mitsubishi Ltd./NY
	0.190% 12/01/10	279,000,000	279,000,000
Barclays Bank PLC
	0.370% 03/28/11	155,750,000	155,750,000
	0.420% 02/14/11	65,000,000	65,000,000
	0.430% 02/15/11	50,000,000	50,000,000
BNP Paribas
	0.430% 03/07/11	73,000,000	73,000,000
	0.430% 03/14/11	50,000,000	50,000,000
	0.430% 03/21/11	105,000,000	105,000,000
	0.440% 03/14/11	55,250,000	55,250,000
Caisse des Dépôts et Consignations
	0.370% 12/01/10	30,000,000	30,000,000
	0.405% 01/07/11	36,000,000	36,000,924
	0.420% 02/23/11	103,000,000	103,002,391
	0.440% 02/18/11	100,000,000	100,002,187
	0.440% 03/10/11	42,000,000	42,000,000
CIC London
	0.450% 03/01/11	96,000,000	96,002,397
Crédit Agricole CIB/NY
	0.350% 03/01/11	219,000,000	219,000,000
Crédit Industriel et Commercial
	0.330% 02/14/11	73,800,000	73,800,000
	0.355% 02/17/11	75,000,000	75,000,812
	0.435% 01/04/11	11,000,000	11,000,000
	0.455% 03/01/11	62,000,000	61,929,560
Dexia Credit Local/New York NY
	0.350% 12/07/10	179,000,000	179,000,000
National Australia Bank Ltd.
	0.315% 05/12/11	56,000,000	55,991,181
Natixis NY
	0.330% 02/02/11	46,350,000	46,350,000
	0.340% 01/13/11	58,000,000	58,000,686
	0.370% 02/01/11	17,000,000	17,000,000
	0.420% 02/03/11	22,000,000	22,002,339
Nordea Bank Finland PLC
	0.360% 05/31/11	62,000,000	62,000,000
	0.470% 01/28/11	31,000,000	31,001,992
	0.540% 01/10/11	67,000,000	67,000,000

4

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Rabobank Nederland NV/NY
	0.410% 02/04/11	74,000,000	74,000,000
	0.570% 01/10/11	67,000,000	67,000,000
Societe Generale
	0.320% 02/01/11	214,000,000	214,000,000
Sumitomo Mitsui Banking Corp./NY
	0.280% 01/05/11	57,000,000	57,000,000
Svenska Handelsbanken
	0.480% 12/09/10	16,000,000	16,000,106
Toronto Dominion
	0.210% 12/01/10	63,000,000	63,000,000
UBS AG/CT
	0.360% 04/07/11	42,600,000	42,600,000
	0.390% 02/24/11	200,000,000	200,000,000

	Total Certificates of Deposit (cost of $2,992,684,575)		2,992,684,575

Government & Agency Obligations — 15.7%
U.S. Government Agencies — 12.1%
Federal Farm Credit Bank
	0.199% 07/20/11 (01/20/11) (c)(d)	68,000,000	67,999,708
Federal Home Loan Bank
	0.170% 12/27/10 (e)	1,000,000	999,877
	0.183% 01/14/11 (e)	48,000,000	47,989,264
	0.205% 02/11/11 (e)	64,000,000	63,973,760
Federal Home Loan Mortgage Corp.
	0.147% 02/01/11 (e)	157,000,000	157,003,244
	0.205% 02/22/11 (e)	6,000,000	5,997,164
	0.220% 02/22/11 (e)	35,000,000	34,982,247
	0.220% 02/23/11 (e)	38,000,000	37,980,493
	0.250% 01/18/11 (e)	44,750,000	44,735,083
	0.250% 01/31/11 (e)	80,000,000	79,966,111
	0.337% 01/28/11 (e)	6,430,000	6,432,305
	0.340% 04/07/11 (01/07/11) (c)(d)	221,000,000	221,018,750
	0.362% 03/09/11 (12/09/10) (c)(d)	411,000,000	411,242,858
Federal National Mortgage Association
	0.180% 02/14/11 (e)	43,000,000	42,983,875
	0.205% 02/23/11 (e)	5,068,000	5,065,576
	0.210% 02/23/11 (e)	28,000,000	27,986,280
	0.250% 01/19/11 (e)	27,000,000	26,990,813
U.S. GOVERNMENT AGENCIES TOTAL			1,283,347,408
U.S. Government Obligations — 3.6%
U.S. Treasury Bills
	0.185% 02/24/11 (e)	62,000,000	61,972,918
	0.190% 05/26/11 (e)	53,000,000	52,950,769

5

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Obligations — (CONTINUED)
0.205% 01/06/11 (e)	111,000,000	110,977,245
U.S. Treasury Notes
0.875% 02/28/11	44,800,000	44,873,739
1.750% 11/15/11	15,000,000	15,211,716
4.500% 02/28/11	21,000,000	21,221,570
4.625% 10/31/11	39,000,000	40,544,487
4.875% 05/31/11	32,000,000	32,792,500
U.S. GOVERNMENT OBLIGATIONS TOTAL		380,544,944

Total Government & Agency Obligations (cost of $1,663,892,352)		1,663,892,352

Time Deposit — 2.9%
Branch Banking & Trust
0.190% 12/01/10	250,000,000	250,000,000
Citibank N.A.
0.180% 12/01/10	56,269,000	56,269,000

Total Time Deposit (cost of $306,269,000)		306,269,000

Municipal Bonds(c)(f) — 1.9%
COLORADO — 0.6%
CO Housing & Finance Authority
Multi-Family,
Series 2003 A-2,
SPA: FHLB
0.250% 10/01/33 (12/01/10)	3,000,000	3,000,000
Multi-Family:
Series 2004 A1,
SPA: FHLB
0.250% 10/01/34 (12/01/10)	10,615,000	10,615,000
Series 2008 A1,
SPA: FHLB
0.250% 04/01/29 (12/01/10)	5,945,000	5,945,000
Series 2008 C1,
SPA: FHLB
0.260% 10/01/38 (12/01/10)	4,000,000	4,000,000
Series 2001 AA1,
LOC: FNMA,
LOC: FHLMC
0.250% 05/01/41 (12/01/10)	14,505,000	14,505,000
Series 2003 B1,
LOC: FNMA
0.250% 11/01/33 (12/01/10)	3,940,000	3,940,000
Series 2005 B-1,
SPA: FHLB
0.250% 04/01/40 (12/01/10)	6,095,000	6,095,000
Series 2006 B1,
LOC: FNMA,
LOC: FHLMC
0.250% 11/01/36 (12/01/10)	2,865,000	2,865,000

6

		Par ($)	Value ($)
Municipal Bonds(c)(f) — (continued)
	Series 2006 C1,
	LOC: FNMA,
	LOC: FHLMC
COLORADO — (continued)
	0.250% 11/01/36 (12/01/10)	2,860,000	2,860,000
	Series 2006 CL1,
	SPA: FHLB
	0.250% 11/01/36 (12/01/10)	1,850,000	1,850,000
	Series 2007 C1,
	LOC: FNMA,
	LOC: FHLMC
	0.250% 11/01/37 (12/01/10)	4,720,000	4,720,000
	Single Family:
	Class 2001,
	LOC: FNMA
	0.250% 11/01/35 (12/01/10)	3,570,000	3,570,000
	Series 2002 A-1,
	SPA: FHLB
	0.290% 11/01/13 (12/01/10)	1,340,000	1,340,000
	Series 2002,
	LOC: FNMA,
	LOC: FHLMC
	0.290% 11/01/36 (12/01/10)	1,665,000	1,665,000
	Series 2003 A1,
	LOC: FNMA,
	LOC: FHLMC
	0.290% 11/01/30 (12/01/10)	1,325,000	1,325,000
COLORADO TOTAL			68,295,000
CONNECTICUT — 0.1%
CT Housing Finance Authority
	Series 2008 A5,
	SPA: FHLB
	0.280% 11/15/38 (12/02/10)	12,379,000	12,379,000
CONNECTICUT TOTAL			12,379,000
ILLINOIS — 0.1%
IL Chicago
	Series 2010 A1,
	LOC: Morgan Stanley Bank
	0.340% 01/01/21 (12/01/10)	5,000,000	5,000,000
ILLINOIS TOTAL			5,000,000
IOWA — 0.2%
IA Finance Authority
	Series 2004 B, AMT,
	SPA: FHLB
	0.300% 07/01/34 (12/02/10)	6,000,000	6,000,000
	Series 2007 C,
	SPA: FHLB
	0.250% 07/01/37 (12/02/10)	1,110,000	1,110,000
	Series 2007 G,
	SPA: FHLB
	0.250% 01/01/38 (12/02/10)	1,435,000	1,435,000
	Series 2007,
	SPA: FHLB
	0.250% 01/01/39 (12/02/10)	6,945,000	6,945,000
	Series 2009 G,
	SPA: FHLB

7

		Par ($)	Value ($)
Municipal Bonds(c)(f) — (continued)
IOWA — (continued)
	0.250% 01/01/39 (12/02/10)	8,025,000	8,025,000
IOWA TOTAL			23,515,000
KENTUCKY — 0.1%
KY Housing Corp.
	Series 2006 W,
	SPA: Lloyds TSB Bank PLC
	0.360% 07/01/37 (12/01/10)	6,630,000	6,630,000
KENTUCKY TOTAL			6,630,000
MINNESOTA — 0.0%
MN Housing Finance Agency
	Residential Housing,
	Series 2007 T,
	SPA: State Street Bank & Trust Co.
	0.290% 07/01/48 (12/02/10)	690,000	690,000
MINNESOTA TOTAL			690,000
NEW HAMPSHIRE — 0.0%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.270% 06/01/41 (12/01/10)	4,855,000	4,855,000
NEW HAMPSHIRE TOTAL			4,855,000
NEW MEXICO — 0.1%
NM Finance Authority
	Series 2008,
	LOC: Royal Bank of Canada
	0.260% 12/15/26 (12/02/10)	10,850,000	10,850,000
NEW MEXICO TOTAL			10,850,000
TEXAS — 0.6%
TX State
	Product Development Project,
	Series 2005 A,
	SPA: National Australia Bank
	0.260% 06/01/45 (12/02/10)	1,475,000	1,475,000
	Small Business,
	Series 2005 B,
	SPA: National Australia Bank
	0.260% 06/01/45 (12/02/10)	1,125,000	1,125,000
	Veteran Housing Assistance,
	Series 1999 A-2,
	LIQ FAC: JPMorgan Chase & Co.
	0.270% 12/01/29 (12/01/10)	26,000,000	26,000,000
	Veterans Housing,
	Series 2009,
	SPA: JPMorgan Chase Bank
	0.290% 06/01/31 (12/01/10)	760,000	760,000
	Veterans Land:
	Series 1997 B2,
	LIQ FAC: State Street Bank & Trust Co.
	0.260% 12/01/29 (12/01/10)	13,000,000	13,000,000

8

	Par ($)	Value ($)
Municipal Bonds(c)(f) — (continued)
TEXAS — (continued)
Series 2002 A,
SPA: Landsbank Hessen-Thuringen
0.300% 12/01/32 (12/07/10)	3,500,000	3,500,000
Series 2003,
SPA: State Street Bank & Trust Co.
0.300% 12/01/23 (12/07/10)	3,410,000	3,410,000
Series 2004,
SPA: State Street Bank & Trust Co.
0.300% 12/01/24 (12/07/10)	6,280,000	6,280,000
Veterans Land,
Series 2004,
SPA: State Street Bank & Trust Co.
0.300% 12/01/24 (12/07/10)	2,395,000	2,395,000
TEXAS TOTAL		57,945,000
WISCONSIN — 0.1%
WI Housing & Economic Development Authority
Series 2006 B,
SPA: Bank of Nova Scotia
0.260% 09/01/37 (12/02/10)	3,545,000	3,545,000
Series 2007 D,
SPA: Fortis Bank SA/NV:
0.320% 09/01/27 (12/01/10)	1,000,000	1,000,000
0.320% 09/01/34 (12/01/10)	8,120,000	8,120,000
WISCONSIN TOTAL		12,665,000

Total Municipal Bonds (cost of $202,824,000)		202,824,000

Repurchase Agreements — 21.8%
Repurchase agreement with BNP Paribas, dated 11/30/10, due 12/01/10 at 0.360%, collateralized by corporate bonds with various maturities to 01/20/20, market value $195,300,001 (repurchase proceeds $186,001,860)	186,000,000	186,000,000
Repurchase agreement with CBNA, dated 11/30/10, due 12/01/10 at 0.260%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/48, market value $80,340,000 (repurchase proceeds $78,000,563)	78,000,000	78,000,000
Repurchase agreement with Deutsche Bank, dated 09/10/10, due 12/09/10 at 0.350%, collateralized by corporate bonds with various maturities to 07/15/20, market value $57,836,433 (repurchase proceeds $55,048,125)	55,000,000	55,000,000
Repurchase agreement with Deutsche Bank, dated 11/01/10, due 12/01/10 at 0.350%, collateralized by corporate bonds with various maturities to 10/15/20, market value $110,252,323 (repurchase proceeds $105,030,625)	105,000,000	105,000,000

9

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Deutsche Bank, dated 11/30/10, due 12/01/10 at 0.250%, collateralized by a U.S. Government Agency obligation maturing 11/01/30, market value $57,120,001 (repurchase proceeds $56,000,389)	56,000,000	56,000,000
	Repurchase agreement with Deutsche Bank, dated 11/30/10, due 12/01/10 at 0.290%, collateralized by commercial papers with maturities to 12/10/10, market value $103,000,000 (repurchase proceeds $100,000,806)	100,000,000	100,000,000
	Repurchase agreement with Deutsche Bank, dated 11/30/10, due 12/01/10 at 0.330%, collateralized by corporate bonds with various maturities to 11/15/20, market value $40,950,000 (repurchase proceeds $39,000,358)	39,000,000	39,000,000
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.200%, collateralized by a U.S. Treasury obligation maturing 09/30/110, market value $25,504,863 (repurchase proceeds $25,000,139)	25,000,000	25,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 11/30/10, due 12/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 10/01/40, market value $59,912,157 (repurchase proceeds $58,737,408)	58,737,000	58,737,000
	Repurchase agreement with Goldman Sachs, dated 11/30/10, due 12/01/10, at 0.260%, collateralized by U.S. Government Agency obligations with various maturities to 07/01/40, market value $81,600,589 (repurchase proceeds $80,000,578)	80,000,000	80,000,000
	Repurchase agreement with JPMorgan Chase, dated 11/1510, due 12/15/10 at 0.350%, collateralized by corporate bonds with various maturities to 08/06/19, market value $36,750,381 (repurchase proceeds $35,010,208)	35,000,000	35,000,000
	Repurchase agreement with JPMorgan Chase, dated 11/19/10, due 12/20/10 at 0.350%, collateralized by corporate bonds with various maturities to 09/15/20, market value $65,104,233 (repurchase proceeds $62,018,686)	62,000,000	62,000,000
	Repurchase agreement with JPMorgan Chase, dated 11/30/10, due 12/01/10 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/34, market value $39,780,548 (repurchase proceeds $39,000,260)	39,000,000	39,000,000

10

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with JPMorgan Chase, dated 11/30/10, due 12/01/10 at 0.380%, collateralized by corporate bonds with various maturities to 09/15/20, market value $92,400,093 (repurchase proceeds $88,000,929)	88,000,000	88,000,000
	Repurchase agreement with Morgan Stanley, dated 11/30/10, due 12/01/10 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 10/01/40, market value $128,520,000 (repurchase proceeds $126,000,840)	126,000,000	126,000,000
	Repurchase agreement with Royal Bank of Canada, dated 09/24/10, due 12/27/10 at 0.390%, collateralized by corporate bonds with various maturities to 08/05/20, market value $34,640,001 (repurchase proceeds $33,033,605)	33,000,000	33,000,000
	Repurchase agreement with Royal Bank of Canada, dated 09/28/10, due 01/03/11 at 0.400%, collateralized by corporate bonds with various maturities to 10/01/20, market value $52,766,382 (repurchase proceeds $50,053,889)	50,000,000	50,000,000
	Repurchase agreement with Royal Bank of Canada, dated 10/04/10, due 01/03/11 at 0.390%, collateralized by corporate bonds with various maturities to 09/15/20, market value $39,915,146 (repurchase proceeds $38,037,462)	38,000,000	38,000,000
	Repurchase agreement with Royal Bank of Canada, dated 10/06/10, due 01/10/11 at 0.400%, collateralized by corporate bonds with various maturities to 08/15/20, market value $47,616,093 (repurchase proceeds $45,048,000)	45,000,000	45,000,000
	Repurchase agreement with Royal Bank of Canada, dated 11/30/10, due 12/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 09/15/40, market value $238,680,000 (repurchase proceeds $234,001,625)	234,000,000	234,000,000
	Repurchase agreement with Royal Bank of Canada, dated 11/30/10, due 12/01/10 at 0.330%, collateralized by commercial papers and corporate bonds with various maturities to 10/30/20, market value $185,763,389 (repurchase proceeds $178,001,632)	178,000,000	178,000,000
	Repurchase agreement with Royal Bank of Scotland, dated 11/30/10, due 12/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 09/20/40, market value $243,434,387 (repurchase proceeds $238,661,657)	238,660,000	238,660,000

11

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Societe Generale, dated 11/30/10, due 12/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 10/01/40, market value $79,560,000 (repurchase proceeds $78,000,541)	78,000,000	78,000,000
	Repurchase agreement with UBS Warburg AG, dated 11/30/10, due 12/01/10 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/40, market value $277,440,000 (repurchase proceeds $272,001,813)	272,000,000	272,000,000
	Repurchase agreement with UBS Warburg AG, dated 11/30/10, due 12/01/10 at 0.330%, collateralized by corporate bonds with various maturities to 11/10/18, market value $11,550,000 (repurchase proceeds $11,000,101)	11,000,000	11,000,000

	Total Repurchase Agreements (cost of $2,310,397,000)		2,310,397,000

	Total Investments — 100.3% (cost of $10,644,687,382)(g)		10,644,687,382

	Other Assets & Liabilities, Net — (0.3)%		(27,707,783)

	Net Assets — 100.0%		10,616,979,599

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

12

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term securities that mature in 60 days or less are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Commercial Paper	$—	$3,168,620,455	$—	$3,168,620,455
Total Certificates of Deposit	—	2,992,684,575	—	2,992,684,575
Total Government & Agency Obligations	—	1,663,892,352	—	1,663,892,352
Total Time Deposit	—	306,269,000	—	306,269,000
Total Municipal Bonds	—	202,824,000	—	202,824,000
Total Repurchase Agreements	—	2,310,397,000	—	2,310,397,000
Total Investments	$—	$10,644,687,382	$—	$10,644,687,382

The Fund’s assets assigned to the Level 2 input category represent certain Repurchase Agreements which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no significant transfers between Levels1 and 2 during the period ended November 30, 2010.

(a)	The rate shown represents the discount rate at the date of purchase.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2010, these securities, which are not illiquid, amounted to $2,131,302,757, which represents 20.1% of net assets.

(c)	Parenthetical date represents the effective maturity date for the security.
(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2010.
(e)	The rate shown represents the annualized yield at the date of purchase.
(f)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2010.

13

(g)	Cost for federal income tax purposes is $10,644,687,382.

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

14

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	BofA Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 88.9%
ALABAMA — 0.3%
AL Albertville Industrial Development Board
	Aerospace Integration Corp.,
	Series 2007, AMT,
	LOC: JPMorgan Chase & Co.
	0.370% 03/01/18 (12/02/10) (a)(b)	9,595,000	9,595,000
AL Public School & College Authority
	Series 2001 A,
	Pre-refunded 02/01/11,
	5.500% 02/01/14	4,980,000	5,022,901
ALABAMA TOTAL			14,617,901
ALASKA — 0.5%
AK Housing Finance Corp.
	Series 2010, AMT,
	LIQ FAC: Morgan Stanley Bank
	0.330% 12/01/33 (12/02/10) (a)(b)(c)	26,215,000	26,215,000
ALASKA TOTAL			26,215,000
ARIZONA — 1.0%
AZ Coconino County Pollution Control Corp.
	Arizona Public Service Co.,
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank
	0.310% 11/01/33 (12/01/10) (a)(b)	2,500,000	2,500,000
AZ Maricopa County Industrial Development Authority
	Series 2005, AMT,
	GTY AGMT: FHLMC
	0.470% 01/01/36 (12/02/10) (a)(b)	7,115,000	7,115,000
	Sonora Vista II Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.470% 12/01/39 (12/02/10) (a)(b)	895,000	895,000
AZ Phoenix Industrial Development Authority
	Phoenix Broadway Associates,
	Sunrise Vista Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.470% 06/01/31 (12/02/10) (a)(b)	4,495,000	4,495,000
	Spring Air Mattress Co.,
	Series 1999, AMT,
	LOC: JPMorgan Chase Bank
	1.100% 04/01/19 (12/01/10) (a)(b)	745,000	745,000
AZ School District
	Tax Anticipation Notes,
	Series 2010,
	1.500% 07/29/11	35,000,000	35,248,024
ARIZONA TOTAL			50,998,024

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
ARKANSAS — 0.1%
AR Lowell
	Little Rock Newspapers,
	Series 1996, AMT,
	LOC: JPMorgan Chase Bank
	0.340% 06/01/31 (12/01/10) (a)(b)	6,500,000	6,500,000
ARKANSAS TOTAL			6,500,000
CALIFORNIA — 4.0%
CA BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust:
	0.320% 02/01/22 (12/02/10) (a)(b)	12,795,000	12,795,000
	0.320% 01/01/24 (12/02/10) (a)(b)	9,600,000	9,600,000
CA Department Veteran Affairs
	Series 2010, AMT,
	LIQ FAC: Morgan Stanley Bank
	0.340% 12/01/37 (12/02/10) (a)(b)(c)	7,500,000	7,500,000
CA Los Angeles County
	Tax & Revenue Anticipation Notes,
	Series 2010,
	2.000% 06/30/11	93,000,000	93,645,501
CA Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	LIQ FAC: FHLMC
	0.390% 10/01/31 (12/02/10) (a)(b)	22,530,000	22,530,000
CA Statewide Communities Development Authority
	Kaiser Permanente:
	0.340% 04/15/11	12,500,000	12,500,000
	0.380% 07/08/11	9,500,000	9,500,000
	0.390% 08/02/11	17,000,000	17,000,000
	Series 2001, AMT,
	GTY AGMT: FHLMC
	0.460% 07/01/15 (12/02/10) (a)(b)	8,080,000	8,080,000
CALIFORNIA TOTAL			193,150,501
COLORADO — 3.4%
CO BB&T Municipal Trust
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.320% 05/15/14 (12/02/10) (a)(b)	10,185,000	10,185,000
CO Boulder County
	Boulder Medical Center PC,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	0.470% 01/01/17 (12/02/10) (a)(b)	1,825,000	1,825,000
CO Denver County
	Series 2002 C, AMT,
	LOC: Lloyds TSB Bank PLC
	0.310% 11/15/25 (12/01/10) (a)(b)	22,550,000	22,550,000
CO Deutsche Bank Spears/Lifers Trust
	Series 2008, AMT,
	LIQ FAC: Deutsche Bank AG
	0.320% 11/15/18 (12/02/10) (a)(b)	4,135,000	4,135,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
CO Educational & Cultural Facilities Authority
	Jewish Day School Seattle,
	Series 2007 C6,
	LOC: U.S. Bank N.A.
	0.280% 06/30/36 (12/01/10) (a)(b)	2,620,000	2,620,000
	JFMC Facilities Corp.,
	Series 2009 C7,
	LOC: U.S. Bank N.A.,
	GTY AGMT: Jewish Federation Metro Chicago
	0.280% 03/01/39 (12/01/10) (a)(b)	1,460,000	1,460,000
	National Jewish Federation,
	Series 2007 C4,
	LOC: U.S. Bank N.A.
	0.280% 06/01/37 (12/01/10) (a)(b)	2,500,000	2,500,000
	Oaks Christian School,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.290% 05/01/33 (12/01/10) (a)(b)	10,400,000	10,400,000
CO Housing & Finance Authority
	Single Family Mortgage:
	Series 2004 A2, AMT,
	SPA: Dexia Credit Local
	0.330% 11/01/26 (12/01/10) (a)(b)	50,000,000	50,000,000
	Series 2005 A-2, AMT,
	SPA: Dexia Credit Local
	0.330% 11/01/27 (12/01/10) (a)(b)	36,700,000	36,700,000
	Terrace Park LP,
	Series 2007, AMT,
	LOC: U.S. Bank N.A.
	0.310% 09/01/25 (12/02/10) (a)(b)	11,800,000	11,800,000
CO Pitkin County
	Aspen Skiing Co.,
	Series 1994 B, AMT,
	LOC: JPMorgan Chase Bank
	0.310% 04/01/14 (12/01/10) (a)(b)	7,700,000	7,700,000
CO School of Mines
	Series 2008 B,
	LOC: Dexia Credit Local
	0.340% 12/01/37 (12/01/10) (a)(b)	6,000,000	6,000,000
COLORADO TOTAL			167,875,000
CONNECTICUT — 0.1%
CT Housing Finance Authority
	Housing Mortgage Financing Program,
	Series 2010 G,
	1.000% 11/15/41 (12/01/10) (b)(d)(e)	6,000,000	6,000,000
CONNECTICUT TOTAL			6,000,000
DELAWARE — 2.5%
DE BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust
	0.350% 04/10/22 (12/02/10) (a)(b)	22,910,000	22,910,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
DELAWARE — (continued)
DE Eagle Tax-Exempt Trust
	Series 2008, AMT,
	LIQ FAC: FHLB
	0.350% 04/15/49 (12/02/10) (a)(b)	99,145,000	99,145,000
DELAWARE TOTAL			122,055,000
DISTRICT OF COLUMBIA — 1.0%
DC District of Columbia
	Series 2010 C,
	0.320% 12/01/10 (12/02/10) (b)(e)	7,580,000	7,580,000
	Tax & Revenue Anticipation Notes,
	Series 2010,
	2.000% 09/30/11	27,770,000	28,141,962
DC Metropolitan Washington Airports Authority
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.400% 10/01/14 (12/02/10) (a)(b)	12,790,000	12,790,000
DISTRICT OF COLUMBIA TOTAL			48,511,962
FLORIDA — 5.0%
FL BB&T Municipal Trust
	Miami-Dade County Florida Aviation Miami International Airport,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.320% 10/01/15 (12/02/10) (a)(b)	10,105,000	10,105,000
FL Broward County Housing Finance Authority
	Series 2006, AMT,
	GTY AGMT: Goldman Sachs
	0.330% 06/01/46 (12/02/10) (a)(b)	28,520,000	28,520,000
FL Collier County Industrial Development Authority
	Allete, Inc.,
	Series 2006, AMT,
	LOC: Wells Fargo Bank N.A.
	0.370% 10/01/25 (12/02/10) (a)(b)	7,000,000	7,000,000
FL Housing Finance Corp.
	Brentwood Club on Millenia,
	Series 2002 A1, AMT,
	LOC: FNMA
	0.340% 01/15/35 (12/02/10) (a)(b)	10,545,000	10,545,000
	Cove at St. Andrews Partners,
	Series 2003 E-1, AMT,
	DPCE: FNMA
	0.340% 06/15/36 (12/02/10) (a)(b)	8,015,000	8,015,000
	Falls of Venice,
	Series 2000, AMT,
	DPCE: FNMA
	0.380% 12/01/31 (12/02/10) (a)(b)	3,890,000	3,890,000
	Series 2006 49G, AMT,
	GTY AGMT: Goldman Sachs
	0.330% 06/01/46 (12/02/10) (a)(b)	29,995,000	29,995,000
	Tuscany Lakes Ltd.:
	Series 2002 1, AMT,
	DPCE: FNMA
	0.350% 11/15/35 (12/02/10) (a)(b)	3,500,000	3,500,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	Series 2006 K3, AMT,
	DPCE: FNMA
	0.350% 11/15/35 (12/02/10) (a)(b)	2,500,000	2,500,000
FL Orange County Housing Finance Authority
	Cove at Lady Lake Partners,
	Series 2005 A, AMT,
	LIQ FAC: DPCE
	0.320% 05/15/38 (12/01/10) (a)(b)	9,500,000	9,500,000
	Fox Chase Partners, Ltd.,
	Mystic Cove Apartments,
	Series 2002 E, AMT,
	LIQ FAC: DPCE
	0.320% 08/15/35 (12/01/10) (a)(b)	8,640,000	8,640,000
	Lee Vista Club Partners,
	Series 2004 A, AMT,
	LIQ FAC: DPCE
	0.320% 05/15/37 (12/01/10) (a)(b)	14,900,000	14,900,000
	Marbella Cove II LP,
	Series 2007 B, AMT,
	LOC: FHLB
	0.370% 06/15/42 (12/01/10) (a)(b)	4,185,000	4,185,000
FL Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.400% 07/01/39 (12/02/10) (a)(b)	8,590,000	8,590,000
	0.400% 03/01/50 (12/02/10) (a)(b)	4,080,000	4,080,000
FL Sunshine State Governmental Financing Authority
	Series L, AMT,
	LOC:Dexia Credit Local
	0.380% 12/01/10	75,255,000	75,255,000
FL The Village Gulfstream Park Community Development District
	Series 2008,
	GTY AGMT: Goldman Sachs
	0.300% 05/01/39 (12/02/10) (a)(b)	12,500,000	12,500,000
FLORIDA TOTAL			241,720,000
GEORGIA — 2.2%
GA Atlanta Urban Residential Finance Authority
	Series 2005, AMT,
	GTY AGMT: Merrill Lynch & Co.,
	SPA: FHLMC
	0.470% 12/01/30 (12/02/10) (a)(b)(f)	4,560,000	4,560,000
GA Bacon Industrial Building Authority
	D. L. Lee & Sons, Inc.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.380% 09/01/24 (12/02/10) (a)(b)	6,335,000	6,335,000
GA Columbia County Development Authority
	Westwood Club Partners,
	Series 2002, AMT,
	LIQ FAC: DPCE
	0.350% 11/15/35 (12/02/10) (a)(b)	7,260,000	7,260,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA George L. Smith lI Congress Center Authority
	Series 2008, AMT,
	LIQ FAC: Citibank N.A.
	0.340% 01/01/18 (12/02/10) (a)(b)(c)	14,825,000	14,825,000
GA Gordon County Development Authority
	Nance Carpet & Rug, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.480% 10/01/21 (12/02/10) (a)(b)	2,025,000	2,025,000
GA Houston County Development Authority
	Clean Control Corp.,
	Series 2000, AMT,
	LOC: Branch Banking & Trust
	0.380% 06/01/20 (12/02/10) (a)(b)	1,750,000	1,750,000
GA Kennesaw Development Authority
	Alta Ridenour LLC,
	Series 2008, AMT,
	LOC: FHLMC
	0.330% 10/01/43 (12/02/10) (a)(b)	7,350,000	7,350,000
GA Municipal Gas Authority
	Gas Portfolio III PJ-1,
	Series 2010,
	2.000% 05/17/11	9,500,000	9,558,288
	Gas Portfolio III,
	Series 2010 J,
	2.000% 11/16/11	6,000,000	6,080,030
GA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.400% 12/01/37 (12/02/10) (a)(b)	12,865,000	12,865,000
	0.400% 12/01/43 (12/02/10) (a)(b)	11,815,000	11,815,000
	0.400% 04/01/46 (12/02/10) (a)(b)	9,145,000	9,145,000
GA Richmond County Development Authority
	Stonegate Club Partners,
	Series 2002, AMT,
	LIQ FAC: DPCE
	0.390% 11/15/35 (12/02/10) (a)(b)	5,055,000	5,055,000
GA Savannah Economic Development Authority
	Consolidated Utilities, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.380% 11/01/27 (12/02/10) (a)(b)	4,540,000	4,540,000
GA Union County Development Authority
	Applewood Doors & Windows,
	Series 2005, AMT,
	LOC: Branch Banking & Trust
	0.480% 12/01/22 (12/02/10) (a)(b)	3,265,000	3,265,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.380% 09/01/19 (12/02/10) (a)(b)	2,300,000	2,300,000
GEORGIA TOTAL			108,728,318
IDAHO — 1.2%
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.520% 09/01/21 (12/02/10) (a)(b)	3,090,000	3,090,000
ID Housing & Finance Association
	Balmoral II LP,
	Series 2001, AMT,
	LOC: U.S. Bank N.A.
	0.350% 04/01/33 (12/01/10) (a)(b)	4,370,000	4,370,000
	Balmoral LP,
	Series 2000, AMT,
	LOC: U.S. Bank N.A.
	0.350% 05/01/32 (12/01/10) (a)(b)	5,560,000	5,560,000
	Series 2004 A-I, AMT,
	LOC: FNMA,
	LOC: FHLMC
	0.310% 07/01/35 (12/01/10) (a)(b)	8,250,000	8,250,000
	Series 2007 D-1, AMT,
	LOC: FNMA,
	LOC: FHLMC
	0.310% 07/01/38 (12/01/10) (a)(b)	4,300,000	4,300,000
	Series 2007 E-1-I, AMT,
	LOC: FNMA,
	LOC: FHLMC
	0.310% 07/01/38 (12/01/10) (a)(b)	24,000,000	24,000,000
	Series 2007 G, AMT,
	LOC: FNMA,
	LOC: FHLMC
	0.310% 07/01/38 (12/01/10) (a)(b)	7,900,000	7,900,000
IDAHO TOTAL			57,470,000
ILLINOIS — 4.5%
IL BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.310% 05/01/21 (12/02/10) (a)(b)	16,770,000	16,770,000
IL Chicago
	Concordia Place Apartments LP,
	Series 2003, AMT,
	LOC: Harris N.A.
	0.430% 07/01/34 (12/02/10) (a)(b)	12,545,000	12,545,000
	Flying Food Fare Midway,
	Series 1999, AMT,
	LOC: Harris N.A.
	0.480% 12/01/28 (12/02/10) (a)(b)	4,300,000	4,300,000
	Gas Plus, Inc.,
	Series 2002, AMT,
	LOC: Northern Trust Co.

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	0.790% 11/01/22 (12/02/10) (a)(b)	950,000	950,000
	Groot Industries, Inc.,
	Series 1995, AMT,
	LOC: JPMorgan Chase Bank
	0.800% 12/01/15 (12/02/10) (a)(b)	700,000	700,000
	Lincoln Village LLC,
	Series 2006, AMT,
	LOC: Harris N.A.
	0.340% 06/01/40 (12/02/10) (a)(b)	5,187,000	5,187,000
	Midway Airport,
	Series 2004 C-2N, AMT,
	LOC: Morgan Stanley Bank
	0.360% 01/01/35 (12/02/10) (a)(b)	30,530,000	30,530,000
	MRC Polymers, Inc.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.540% 10/01/31 (12/02/10) (a)(b)	4,280,000	4,280,000
	North Larabee LP,
	Series 2001 A, AMT,
	LOC: Harris N.A.
	0.480% 04/01/36 (12/02/10) (a)(b)	4,255,000	4,255,000
	Renaissance St. Luke LP,
	Series 2004 A, AMT,
	LOC: Harris N.A.
	0.480% 01/01/39 (12/02/10) (a)(b)	3,565,000	3,565,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products:
	0.400% 01/15/33 (12/02/10) (a)(b)	9,405,000	9,405,000
	0.400% 07/15/33 (12/02/10) (a)(b)	49,980,000	49,980,000
IL Des Plaines
	MMP Properties LLC,
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank
	0.700% 10/01/18 (12/02/10) (a)(b)	1,155,000	1,155,000
IL Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.300% 12/01/31 (12/02/10) (a)(b)	7,520,000	7,520,000
IL Finance Authority
	Barton Manufacturing, Inc.,
	Series 2005, AMT,
	LOC: PNC Bank N.A.
	0.380% 11/01/18 (12/02/10) (a)(b)	1,703,000	1,703,000
	Campanya-Turano Bakery,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.700% 08/01/25 (12/02/10) (a)(b)	2,300,000	2,300,000
	Clingan Steel, Inc.,
	Series 2003 A, AMT,
	LOC: JPMorgan Chase Bank
	0.700% 12/01/23 (12/02/10) (a)(b)	1,405,000	1,405,000
	Decatur Mental Health Center,
	Series 1997, AMT,
	LOC: PNC Bank N.A.
	0.380% 05/01/18 (12/02/10) (a)(b)	1,105,000	1,105,000
	Engineered Polymer,

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	Valspar Corp.,
	Series 1995, AMT,
	LOC: Wells Fargo Bank N.A.,
	GTY AGMT: Valspar Corp.
	0.470% 08/01/15 (12/02/10) (a)(b)	7,800,000	7,800,000
	Forty Foot High Realty LLC,
	Series 2002, AMT,
	LOC: PNC Bank N.A.
	0.370% 12/01/27 (12/02/10) (a)(b)	3,740,000	3,740,000
	Groot Industries, Inc.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.700% 12/01/23 (12/02/10) (a)(b)	3,990,000	3,990,000
	Knead Dough Banking,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.700% 09/01/25 (12/02/10) (a)(b)	400,000	400,000
	Koszuta Properties LLC,
	Rainbow Graphic, Inc.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank:
	0.700% 08/01/23 (12/02/10) (a)(b)	1,690,000	1,690,000
	Lake Towers Associates II LP,
	Cinnamon Lake Towers,
	Series 1997, AMT,
	LIQ FAC: FHLMC
	0.430% 10/01/23 (12/02/10) (a)(b)	8,565,000	8,565,000
	Merug LLC,
	Series 2004 A, AMT,
	LOC: JPMorgan Chase Bank
	0.700% 12/01/18 (12/02/10) (a)(b)	1,700,000	1,700,000
	Waterton Vistas II LLC,
	Series 2004, AMT,
	LIQ FAC: DPCE
	0.330% 10/15/34 (12/02/10) (a)(b)	8,500,000	8,500,000
IL Housing Development Authority
	Mattoon Towers Associates II,
	Series 2004, AMT,
	LOC: FHLB
	0.340% 01/01/34 (12/02/10) (a)(b)	3,045,000	3,045,000
	Pontiac Tower Associates III,
	Series 2005, AMT,
	LOC: Harris N.A.
	0.430% 09/01/35 (12/02/10) (a)(b)	3,585,000	3,585,000
	Sterling Towers Associates II,
	Series 2001, AMT,
	LOC: Harris N.A.
	0.430% 10/01/35 (12/02/10) (a)(b)	3,555,000	3,555,000
IL Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT:
	GTY AGMT: FHLMC
	0.400% 01/01/44 (12/02/10) (a)(b)	4,280,000	4,280,000
	LIQ FAC: FHLMC
	0.400% 01/01/44 (12/02/10) (a)(b)	3,900,000	3,900,000
IL Skokie Village
	P.S. Greetings, Inc.,
	Series 2003 P, AMT,
	LOC: JPMorgan Chase Bank
	0.380% 12/01/33 (12/02/10) (a)(b)	2,245,000	2,245,000

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Upper River Valley Development Authority
	Advanced Drainage Systems,
	Series 2002, AMT,
	LOC: PNC Bank N.A.
	0.370% 07/01/14 (12/02/10) (a)(b)	2,710,000	2,710,000
ILLINOIS TOTAL			217,360,000
INDIANA — 5.7%
IN Allen County
	Debeere LLC,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.800% 08/01/17 (12/02/10) (a)(b)	1,900,000	1,900,000
IN Bond Bank
	Advance Funding Program,
	Series 2010 A,
	LOC: JPMorgan Chase Bank
	2.000% 01/06/11	40,000,000	40,061,630
	Midyear Funding Program,
	Series 2010 A,
	1.500% 01/06/11	6,000,000	6,006,271
IN DeKalb County
	R&D Concrete Properties,
	Series 2003, AMT,
	LOC: PNC Bank N.A.
	0.370% 10/01/13 (12/02/10) (a)(b)	2,040,000	2,040,000
IN Elkhart County
	Carriage, Inc.,
	Series 2006, AMT,
	LOC: PNC Bank N.A.
	0.370% 07/01/26 (12/02/10) (a)(b)	3,140,000	3,140,000
	Vahala Enterprises, Inc.,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.700% 09/01/17 (12/02/10) (a)(b)	900,000	900,000
IN Finance Authority
	Ascension Health,
	Series 2003 E6,
	0.390% 11/15/39 (03/15/11) (b)(e)	20,000,000	20,000,000
IN Financing Authority
	Community Hospital of Lagrange,
	Series 2007,
	LOC: PNC Bank N.A.
	0.280% 11/01/32 (12/02/10) (a)(b)	19,500,000	19,500,000
IN Garrett
	IKG Industries,
	Series 2005, AMT,
	LOC: PNC Bank N.A.
	0.370% 01/01/21 (12/02/10) (a)(b)	4,335,000	4,335,000
IN Gibson County
	Toyota Motor Manufacturing:
	Series 1997, AMT,
	0.290% 10/01/27 (12/01/10) (b)(e)	10,000,000	10,000,000

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	Series 1998, AMT,
	0.290% 01/01/28 (12/01/10) (b)(e)	10,000,000	10,000,000
	Series 1999 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.290% 01/01/29 (12/01/10) (a)(b)	10,000,000	10,000,000
	Series 2000 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.290% 01/01/30 (12/01/10) (a)(b)	10,000,000	10,000,000
	Series 2001 B, AMT,
	GTY AGMT: Toyota Motor Credit Corp.:
	0.290% 02/01/31 (12/01/10) (a)(b)	10,000,000	10,000,000
	0.290% 09/01/31 (12/01/10) (a)(b)	10,000,000	10,000,000
IN Jeffersonville
	Amatrol Project,
	Series 2003, AMT,
	LOC: PNC Bank N.A.
	0.370% 04/01/23 (12/02/10) (a)(b)	3,790,000	3,790,000
IN Reset Optional Certificates Trust II-R
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	0.400% 10/26/17 (12/02/10) (a)(b)	85,190,000	85,190,000
IN Rockport
	AK Steel Corp.:
	Series 1997 A, AMT,
	LOC: PNC Bank N.A.
	0.300% 12/01/27 (12/01/10) (a)(b)	10,000,000	10,000,000
	Series 1998 A, AMT,
	LOC: PNC Bank N.A.
	0.300% 12/01/28 (12/01/10) (a)(b)	10,000,000	10,000,000
	Series 1999 A, AMT,
	LOC: PNC Bank N.A.
	0.300% 06/01/29 (12/01/10) (a)(b)	10,000,000	10,000,000
IN St. Joseph County
	Pine Oak Apartments LP,
	Series 1997 A, AMT,
	LOC: FHLB
	2.040% 06/01/27 (12/01/10) (a)(b)	2,365,000	2,365,000
INDIANA TOTAL			279,227,901
IOWA — 0.7%
IA Clinton
	Sethness Products Company:
	Series 1996, AMT,
	LOC: Northern Trust Co.
	0.590% 09/01/11 (12/01/10) (a)(b)	500,000	500,000
	Series 2004, AMT,
	LOC: Northern Trust Co.
	0.590% 12/01/22 (12/01/10) (a)(b)	3,400,000	3,400,000
IA Finance Authority
	US Filter Operating Services, Inc.,
	Series 2001 A, AMT,
	LOC: Societe Generale
	0.350% 11/01/17 (12/02/10) (a)(b)	4,770,000	4,770,000

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
IOWA — (continued)
IA Higher Education Loan Authority
	Des Moines University Osteopath:
	Series 2003,
	LOC: U.S. Bank N.A.
	0.300% 10/01/33 (12/01/10) (a)(b)	15,975,000	15,975,000
	Series 2004,
	LOC: U.S. Bank N.A.
	0.300% 10/01/24 (12/01/10) (a)(b)	1,200,000	1,200,000
	St. Ambrose University,
	Series 2003,
	LOC: Northern Trust Co.
	0.300% 04/01/33 (12/01/10) (a)(b)	4,400,000	4,400,000
	University of Dubuque,
	Series 2007,
	LOC: Northern Trust Co.
	0.300% 04/01/35 (12/01/10) (a)(b)	5,400,000	5,400,000
IA West Burlington
	Borghi USA OilHydraulic,
	Series 2001 B, AMT,
	LOC: JPMorgan Chase Bank
	0.900% 01/01/11 (12/02/10) (a)(b)	90,000	90,000
IOWA TOTAL			35,735,000
KANSAS — 0.5%
KS Development Finance Authority
	Boulevard Apartments, LLC,
	Series 2008 B, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 03/01/43 (12/02/10) (a)(b)	25,000,000	25,000,000
KANSAS TOTAL			25,000,000
KENTUCKY — 1.8%
KY Campbellsville-Taylor County Industrial Development Authority
	Airguard Industries, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase & Co.
	0.590% 05/01/31 (12/01/10) (a)(b)	7,410,000	7,410,000
KY Hopkinsville
	Comefri USA, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.480% 06/01/26 (12/02/10) (a)(b)	3,040,000	3,040,000
KY Housing Corp.
	Highlands Court Apartments,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.340% 12/15/37 (12/02/10) (a)(b)	3,900,000	3,900,000
	Series 2005 B, AMT,
	SPA: BNP Paribas
	0.350% 07/01/32 (12/01/10) (a)(b)	10,350,000	10,350,000
	Series 2005 L, AMT,
	SPA: BNP Paribas
	0.350% 07/01/36 (12/01/10) (a)(b)	12,900,000	12,900,000
	Series 2006 C, AMT,
	SPA: BNP Paribas
	0.350% 07/01/36 (12/01/10) (a)(b)	15,425,000	15,425,000
	Series 2006 I, AMT,
	SPA: BNP Paribas

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
	0.400% 01/01/32 (12/01/10) (a)(b)	20,755,000	20,755,000
KY Shelby County
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.270% 09/01/34 (12/01/10) (a)(b)	3,000,000	3,000,000
KY Trimble County
	Series 2008 A,
	LOC: U.S. Bank N.A.
	0.270% 12/01/38 (12/01/10) (a)(b)	10,700,000	10,700,000
KENTUCKY TOTAL			87,480,000
LOUISIANA — 2.1%
LA Lake Charles Harbor & Terminal District
	Lake Charles Cogeneration,
	Series 2010,
	Escrowed in U.S. Treasuries,
	0.370% 11/01/40 (12/02/10) (b)(d)(e)	10,000,000	10,000,000
LA RBC Municipal Products, Inc. Trust
	Series 2008 L14, AMT,
	LOC: Royal Bank of Canada
	0.330% 09/01/28 (12/02/10) (a)(b)	33,345,000	33,345,000
	Series 2008 L17, AMT,
	LOC: Royal Bank of Canada
	0.330% 12/01/36 (12/02/10) (a)(b)	54,495,000	54,495,000
	Series 2008 L18, AMT,
	LOC: Royal Bank of Canada
	0.330% 03/01/28 (12/02/10) (a)(b)	5,095,000	5,095,000
LOUISIANA TOTAL			102,935,000
MAINE — 1.2%
ME Housing Authority
	Series 2007 E-2, AMT,
	SPA: State Street Bank & Trust Co.
	0.330% 11/15/41 (12/02/10) (a)(b)	8,000,000	8,000,000
	Series 2008 E2, AMT,
	SPA: Dexia Credit Local:
	0.390% 11/15/30 (12/02/10) (a)(b)	25,415,000	25,415,000
	0.390% 11/15/37 (12/02/10) (a)(b)	24,550,000	24,550,000
MAINE TOTAL			57,965,000
MARYLAND — 1.1%
MD Carroll County
	Shelters Systems, Ltd.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.380% 07/01/24 (12/02/10) (a)(b)	4,500,000	4,500,000

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
MARYLAND — (continued)
MD Montgomery County Housing Opportunities Commission
	Series 2006, AMT,
	LIQ FAC: FHLMC
	0.400% 02/01/40 (12/02/10) (a)(b)	49,985,000	49,985,000
MARYLAND TOTAL			54,485,000
MASSACHUSETTS — 1.8%
MA Bay Transportation Authority
	Series 2008,
	LIQ FAC: Dexia Credit Local
	0.380% 07/01/26 (12/02/10) (a)(b)	11,410,000	11,410,000
MA Development Finance Agency
	Series 2004, AMT,
	LIQ FAC: FHLMC
	0.400% 01/01/36 (12/02/10) (a)(b)	34,830,000	34,830,000
MA Housing Finance Agency
	Series 2008, AMT,
	LIQ FAC: Citibank N.A.
	0.340% 06/01/41 (12/02/10) (a)(b)(c)	4,350,000	4,350,000
MA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.400% 11/01/37 (12/02/10) (a)(b)	26,555,000	26,555,000
MA State
	Series 2007,
	LOC: Dexia Credit Local
	0.400% 01/01/34 (12/02/10) (a)(b)	6,000,000	6,000,000
MA Water Resources Authority
	Series 2008,
	LOC: Dexia Credit Local
	0.400% 08/01/25 (12/02/10) (a)(b)	2,970,000	2,970,000
MASSACHUSETTS TOTAL			86,115,000
MICHIGAN — 10.9%
MI Bank of New York Municipal Certificates Trust
	Series 2006,
	LOC: Bank of New York
	0.420% 07/01/26 (01/01/11) (a)(b)	80,720,500	80,720,500
MI Hancock Hospital Finance Authority
	Portage Health Systems, Inc.,
	Series 2006,
	LOC: PNC Bank N.A.
	0.280% 08/01/31 (12/02/10) (a)(b)	22,870,000	22,870,000
MI Housing Development Authority
	Series 2007 C, AMT,
	SPA: Bank of Nova Scotia
	0.350% 10/01/42 (12/01/10) (a)(b)	52,640,000	52,640,000
	Series 2007 F, AMT,
	SPA: Bank of Nova Scotia
	0.340% 12/01/38 (12/01/10) (a)(b)	45,000,000	45,000,000

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
MI Oakland County Economic Development Corp.
	Glass & Mirror Craft Industries,
	Series 2000, AMT,
	LOC: PNC Bank N.A.
	0.370% 08/01/30 (12/02/10) (a)(b)	2,400,000	2,400,000
MI RBC Municipal Products, Inc. Trust
	Series 2008 L23, AMT,
	LOC: Royal Bank of Canada
	0.333% 03/01/28 (12/02/10) (a)(b)	59,995,000	59,995,000
	Series 2008 L30, AMT,
	LOC: Royal Bank of Canada
	0.330% 09/01/32 (12/02/10) (a)(b)	96,090,000	96,090,000
	Series 2008 L32, AMT,
	LOC: Royal Bank of Canada
	0.330% 09/01/32 (12/02/10) (a)(b)	57,895,000	57,895,000
MI State
	Series 2010 A,
	2.000% 09/30/11	100,000,000	101,300,145
MI Sterling Heights Economic Development Corp.
	Kunath Enterprises LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.700% 02/01/16 (12/01/10) (a)(b)	1,000,000	1,000,000
MI Strategic Fund
	Agritek industries, Inc.
	Series 2005, AMT,
	LOC: PNC Bank N.A.
	0.380% 06/01/35 (12/02/10) (a)(b)	1,935,000	1,935,000
	Coastal Container Corp.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.370% 12/01/27 (12/02/10) (a)(b)	5,290,000	5,290,000
	Lapeer Technologies LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.700% 02/01/20 (12/01/10) (a)(b)	1,600,000	1,600,000
	Ultraform Industries, Inc.
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.370% 12/01/27 (12/02/10) (a)(b)	3,305,000	3,305,000
MICHIGAN TOTAL			532,040,645
MINNESOTA — 0.3%
MN Eden Prairie
	SWB LLC,
	Series 2000 A, AMT,
	LOC: U.S. Bank N.A.
	0.440% 11/01/20 (12/02/10) (a)(b)	1,730,000	1,730,000
MN Puttable Floating Option Tax-Exempt Receipts
	Roseville Minnesota Multifamily Housing Centennial Apartments Project,
	Series 2007, AMT,
	GTY AGMT: FHLMC
	0.470% 01/01/51 (12/02/10) (a)(b)	11,995,000	11,995,000
	St. Paul Minnesota Port Authority Housing & Redevelopment Multifamily Housing Burlington Apartments Project,
	Series 2007, AMT,
	LIQ FAC: FHLMC
	0.330% 05/01/31 (12/02/10) (a)(b)	935,000	935,000

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
MN St. Paul Port Authority
	Camada LP,
	Series 2005, AMT,
	LOC: Wells Fargo Bank N.A.
	0.470% 12/01/12 (12/02/10) (a)(b)	1,400,000	1,400,000
MINNESOTA TOTAL			16,060,000
MISSISSIPPI — 0.1%
MS Business Finance Corp.
	Hamlin Sheet Metal Co., Inc.:
	Series 2005 A, AMT,
	LOC: Branch Banking & Trust
	0.380% 03/01/15 (12/02/10) (a)(b)	575,000	575,000
	Series 2005, AMT,
	LOC: Branch Banking & Trust
	0.380% 03/01/25 (12/02/10) (a)(b)	2,135,000	2,135,000
MISSISSIPPI TOTAL			2,710,000
MISSOURI — 1.8%
MO Health & Educational Facilities Authority
	Ascension Health,
	Series 2003 C3,
	0.370% 11/15/39 (03/01/11) (b)(e)	61,875,000	61,875,000
MO St. Louis County Industrial Development Authority
	General Grant Equities LLC,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.330% 03/01/38 (12/02/10) (a)(b)	18,470,000	18,470,000
MO Washington Industrial Development Authority
	Whistle Point Partnership,
	Series 2006 A, AMT,
	LOC: Bank of Washington,
	LOC: U.S. Bank N.A.
	0.330% 05/01/28 (12/02/10) (a)(b)	6,600,000	6,600,000
MISSOURI TOTAL			86,945,000
MONTANA — 0.1%
MT Board of Investments
	Series 2004,
	0.500% 03/01/29 (03/01/11) (b)(e)	6,400,000	6,400,000
MONTANA TOTAL			6,400,000
NEBRASKA — 0.1%
NE Lancaster County
	MLLC LLC,
	Garner Industries, Inc.,
	Series 2000 A, AMT,
	LOC: Wells Fargo Bank N.A.

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEBRASKA — (continued)
	0.470% 11/01/20 (12/02/10) (a)(b)	3,270,000	3,270,000
NEBRASKA TOTAL			3,270,000
NEW HAMPSHIRE — 0.3%
NH Business Finance Authority
	Monadnock Community Hospital,
	Series 2007,
	LOC: TD Banknorth N.A.
	0.290% 10/01/33 (12/01/10) (a)(b)	12,240,000	12,240,000
NEW HAMPSHIRE TOTAL			12,240,000
NEW MEXICO — 0.4%
NM Educational Assistance Foundation
	Series 2008 A3, AMT,
	LOC: Lloyds TSB Bank PLC
	0.310% 04/01/36 (12/01/10) (a)(b)	17,085,000	17,085,000
NEW MEXICO TOTAL			17,085,000
NEW YORK — 6.8%
NY BB&T Municipal Trust
	Series 2010,
	LOC: Branch Banking & Trust
	0.350% 06/01/25 (12/02/10) (a)(b)(d)	21,330,000	21,330,000
NY Liberty Development Corp.
	World Trade Center Project,
	Series 2009 A-1,
	Escrowed in U.S. Treasuries,
	0.320% 12/01/49 (05/05/11) (b)(e)	91,910,000	91,910,000
NY Metropolitan Transportation Authority
	Revenue Anticipation Notes,
	Series 2010,
	2.000% 12/31/10	45,000,000	45,059,449
NY Mortgage Agency
	Series 2005, AMT,
	SPA: Dexia Credit Local
	0.370% 04/01/35 (12/01/10) (a)(b)	25,000,000	25,000,000
	Series 2006, AMT,
	SPA: Dexia Credit Local
	0.300% 04/01/37 (12/01/10) (a)(b)	11,200,000	11,200,000
NY New York City Housing Development Corp.
	Series 2007 E-2, AMT,
	LIQ FAC: Dexia Credit Local
	0.300% 11/01/42 (12/01/10) (a)(b)	16,885,000	16,885,000
	Series 2008 A-1-A, AMT,
	LIQ FAC: Dexia Credit Local
	0.300% 11/01/46 (12/01/10) (a)(b)	29,945,000	29,945,000
NY New York City Transitional Finance Authority
	Series 2002 2A,
	LIQ FAC: Dexia Credit Local
	0.300% 11/01/22 (12/01/10) (a)(b)	8,000,000	8,000,000
NY Oyster Bay
	Series 2010:
	1.500% 03/11/11	34,205,000	34,315,133

17

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	1.500% 11/18/11	12,500,000	12,629,461
NY Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	GTY AGMT: FHLMC
	0.460% 09/01/52 (12/02/10) (a)(b)	25,240,000	25,240,000
NY Syracuse Industrial Development Agency
	Syracuse University,
	Series 2008 A-2,
	LOC: JPMorgan Chase Bank
	0.260% 12/01/37 (12/01/10) (a)(b)	4,380,000	4,380,000
NY Urban Development Corp.
	Series 2004 A3A,
	SPA: Dexia Credit Local
	0.340% 03/15/33 (12/02/10) (a)(b)	5,515,000	5,515,000
NEW YORK TOTAL			331,409,043
NORTH CAROLINA — 3.1%
NC Agriculture Finance Authority
	McGill Environmental Systems,
	Series 2003, AMT,
	LOC: Branch Banking & Trust
	0.380% 12/01/15 (12/02/10) (a)(b)	1,800,000	1,800,000
NC Burke County Industrial Facilities & Pollution Control Financing Authority
	Cox Manufacturing Co., Inc.,
	Series 2003, AMT,
	LOC: Branch Banking & Trust
	0.380% 06/01/24 (12/02/10) (a)(b)	1,315,000	1,315,000
NC Catawba County Industrial Facilities & Pollution Control Financing Authority
	Von Drehle Properties LLC,
	Series 2001, AMT,
	LOC: Branch Banking & Trust
	0.380% 12/01/21 (12/02/10) (a)(b)	2,420,000	2,420,000
NC Davidson County Industrial Facilities & Pollution Control Financing Authority
	Childress Winery LLC,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.380% 04/01/26 (12/02/10) (a)(b)	4,000,000	4,000,000
NC Durham County
	Series 2005, AMT,
	GTY AGMT: FHLMC
	0.400% 11/01/24 (12/02/10) (a)(b)	17,945,000	17,945,000
NC Education Assistance Authority
	Series 2008 A2, AMT,
	LOC: Royal Bank of Canada
	0.310% 09/01/35 (12/02/10) (a)(b)	49,000,000	49,000,000
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.360% 09/01/35 (12/02/10) (a)(b)	24,650,000	24,650,000

18

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	Snider Tire, Inc.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.470% 10/01/19 (12/02/10) (a)(b)	1,600,000	1,600,000
NC Harnett County Industrial Facilities & Pollution Control Financing Authority
	Edwards Brothers, Inc.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.370% 09/01/19 (12/02/10) (a)(b)	9,775,000	9,775,000
NC Housing Finance Agency
	Series 2010, AMT,
	LIQ FAC: Morgan Stanley Bank
	0.330% 07/01/39 (12/02/10) (a)(b)(c)	6,795,000	6,795,000
NC Johnston County Industrial Facilities & Pollution Control Financing Authority
	Hamlin Sheet Metal Co.,
	Series 1997, AMT,
	LOC: Branch Banking & Trust
	0.380% 11/01/17 (12/02/10) (a)(b)	1,500,000	1,500,000
NC Ports Authority
	Wilmington Bulk LLC,
	Series 2001 A, AMT,
	LOC: Branch Banking & Trust
	0.380% 09/01/22 (12/02/10) (a)(b)	1,875,000	1,875,000
NC Raleigh Durham Airport Authority
	Series 2007, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.400% 05/01/15 (12/02/10) (a)(b)	14,505,000	14,505,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
	DDSM Properties LLC,
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.470% 01/01/28 (12/02/10) (a)(b)	6,920,000	6,920,000
	PHC LLC,
	Series 1999, AMT,
	LOC: Branch Banking & Trust
	0.380% 03/01/14 (12/02/10) (a)(b)	1,940,000	1,940,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
	Reuel, Inc.,
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.480% 03/01/26 (12/02/10) (a)(b)	1,850,000	1,850,000

19

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
	Altec Industries, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.380% 03/01/27 (12/02/10) (a)(b)	5,000,000	5,000,000
NORTH CAROLINA TOTAL			152,890,000
OHIO — 1.0%
OH Cleveland-Cuyahoga County Port Authority
	The Park Synagogue,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.280% 01/01/31 (12/02/10) (a)(b)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
	Oasbo Program,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.300% 03/01/34 (12/02/10) (a)(b)	17,655,000	17,655,000
OH Hancock County
	Pedcor Investments,
	Crystal Glen Apartments,
	Series 1998 B, AMT,
	LOC: FHLB
	0.370% 01/01/31 (12/02/10) (a)(b)	705,000	705,000
OH Lorain County
	Danco Metal Products,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.370% 11/01/27 (12/02/10) (a)(b)	3,230,000	3,230,000
OH Lucas County
	American Capital Properties,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	0.380% 10/01/18 (12/02/10) (a)(b)	2,620,000	2,620,000
OH Portage County Port Authority
	BF Properties LP,
	Delta System, Inc.,
	Series 2008, AMT,
	LOC: PNC Bank N.A.
	0.370% 02/01/29 (12/02/10) (a)(b)	6,470,000	6,470,000
OH University of Toledo
	Series 2008 B,
	LOC: JPMorgan Chase & Co.
	0.310% 06/01/32 (12/01/10) (a)(b)	10,100,000	10,100,000
OHIO TOTAL			50,775,000
OKLAHOMA — 0.1%
OK Claremore Industrial & Redevelopment Authority
	Whirlwind Steel Buildings,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.700% 09/01/16 (12/02/10) (a)(b)	885,000	885,000

20

		Par ($)	Value ($)
Municipal Bonds — (continued)
OKLAHOMA — (continued)
OK Pittsburg County Economic Development Authority
	Simonton Building Products, Inc.,
	Series 2001, AMT,
	LOC: PNC Bank N.A.
	0.340% 10/01/21 (12/02/10) (a)(b)	5,000,000	5,000,000
OKLAHOMA TOTAL			5,885,000
OREGON — 0.8%
OR Confederated Tribes of the Umatilla Indian Reservation
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.300% 12/01/28 (12/02/10) (a)(b)	21,690,000	21,690,000
OR Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.400% 12/01/53 (12/02/10) (a)(b)	6,880,000	6,880,000
OR State
	Antelope Acquisition LLC,
	Series 2004, AMT,
	LOC: Union Bank N.A.
	0.450% 08/01/24 (12/02/10) (a)(b)	1,400,000	1,400,000
	LD McFarland Co., Ltd.,
	Series 1996, AMT,
	LOC: U.S. Bank N.A.
	0.340% 11/01/16 (12/02/10) (a)(b)	3,490,000	3,490,000
	Oregon Metal Slitters, Inc.,
	Series 1997, AMT,
	LOC: U.S. Bank N.A.
	0.380% 04/01/24 (12/01/10) (a)(b)	4,420,000	4,420,000
OREGON TOTAL			37,880,000
PENNSYLVANIA — 2.2%
PA Allegheny County Hospital Development Authority
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	0.280% 05/01/26 (12/02/10) (a)(b)	22,000,000	22,000,000
PA BB&T Municipal Trust
	Delaware Valley Pennsylvania Regional Finance Authority,
	Series 2007,
	LOC: Branch Banking & Trust
	0.320% 02/01/24 (12/02/10) (a)(b)	24,955,000	24,955,000
PA Berks County Municipal Authority
	Reading Hospital,
	Series 2009 A5,
	0.500% 05/01/32 (12/02/10) (b)(e)	5,750,000	5,750,000
PA Emmaus General Authority
	Series 1989 H-19,
	LOC: U.S. Bank N.A.
	0.280% 03/01/24 (12/01/10) (a)(b)	20,000,000	20,000,000
PA Lawrence County Industrial Development Authority
	Doren, Inc.,
	Series 2004, AMT,
	LOC: PNC Bank N.A.
	0.380% 12/01/15 (12/02/10) (a)(b)	1,900,000	1,900,000

21

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Luzerne County Industrial Development Authority
	Series 2008 35G, AMT,
	GTY AGMT: Goldman Sachs
	0.320% 09/30/42 (12/02/10) (a)(b)	18,460,009	18,460,009
PA State University
	Series 2009 B,
	0.400% 06/01/31 (06/01/11) (b)(e)	10,000,000	10,000,000
PA Washington County Industrial Development Authority
	Pennatronics Corp.,
	Series 2001, AMT,
	LOC: PNC Bank N.A.
	0.370% 11/01/20 (12/02/10) (a)(b)	4,810,000	4,810,000
PENNSYLVANIA TOTAL			107,875,009
PUERTO RICO — 0.1%
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.500% 08/01/42 (12/02/10) (a)(b)	4,325,000	4,325,000
PUERTO RICO TOTAL			4,325,000
RHODE ISLAND — 0.3%
RI Housing & Mortgage Finance Corp.
	Series 2006, AMT,
	LIQ FAC: Merrill Lynch Capital Services
	0.390% 10/01/36 (12/02/10) (a)(b)	4,920,000	4,920,000
	Series 2010, AMT,
	LIQ FAC: Morgan Stanley Bank
	0.340% 10/01/32 (12/02/10) (a)(b)(c)	7,350,000	7,350,000
RHODE ISLAND TOTAL			12,270,000
SOUTH CAROLINA — 0.6%
SC Jobs-Economic Development Authority
	Mancor Industries, Inc.,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	0.450% 05/01/14 (12/02/10) (a)(b)	245,000	245,000
	Quoizel, Inc.,
	Series 1996, AMT,
	LOC: Branch Banking & Trust
	0.380% 05/01/16 (12/02/10) (a)(b)	2,425,000	2,425,000
	Sargent Metal Fabricators,
	Series 2002, AMT,
	LOC: Branch Banking & Trust
	0.480% 11/01/22 (12/02/10) (a)(b)	2,890,000	2,890,000
	South Carolina General Co. Inc.,
	Series 2008, AMT,
	LOC: Branch Banking & Trust,
	GTY AGMT: Scana Corp.
	0.360% 12/01/38 (12/02/10) (a)(b)	5,000,000	5,000,000
	Watson Engineering, Inc.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.

22

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH CAROLINA — (continued)
	0.370% 09/01/27 (12/02/10) (a)(b)	6,100,000	6,100,000
SC Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.400% 03/01/49 (12/02/10) (a)(b)	12,775,000	12,775,000
SOUTH CAROLINA TOTAL			29,435,000
SOUTH DAKOTA — 0.1%
SD Clipper Tax-Exempt Trust
	Series 2009, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.420% 05/01/30 (12/02/10) (a)(b)(c)	4,070,000	4,070,000
SOUTH DAKOTA TOTAL			4,070,000
TENNESSEE — 0.7%
TN Sevier County Public Building Authority
	Series 2008 A-I, AMT,
	LOC: Branch Banking & Trust
	0.380% 06/01/28 (12/01/10) (a)(b)	26,900,000	26,900,000
TN Shelby County Health Educational & Housing Facilities Board
	Courtyard Apartments, Inc.,
	Series 1997 A, AMT,
	LOC: PNC Bank N.A.
	0.340% 07/01/22 (12/02/10) (a)(b)	5,000,000	5,000,000
TENNESSEE TOTAL			31,900,000
TEXAS — 10.3%
TX Austin
	Series 2008,
	LOC: Dexia Credit Local
	0.350% 05/15/31 (12/02/10) (a)(b)	39,895,000	39,895,000
TX Brazos River Authority
	Texas Competitive Electric,
	Series 2001 D2, AMT,
	LOC: Citibank N.A.
	0.310% 05/01/33 (12/01/10) (a)(b)	7,000,000	7,000,000
TX Capital Industrial Development Corp.
	Texas Disposal Systems,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.400% 05/01/16 (12/02/10) (a)(b)	9,430,000	9,430,000
TX Department of Housing & Community Affairs
	Lancaster Apartments LP,
	Series 2007, AMT,
	DPCE: FNMA
	0.320% 07/15/40 (12/02/10) (a)(b)	14,040,000	14,040,000
TX Harris County Health Facilities Development Corp.
	Baylor College of Medicine,
	Series 2007 A1,
	LOC: Wells Fargo Bank N.A.
	0.280% 11/15/47 (12/01/10) (a)(b)	3,000,000	3,000,000

23

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	Gulf Coast Regional Blood Center,
	Series 1992,
	LOC: JPMorgan Chase Bank
	0.500% 04/01/17 (12/02/10) (a)(b)	1,750,000	1,750,000
TX Harris County Housing Finance Corp.
	Orion-Timberstone Associates,
	Torrey Chase Apartments,
	Series 1998, AMT,
	DPCE: FNMA
	0.430% 06/01/30 (12/02/10) (a)(b)	10,920,000	10,920,000
TX Houston
	0.320% 12/07/10	25,000,000	25,000,000
TX Houston Housing Financial Corp.
	HFI Regency Park Apartments LP,
	Series 2007, AMT,
	DPCE: FNMA
	0.330% 05/15/41 (12/01/10) (a)(b)	14,000,000	14,000,000
	Mayfair Park Apartments LP,
	Series 2004, AMT,
	LIQ FAC: DPCE
	0.330% 04/15/37 (12/02/10) (a)(b)	3,500,000	3,500,000
TX Kilgore Economic Development Corp.
	Cleveland Steel Container,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.370% 12/01/23 (12/02/10) (a)(b)	5,210,000	5,210,000
TX Mansfield Industrial Development Corp.
	Pier 1 Imports - Texas, Inc.,
	Series 1986, AMT,
	LOC: JPMorgan Chase Bank
	0.350% 11/01/26 (12/01/10) (a)(b)	5,100,000	5,100,000
TX Puttable Floating Option Tax-Exempt Receipts
	Costa Mirada Ltd.,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.400% 10/01/50 (12/02/10) (a)(b)	11,325,000	11,325,000
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.400% 06/01/30 (12/02/10) (a)(b)	4,750,000	4,750,000
	0.400% 07/01/44 (12/02/10) (a)(b)	9,865,000	9,865,000
	0.400% 03/01/46 (12/02/10) (a)(b)	14,030,000	14,030,000
	0.400% 09/01/46 (12/02/10) (a)(b)	12,045,000	12,045,000
	0.400% 09/01/47 (12/02/10) (a)(b)	11,975,000	11,975,000
	0.400% 12/01/47 (12/02/10) (a)(b)	11,535,000	11,535,000
	0.400% 11/01/49 (12/02/10) (a)(b)	14,385,000	14,385,000
	0.400% 05/01/50 (12/02/10) (a)(b)	13,760,000	13,760,000
TX RBC Municipal Products, Inc. Trust
	Series 2008 L45, AMT,
	LOC: Royal Bank of Canada
	0.330% 12/01/27 (12/02/10) (a)(b)	58,945,000	58,945,000

24

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX State
	College Student Loan,
	Series 2006, AMT,
	SPA: State Street Bank & Trust Co.
	0.320% 08/01/17 (12/02/10) (a)(b)	4,850,000	4,850,000
	Tax & Revenue Anticipation Note,
	Series 2010,
	2.000% 08/31/11	150,000,000	151,815,685
	Veterans Housing Program Fund II,
	Series 2007 A, AMT,
	SPA: State Street Bank & Trust Co.
	0.290% 06/01/37 (12/01/10) (a)(b)	14,850,000	14,850,000
TX Tarrant County Cultural Education Facilities Finance Corp.
	Methodist Hospitals of Dallas,
	Series 2008 A,
	LOC: JPMorgan Chase
	0.280% 10/01/41 (12/01/10) (a)(b)	24,815,000	24,815,000
TX Travis County Housing Finance Corp.
	Texas Old Manor Housing LP,
	Series 2004, AMT,
	DPCE: FNMA
	0.330% 08/15/37 (12/02/10) (a)(b)	4,900,000	4,900,000
TEXAS TOTAL			502,690,685
UTAH — 1.3%
UT Housing Corp.
	BP-UT 2 LLC,
	Tanglewood Apartments,
	Series 2004 A, AMT,
	LOC: Citibank N.A.
	0.320% 07/01/35 (12/01/10) (a)(b)	9,000,000	9,000,000
	Series 2008 B1, AMT,
	SPA: Wells Fargo Bank N.A.
	0.310% 07/01/39 (12/01/10) (a)(b)	12,950,000	12,950,000
	Series 2008 D-1, AMT,
	LIQ FAC: Wells Fargo Bank N.A.
	0.310% 07/01/39 (12/01/10) (a)(b)	12,250,000	12,250,000
	Single Family Mortgage,
	Series 2001 B, AMT,
	LIQ FAC: FHLB
	0.310% 07/01/32 (12/01/10) (a)(b)	9,510,000	9,510,000
UT Murray
	IHC Health Services, Inc.:
	Series 2003 C,
	0.270% 05/15/36 (12/01/10) (b)(e)	2,230,000	2,230,000
	Series 2003 D,
	0.270% 05/15/36 (12/01/10) (b)(e)	8,500,000	8,500,000
UT State Board Regents
	Series 1993 A, AMT,
	LOC: Royal Bank of Canada
	0.310% 11/01/23 (12/01/10) (a)(b)	6,000,000	6,000,000
UT Tooele City
	Encon Utah LLC,
	Series 2002 A, AMT,
	LOC: U.S. Bank N.A.

25

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — (continued)
	0.390% 10/01/22 (12/02/10) (a)(b)	2,800,000	2,800,000
UTAH TOTAL			63,240,000
VERMONT — 0.6%
VT Student Assistance Corp.
	Series 2008 C2, AMT,
	LOC: Lloyds Bank
	0.310% 12/15/40 (12/02/10) (a)(b)	30,000,000	30,000,000
VERMONT TOTAL			30,000,000
VIRGINIA — 1.8%
VA BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust
	0.350% 05/16/24 (12/02/10) (a)(b)	35,695,000	35,695,000
VA Chesapeake Economic Development Authority
	Tidewater Fibre Corp.,
	Series 2005, AMT,
	LOC: Wells Fargo Bank N.A.
	0.370% 12/01/14 (12/02/10) (a)(b)	7,355,000	7,355,000
VA Fairfax County Economic Development Authority
	Szivic Family LLC,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.480% 09/01/26 (12/02/10) (a)(b)	1,700,000	1,700,000
VA Fairfax County Redevelopment & Housing Authority
	Series 2009 1G, AMT,
	GTY AGMT: Goldman Sachs & Co.
	0.330% 06/01/42 (12/02/10) (a)(b)(c)	22,490,000	22,490,000
VA Portsmouth Redevelopment & Housing Authority
	Series 2006, AMT,
	GTY AGMT: FHLMC
	0.470% 03/01/50 (12/02/10) (a)(b)	3,390,000	3,390,000
VA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.400% 05/01/40 (12/02/10) (a)(b)	6,520,000	6,520,000
VA Small Business Financing Authority
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.370% 09/01/22 (12/02/10) (a)(b)	10,000,000	10,000,000
VIRGINIA TOTAL			87,150,000

26

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — 1.2%
WA Economic Development Finance Authority
	RMI Investors LLC,
	Series 2001 F, AMT,
	LOC: Wells Fargo Bank N.A.
	0.470% 08/01/26 (12/02/10) (a)(b)	3,050,000	3,050,000
WA Housing Finance Commission
	LTC Propeties, Inc.,
	Series 1995, AMT,
	LOC: U.S. Bank N.A.
	0.340% 12/01/15 (12/02/10) (a)(b)	2,680,000	2,680,000
	Mountain West Investment Corp.,
	Monticello Park,
	Series 2001 A, AMT,
	LIQ FAC: DPCE
	0.330% 09/01/34 (12/02/10) (a)(b)	6,285,000	6,285,000
	Pacific Inn Apartments,
	Series 1996 A, AMT,
	LOC: U.S. Bank N.A.
	0.330% 05/01/28 (12/02/10) (a)(b)	1,350,000	1,350,000
	The Seasons I LLC,
	Series 2006, AMT,
	LIQ FAC: DPCE
	0.350% 12/15/40 (12/02/10) (a)(b)	14,660,000	14,660,000
	Vancouver Bridgewood, LLC,
	Series 2002 A, AMT,
	LIQ FAC: DPCE
	0.330% 09/01/34 (12/02/10) (a)(b)	4,660,000	4,660,000
WA Pierce County Economic Development Corp.
	Cascade Pole & Lumber Co.,
	Series 1996, AMT,
	LOC: U.S. Bank N.A.
	0.340% 12/01/17 (12/02/10) (a)(b)	3,855,000	3,855,000
WA Port of Grays Harbor Industrial Development Corp.
	Murphy Company,
	Series 2007 AMT,
	LOC: U.S. Bank N.A.
	0.330% 11/01/26 (12/02/10) (a)(b)	5,000,000	5,000,000
WA Port of Seattle
	Series 2009, AMT,
	LIQ FAC: Morgan Stanley Bank
	0.330% 04/01/24 (12/02/10) (a)(b)(c)	16,470,000	16,470,000
WASHINGTON TOTAL			58,010,000
WEST VIRGINIA — 1.1%
WV Beckley
	Beckley Water Co.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.400% 10/01/16 (12/02/10) (a)(b)	5,090,000	5,090,000
WV Economic Development Authority
	Appalachian Power Co.,
	Series 2008 B, AMT,
	LOC: JPMorgan Chase Bank
	0.320% 02/01/36 (12/02/10) (a)(b)	10,000,000	10,000,000

27

		Par ($)	Value ($)
Municipal Bonds — (continued)
WEST VIRGINIA — (continued)
WV Putnam County
	Toyota Motor Manufacturing West Virginia, Inc.,
	Series 1998 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.290% 06/01/28 (12/01/10) (a)(b)	40,000,000	40,000,000
WEST VIRGINIA TOTAL			55,090,000
WISCONSIN — 2.1%
WI Housing & Economic Development Authority
	Series 2003 A, AMT,
	SPA: FHLB
	0.350% 09/01/33 (12/01/10) (a)(b)	10,920,000	10,920,000
	Series 2005 D, AMT,
	SPA: BNP Paribas
	0.370% 09/01/36 (12/01/10) (a)(b)	79,245,000	79,245,000
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.430% 03/01/12 (12/02/10) (a)(b)	3,505,000	3,505,000
WI Oconomowoc Community Development Authority
	85 Oconomowoc LLC,
	Series 2004, AMT,
	LIQ FAC: DPCE
	0.330% 12/01/44 (12/02/10) (a)(b)	4,430,000	4,430,000
WI Oconto
	Unlimited Services of Wisconsin,
	Series 2000, AMT,
	LOC: U.S. Bank N.A.
	0.440% 11/01/12 (12/02/10) (a)(b)	400,000	400,000
WI Pewaukee
	Mixer Systems, Inc.,
	Series 2000, AMT,
	LOC: JPMorgan Chase & Co.
	0.700% 09/01/20 (12/02/10) (a)(b)	1,275,000	1,275,000
WI Sheboygan
	Subco Foods,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.900% 08/01/12 (12/02/10) (a)(b)	870,000	870,000
WI Village of Menomonee Falls
	Jema LLC,
	Series 1994, AMT,
	LOC: JPMorgan Chase Bank
	0.700% 09/01/14 (12/02/10) (a)(b)	1,330,000	1,330,000
WISCONSIN TOTAL			101,975,000

	Total Municipal Bonds (cost of $4,333,764,989)		4,333,764,989

28

		Par ($)	Value ($)
Closed-End Investment Companies — 3.2%
CALIFORNIA — 0.4%
CA Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.550% 08/01/40 (12/02/10) (a)(b)(c)	19,100,000	19,100,000
CALIFORNIA TOTAL			19,100,000
MINNESOTA — 1.6%
MN Nuveen Premium Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.500% 03/01/40 (12/02/10) (a)(b)(c)	77,200,000	77,200,000
MINNESOTA TOTAL			77,200,000
NEW JERSEY — 0.6%
NJ Nuveen Investment Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.550% 08/01/40 (12/02/10) (a)(b)(c)	21,300,000	21,300,000
NJ Nuveen Premium Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.550% 08/01/40 (12/02/10) (a)(b)(c)	10,000,000	10,000,000
NEW JERSEY TOTAL			31,300,000
PENNSYLVANIA — 0.6%
PA Nuveen Investment Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.550% 08/01/40 (12/02/10) (a)(b)(c)	14,000,000	14,000,000
PA Nuveen Premium Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.550% 08/01/40 (12/02/10) (a)(b)(c)	15,000,000	15,000,000
PENNSYLVANIA TOTAL			29,000,000

	Total Closed-End Investment Companies (cost of $156,600,000)		156,600,000

Short-Term Obligations — 5.6%
VARIABLE RATE DEMAND NOTES — 5.6%
Federal Home Loan Mortgage Corp.
	LIQ FAC: FHLMC
	0.350% 06/15/36 (12/02/10) (a)(b)(f)	33,820,000	33,820,000
FHLMC Multi-Family VRD Certificates
	0.340% 11/15/34 (12/02/10) (b)(e)	10,434,554	10,434,554
	0.340% 02/15/35 (12/02/10) (b)(e)	10,169,927	10,169,927
	0.340% 08/15/45 (12/02/10) (b)(e)	116,018,615	116,018,615
	0.340% 01/15/47 (12/02/10) (b)(e)	38,390,803	38,390,803
	0.350% 05/15/46 (12/02/10) (b)(e)	50,380,000	50,380,000
Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,

29

		Par ($)	Value ($)
Short-Term Obligations — (continued)
VARIABLE RATE DEMAND NOTES — (continued)
	GTY AGMT: Dexia Credit Local
	0.550% 07/01/22 (12/02/10) (a)(b)	11,470,000	11,470,000
VARIABLE RATE DEMAND NOTES TOTAL			270,683,899

	Total Short-Term Obligations (cost of $270,683,899)		270,683,899

	Total Investments — 97.7% (cost of $4,761,048,888) (h)		4,761,048,888

	Other Assets & Liabilities, Net — 2.3%		110,958,454

	Net Assets — 100.0%		4,872,007,342

30

Notes to Investment Portfolio:
*

Security Valuation:

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term securities that mature in 60 days or less are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$4,333,764,989	$—	$4,333,764,989
Total Closed-End Investment Companies	—	156,600,000	—	156,600,000
Total Short-Term Obligations	—	270,683,899	—	270,683,899
Total Investments	$—	$4,761,048,888	$—	$4,761,048,888

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no significant transfers between Levels1 and 2 during the period ended November 30, 2010.

31

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2010.

(b)	Parenthetical date represents effective maturity date for the security.
(c)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities, which are not illiquid, amounted to $266,665,000, which represents 5.5% of net assets.

(d)	Security purchased on a delayed delivery basis.
(e)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2010.

(f)	Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of BofA Advisors, LLC.
(g)	The rate shown represents the discount rate at the date of purchase.
(h)	Cost for federal income tax purposes is $4,761,048,888.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

32

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	BofA New York Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 88.5%
NEW YORK — 85.0%
NY Ausable Valley Central School District
	Series 2010:
	1.750% 10/28/11	8,000,000	8,053,831
	2.000% 10/28/11	375,000	378,367
NY Bank of New York Municipal Certificates Trust
	Series 2007,
	LOC: Bank of New York
	0.300% 02/15/36 (a)	17,150,000	17,150,000
NY Cairo-Durham Central School District
	Series 2010,
	1.250% 06/24/11	3,645,000	3,656,208
NY Clifton Park Industrial Development Agency
	Community School of Naples, Inc.,
	Series 2006,
	LIQ FAC: FHLMC
	0.280% 05/01/31 (12/02/10) (a)(b)	4,115,000	4,115,000
NY Dormitory Authority
	Catholic Health System:
	Series 2006 C,
	LOC: HSBC Bank USA N.A.
	0.290% 07/01/22 (12/02/10) (a)(b)	5,000,000	5,000,000
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.290% 07/01/34 (12/02/10) (a)(b)	7,410,000	7,410,000
	Culinary Institute of America,
	Series 2004 C,
	LOC: TD Bank N.A.
	0.270% 07/01/33 (12/02/10) (a)(b)	2,900,000	2,900,000
	Le Moyne College,
	Series 2009,
	LOC: TD Bank N.A.
	0.270% 01/01/39 (12/02/10) (a)(b)	8,740,000	8,740,000
	Long Island University,
	Series 2006 L I-A-2,
	LOC: FHLB
	0.280% 09/01/36 (12/02/10) (a)(b)	5,000,000	5,000,000
	New York Public Library,
	Series 1999 A,
	LOC: TD Bank N.A.
	0.300% 07/01/28 (12/01/10) (a)(b)	2,590,000	2,590,000
	Oxford University Press, Inc.,
	Series 1993,
	LOC: Landesbank Hessen-Thüringen
	0.300% 07/01/23 (12/01/10) (a)(b)	5,040,000	5,040,000
	Pratt Institute,
	Series 2009 B,
	LOC: TD Bank N.A.
	0.270% 07/01/34 (12/02/10) (a)(b)	9,515,000	9,515,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Dutchess County Industrial Development Agency
	Marist College:
	Series 1999 A,
	LOC: JPMorgan Chase
	0.280% 07/01/28 (12/02/10) (a)(b)	4,005,000	4,005,000
	Series 2005 A,
	LOC: JP Morgan Chase
	0.280% 07/01/35 (12/02/10) (a)(b)	8,065,000	8,065,000
	Series 2008 A,
	LOC: TD Bank N.A.
	0.300% 07/01/38 (12/02/10) (a)(b)	1,440,000	1,440,000
	Trinity-Pawling School Corp.,
	Series 2002,
	LOC: PNC Bank N.A.
	0.280% 10/01/32 (12/02/10) (a)(b)	2,755,000	2,755,000
NY Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.:
	0.290% 11/15/13 (12/02/10) (a)(b)	2,500,000	2,500,000
	0.290% 11/15/27 (12/02/10) (a)(b)	19,920,000	19,920,000
NY Energy Research & Development Authority
	Consolidated Edison Co.,
	Series 2005 A1,
	LOC: Mizuho Corporate Bank
	0.260% 05/01/39 (12/01/10) (a)(b)	3,840,000	3,840,000
NY Environmental Facilities Corp.
	Series 2008,
	LIQ FAC: JPMorgan Chase
	0.300% 12/15/15 (12/02/10) (a)(b)	3,625,000	3,625,000
NY Honeoye Falls-Lima Central School District
	Series 2010,
	1.500% 09/29/11	3,900,000	3,924,656
NY Housing Finance Agency
	Midtown West B LLC,
	Series 2009 B,
	LOC: Landesbank Hessen-Thüringen
	0.300% 05/01/42 (12/01/10) (a)(b)	500,000	500,000
	Series 1991,
	LOC: Landesbank Hessen-Thüringen
	0.260% 05/15/15 (12/01/10) (a)(b)	3,000,000	3,000,000
	West 37th Street,
	Series 2009 A,
	LOC: Wells Fargo Bank N.A.
	0.260% 05/01/42 (12/01/10) (a)(b)	950,000	950,000
NY Islip Industrial Development Agency
	Series 2008 23G, AMT,
	GTY AGMT: Goldman Sachs
	0.320% 12/01/29 (12/02/10) (a)(b)	15,995,000	15,995,000
NY Liberty Development Corp.
	World Trade Center Project,
	Series 2009 A-1,
	0.320% 12/01/49 (05/05/11) (b)(c)	20,000,000	20,000,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Livingston County Industrial Development Agency
	Series 2007 A,
	LOC: HSBC Bank USA N.A.
	0.280% 07/01/19 (12/02/10) (a)(b)	2,067,000	2,067,000
NY Local Government Assistance Corp.
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.470% 04/01/21 (12/02/10) (a)(b)	5,205,000	5,205,000
	Series 2008 B,
	SPA: Dexia Credit Local
	0.350% 04/01/21 (12/01/10) (a)(b)	28,290,000	28,290,000
NY Long Island Power Authority
	Series 1998 1B,
	LOC: State Street Bank and Trust
	0.240% 05/01/33 (12/01/10) (a)(b)	700,000	700,000
NY Metropolitan Transportation Authority
	0.320% 02/04/11	6,250,000	6,250,000
	0.330% 03/04/11	5,000,000	5,000,000
	Revenue Anticipation Notes,
	Series 2010,
	2.000% 12/31/10	10,000,000	10,013,211
	Series 2006 A,
	LIQ FAC: Citibank N.A.
	0.300% 11/15/35 (12/02/10) (a)(b)	4,000,000	4,000,000
	Series 2008 D2,
	LOC: Landesbank Hessen-Thüringen
	0.320% 11/01/35 (12/01/10) (a)(b)	170,000	170,000
	Series 2008,
	LIQ FAC: JPMorgan Chase
	0.400% 11/15/11 (12/02/10) (a)(b)	3,260,000	3,260,000
NY Monroe County Industrial Development Agency
	Association for the Blind,
	Series 2008 B,
	LOC: JPMorgan Chase
	0.300% 02/01/38 (12/02/10) (a)(b)	1,900,000	1,900,000
	St. Ann’s Nursing Home Co.,
	Series 2000,
	LOC: HSBC Bank USA N.A.
	0.370% 07/01/30 (12/01/10) (a)(b)	4,655,000	4,655,000
	St. Ann’s Nursing Home for the Aged,
	Series 2000,
	LOC: HSBC Bank USA N.A.
	0.370% 07/01/30 (12/01/10) (a)(b)	9,325,000	9,325,000
NY Monticello Central School District
	Series 2010 A,
	1.500% 03/17/11	2,450,844	2,457,977
NY Moriah Central School District
	Series 2010,
	1.750% 09/23/11	9,005,000	9,051,883
NY Mortgage Agency
	Series 2005, AMT,
	SPA: Dexia Credit Local
	0.370% 04/01/35 (12/01/10) (a)(b)	15,000,000	15,000,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY New York City Cultural Trust
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.290% 07/01/11 (12/02/10) (a)(b)	2,600,000	2,600,000
NY New York City Industrial Development Agency
	FC Hanson Office Associates,
	Series 2004,
	LOC: ING Bank N.V.
	LOC: Lloyds TSB Bank PLC:
	0.270% 12/01/39 (12/02/10) (a)(b)	9,295,000	9,295,000
	Jamaica First Parking LLC,
	Series 2004,
	LOC: JPMorgan Chase Bank
	0.290% 03/01/34 (12/02/10) (a)(b)	2,725,000	2,725,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.310% 04/01/11 (12/02/10) (a)(b)	6,940,000	6,940,000
	The Hewitt School,
	Series 2002,
	LOC: TD Bank N.A.
	0.350% 12/01/34 (12/02/10) (a)(b)	3,900,000	3,900,000
NY New York City Municipal Water Finance Authority
	Series 2008 BB-1,
	SPA: Landesbank Hessen-Thüringen
	0.290% 06/15/39 (12/01/10) (a)(b)	1,580,000	1,580,000
	Series 2009,
	LIQ FAC: Morgan Stanley
	0.300% 06/15/40 (12/02/10) (a)(b)(d)	16,960,000	16,960,000
NY New York City
	Series 1995 F-4,
	LOC: Landesbank Hessen-Thüringen
	0.300% 02/15/20 (12/01/10) (a)(b)	2,600,000	2,600,000
	Series 2002 C-4,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.260% 08/01/20 (12/02/10) (a)(b)	3,350,000	3,350,000
	Series 2007 A-1,
	5.000% 08/01/11	3,000,000	3,092,311
NY Oneida County Industrial Development Agency
	Champion Home Builders Co.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.380% 06/01/29 (12/02/10) (a)(b)	6,820,000	6,820,000
NY Oyster Bay
	Bond Anticipation Notes,
	Series 2010,
	1.500% 03/11/11	20,000,000	20,064,396
NY Poughkeepsie Industrial Development Agency
	Woodside Associates LLC,
	Series 2001, AMT,
	LOC: JPMorgan Chase
	0.350% 04/01/40 (12/02/10) (a)(b)	2,000,000	2,000,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Power Authority
	LOC: JPMorgan Chase Bank,
	LOC: Bank of Nova Scotia,
	LOC: State Street Bank and Trust,
	LOC: Bank of New York:
	LOC: BNP Paribas
	0.320% 12/02/10	10,000,000	10,000,000
	Series 1985,
	LIQ FAC: Bank of Nova Scotia
	0.290% 03/01/20 (03/01/11) (a)(b)	15,015,000	15,015,000
NY Riverhead Industrial Development Agency
	Peconic Bay Medical Center,
	Series 2006 A,
	LOC: HSBC Bank USA N.A.
	0.280% 07/01/31 (12/02/10) (a)(b)	7,445,000	7,445,000
NY Suffolk County
	Series 2005,
	5.000% 06/15/11	1,425,000	1,459,859
NY Syracuse Industrial Development Agency
	Crouse Health Hospital,
	Series 2007 B,
	LOC: HSBC Bank USA N.A.
	0.280% 01/01/23 (12/01/10) (a)(b)	2,835,000	2,835,000
	Syracuse University,
	Series 2008 A-2,
	LOC: JPMorgan Chase Bank
	0.260% 12/01/37 (12/01/10) (a)(b)	6,900,000	6,900,000
NY Thruway Authority
	Series 2002,
	5.500% 04/01/11	1,270,000	1,290,915
NY Triborough Bridge & Tunnel Authority
	Series 2008 A,
	LOC: Societe Generale
	0.300% 01/01/32 (12/02/10) (a)(b)	3,830,000	3,830,000
NY Tuckahoe Common School District Southampton
	Series 2010,
	1.500% 06/24/11	1,800,000	1,808,253
NY Urban Development Corp.
	Series 2002 A,
	5.500% 01/01/17 (01/01/11)	4,750,000	4,774,480
	Series 2004 A3A,
	SPA: Dexia Credit Local
	0.340% 03/15/33 (12/02/10) (a)(b)	2,485,000	2,485,000
NY Valley Stream Central High School District
	Series 2010,
	1.500% 06/24/11	2,500,000	2,514,428
NY Westchester County Industrial Development Agency
	Westchester Jewish Community,
	Series 1998,
	LOC: JPMorgan Chase
	0.300% 10/01/28 (12/02/10) (a)(b)	765,000	765,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Yonkers Industrial Development Agency
	Consumers Union of the U.S., Inc.,
	Series 2005,
	LOC: JPMorgan Chase
	0.340% 06/01/36 (12/01/10) (a)(b)	10,000,000	10,000,000
NEW YORK TOTAL			430,462,775
PUERTO RICO — 3.5%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998 A,
	LOC: Bank of Nova Scotia
	0.320% 07/01/28 (12/01/10) (a)(b)	13,005,000	13,005,000
	Series 2008,
	LOC: Dexia Credit Local
	0.400% 01/01/28 (12/02/10) (a)(b)	4,860,000	4,860,000
	PUERTO RICO TOTAL		17,865,000

	Total Municipal Bonds (cost of $448,327,775)		448,327,775

Closed-End Investment Companies — 9.1%
NEW YORK — 9.1%
NY Nuveen Investment Quality Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.550% 08/01/40 (12/02/10) (a)(b)(d)	15,000,000	15,000,000
NY Nuveen Performance Plus Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.480% 03/01/40 (12/02/10) (a)(b)(d)	14,500,000	14,500,000
NY Nuveen Select Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.550% 08/01/40 (12/02/10) (a)(b)(d)	16,800,000	16,800,000
	NEW YORK TOTAL		46,300,000

	Total Closed-End Investment Companies (cost of $46,300,000)		46,300,000

	Total Investments — 97.6% (cost of $494,627,775)(e)		494,627,775

	Other Assets & Liabilities, Net — 2.4%		12,205,049

	Net Assets — 100.0%		506,832,824

6

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term securities that mature in 60 days or less are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$448,327,775	$—	$448,327,775
Total Closed-End Investment Companies	$—	$46,300,000	$—	$46,300,000
Total Investments	$—	$494,627,775	$—	$494,627,775

7

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2010.

(b)	Parenthetical date represents the effective maturity date for the security.
(c)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2010.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2010, these securities, which are not illiquid, amounted to $63,260,000, which represents 12.5% of net assets.

(e)	Cost for federal income tax purposes is $494,627,775.

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

8

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	BofA Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 100.2%
ALABAMA — 0.9%
AL Birmingham Medical Clinic Board
	University of Alabama Health Service,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.350% 10/01/28 (12/03/10) (a)(b)	17,720,000	17,720,000
AL Eclipse Funding Trust
	Alabama State University,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.290% 08/01/32 (12/02/10) (a)(b)	13,555,000	13,555,000
AL Pell City Special Care Facilities
	Noland Health Services, Inc.,
	Series 2009 A,
	LOC: U.S. Bank N.A.
	0.300% 12/01/39 (12/02/10) (a)(b)	12,350,000	12,350,000
AL Special Care Facilities Finance Authority
	Altapointe Health Systems,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.450% 07/01/21 (12/03/10) (a)(b)(c)	2,150,000	2,150,000
ALABAMA TOTAL			45,775,000
ARIZONA — 3.0%
AZ Eclipse Funding Trust
	Yuma Arizona Municipal Property Corp. Utility System,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 07/01/32 (12/02/10) (a)(b)(d)	6,960,000	6,960,000
AZ Fort McDowell Yavapai Nation
	Series 2004 A,
	GTY AGMT: Citigroup Global Markets
	0.420% 05/01/11 (12/02/10) (a)(b)	34,175,000	34,175,000
AZ Health Facilities Authority
	Series 2007,
	GTY AGMT: BNP Paribas
	0.400% 02/01/42 (12/02/10) (a)(b)	12,430,000	12,430,000
AZ Phoenix Industrial Development Authority
	Series 2006,
	LIQ FAC: FHLMC
	0.330% 12/01/27 (12/02/10) (a)(b)	12,615,000	12,615,000
	Series 2007,
	GTY AGMT: Wells Fargo Bank N.A.
	0.290% 07/01/42 (12/02/10) (a)(b)	16,450,000	16,450,000
AZ School District
	Tax Anticipation Notes,
	Series 2010,
	1.500% 07/29/11	65,000,000	65,460,615

		Par ($)	Value ($)
Municipal Bonds — (continued)
ARIZONA — (continued)
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.450% 12/01/21 (12/02/10) (a)(b)	2,000,000	2,000,000
ARIZONA TOTAL			150,090,615
ARKANSAS — 0.3%
AR City of Fort Smith
	Mitsubishi Power System of America,
	Series 2010,
	LOC: Bank Toyota-Mitsubishi UFJ
	0.320% 10/01/40 (12/02/10) (a)(b)	8,000,000	8,000,000
AR Little Rock Metro Center Improvement District No. 1
	Wehco Media, Inc.,
	Series 1985,
	LOC: Bank of New York
	0.290% 12/01/25 (12/01/10) (a)(b)	6,300,000	6,300,000
ARKANSAS TOTAL			14,300,000
CALIFORNIA — 5.0%
CA Deutsche Bank Spears/Lifers Trust
	San Mateo County California Community College District,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.300% 09/01/36 (12/02/10) (a)(b)	44,910,000	44,910,000
CA Los Angeles County
	Tax & Revenue Anticipation Notes,
	Series 2010,
	2.000% 06/30/11	97,000,000	97,679,098
CA Metropolitan Water District of Southern California,
	Series 2009 A-2,
	0.300% 07/01/30 (12/02/10) (a)(b)	23,480,000	23,480,000
CA Statewide Communities Development Authority
	Kaiser Permanente:
	0.340% 04/15/11	15,000,000	15,000,000
	0.370% 06/09/11	10,000,000	10,000,000
	0.390% 08/02/11	18,000,000	18,000,000
CA State
	Series 2007 A,
	GTY AGMT: Societe Generale
	0.300% 06/01/32 (12/02/10) (a)(b)	42,350,000	42,350,000
CALIFORNIA TOTAL			251,419,098
COLORADO — 3.2%
CO Colorado Springs
	Series 2007 B,
	SPA: Dexia Credit Local
	0.340% 11/01/26 (12/02/10) (a)(b)	24,830,000	24,830,000
CO Denver Urban Renewal Authority
	Series 2008 A-1,
	LOC: U.S. Bank N.A.
	0.300% 12/01/25 (12/02/10) (a)(b)	14,725,000	14,725,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
	Series 2008 A-2,
	LOC: U.S. Bank N.A.
	0.300% 12/01/25 (12/02/10) (a)(b)	19,615,000	19,615,000
CO Educational & Cultural Facilities Authority
	Jewish Day School Seattle,
	Series 2007 C6,
	LOC: U.S. Bank N.A.
	0.280% 06/30/36 (12/01/10) (a)(b)	1,950,000	1,950,000
	Jewish Federation, Inc.,
	Series 2005 C1,
	LOC: U.S. Bank N.A.
	0.280% 09/01/35 (12/01/10) (a)(b)	12,610,000	12,610,000
	Naropa University,
	Series 1999,
	LOC: Wells Fargo Bank N.A.
	0.400% 11/01/24 (12/02/10) (a)(b)	2,480,000	2,480,000
CO Health Facilities Authority
	Catholic Health Initiatives,
	Series 2004 B-6,
	SPA: Landesbank Hessen- Thüringen
	0.340% 03/01/44 (12/01/10) (a)(b)	5,300,000	5,300,000
	Community Hospital Association,
	Series 2003 B,
	LOC: JPMorgan Chase Bank
	0.370% 12/01/33 (12/02/10) (a)(b)	29,170,000	29,170,000
	Crossroads at Delta,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.310% 11/01/28 (12/02/10) (a)(b)	3,800,000	3,800,000
CO Housing & Finance Authority
	Series 2002 I-C4,
	SPA: FHLB
	0.280% 10/01/32 (12/01/10) (a)(b)	12,135,000	12,135,000
CO Jefferson County
	Rocky Mountain Butterfly Co.,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.400% 06/01/28 (12/02/10) (a)(b)	1,510,000	1,510,000
CO Kipling Ridge Metropolitan District
	Series 2005,
	LOC: U.S. Bank N.A.
	0.300% 12/01/23 (12/01/10) (a)(b)	12,305,000	12,305,000
CO Westminster Economic Development Authority
	Series 2009,
	LOC: U.S. Bank N.A.
	0.300% 12/01/28 (12/02/10) (a)(b)	3,700,000	3,700,000
CO Westminster Multi-Family Revenue
	Series 2005,
	LIQ FAC: FHLMC
	0.530% 06/01/12 (12/02/10) (a)(b)	13,970,000	13,970,000
COLORADO TOTAL			158,100,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — 0.3%
CT Health & Educational Facilities Authority
	H/E Eagle,
	Series 2005 A,
	LIQ FAC: Citibank N.A.
	0.280% 07/01/35 (12/02/10) (a)(b)	10,000,000	10,000,000
CT Housing Finance Authority
	Housing Mortgage Financing Program,
	Series 2010 G,
	0.270% 11/15/41 (12/01/10) (a)(c)(e)	6,785,000	6,785,000
CONNECTICUT TOTAL			16,785,000
DELAWARE — 1.3%
DE BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust:
	0.350% 04/10/22 (12/02/10) (a)(b)	33,495,000	33,495,000
	0.350% 06/01/24 (12/02/10) (a)(b)	9,855,000	9,855,000
DE New Castle County
	CHF-Delaware LLC,
	Series 2005,
	LOC: Bank of New York
	0.290% 08/01/31 (12/02/10) (a)(b)	11,575,000	11,575,000
DE Puttable Floating Option Tax-Exempt Receipts
	New Castle County DE Multi-Family Housing,
	Pike Creek Apartments,
	Series 2007,
	LIQ FAC: FHLMC
	0.330% 12/01/30 (12/02/10) (a)(b)	11,220,000	11,220,000
DELAWARE TOTAL			66,145,000
DISTRICT OF COLUMBIA — 1.0%
DC District of Columbia
	Series 2010 C:
	0.320% 12/01/10 (12/02/10) (a)(e)	7,000,000	7,000,000
	0.480% 12/01/11 (12/02/10) (a)(e)	4,300,000	4,305,719
	Series 2010 E,
	0.330% 12/01/11 (12/08/10) (a)(e)	10,000,000	10,000,000
	Tax & Revenue Anticipation Notes,
	Series 2010,
	2.000% 09/30/11	30,000,000	30,401,832
DISTRICT OF COLUMBIA TOTAL			51,707,551
FLORIDA — 7.1%
FL BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust:
	0.350% 03/01/23 (12/02/10) (a)(b)	12,000,000	12,000,000
	0.350% 04/01/24 (12/02/10) (a)(b)	11,190,000	11,190,000
	0.350% 07/18/24 (12/02/10) (a)(b)	17,995,000	17,995,000
	0.350% 11/01/24 (12/02/10) (a)(b)	10,025,000	10,025,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.300% 10/01/24 (12/02/10) (a)(b)	1,055,000	1,055,000
	University of North Florida,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.320% 11/01/27 (12/02/10) (a)(b)	11,405,000	11,405,000
FL Eclipse Funding Trust
	Fort Pierce Florida Redevelopment Agency,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.330% 05/01/31 (12/02/10) (a)(b)	3,895,000	3,895,000
	Miame-Dade County Florida School Board,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 05/01/32 (12/02/10) (a)(b)	4,635,000	4,635,000
FL Housing Finance Corp.
	Series 2006,
	LIQ FAC: FHLMC
	0.330% 10/01/32 (12/02/10) (a)(b)	16,610,000	16,610,000
FL Jacksonville Economic Development Commission
	Florida Shipyards, Inc.,
	Series 2010,
	LOC: Branch Bank & Trust
	0.300% 09/01/20 (12/02/10) (a)(b)	3,900,000	3,900,000
FL Jacksonville Industrial Development
	Airport Hotel Project,
	Series 1993,
	LOC: Northern Trust Co.
	0.290% 07/01/13 (12/01/10) (a)(b)	3,150,000	3,150,000
Fl Local Government Financing Commission
	0.300% 12/07/10	8,566,000	8,566,000
FL Miami Health Facilities Authority
	Catholic Health East,
	Series 2008,
	LOC: PNC Bank N.A.
	0.320% 11/15/25 (12/01/10) (a)(b)	17,525,000	17,525,000
FL Miami-Dade County Educational Facilities Authority
	Floaters:
	Series 2007,
	LOC: Wells Fargo Bank N.A.
	0.290% 04/01/28 (12/02/10) (a)(b)	15,145,000	15,145,000
	Series 2008,
	GTY AGMT: Wells Fargo Bank N.A.
	0.320% 04/01/38 (12/02/10) (a)(b)	7,410,000	7,410,000
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Jewish Community,
	Series 2002,
	LOC: Northern Trust Co.
	0.290% 04/01/32 (12/01/10) (a)(b)	5,695,000	5,695,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Orange County Health Facilities Authority
	Orlando Health, Inc.,
	Series 2008 E,
	LOC: Branch Banking & Trust
	0.300% 10/01/26 (12/01/10) (a)(b)	4,500,000	4,500,000
FL Palm Beach County
	Zoological Society of Palm Beach,
	Series 2001,
	LOC: Northern Trust Co.
	0.290% 05/01/31 (12/02/10) (a)(b)	6,600,000	6,600,000
FL Pinellas County Health Facility Authority
	Baycare Health Systems,
	Series 2009 A-2,
	LOC: Northern Trust Co.
	0.290% 11/01/38 (12/02/10) (a)(b)	9,025,000	9,025,000
FL Puttable Floating Option Tax-Exempt Receipts
	Palm Beach County Florida Housing,
	Lacosta Apartment Project,
	Series 2007,
	LIQ FAC: FHLMC
	0.400% 11/01/25 (12/02/10) (a)(b)	17,995,000	17,995,000
FL Sarasota County
	Sarasota Military Academy,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.400% 02/01/34 (12/02/10) (a)(b)	2,875,000	2,875,000
FL Sunshine Governmental Financing Commission
	0.300% 12/09/10	25,000,000	25,000,000
	0.320% 02/09/11	25,000,000	25,000,000
	0.340% 02/17/11	28,510,000	28,510,000
	Series 1986,
	LOC: Dexia Credit Local:
	0.340% 07/01/16 (12/01/10) (a)(b)	25,475,000	25,475,000
	0.380% 07/01/16 (12/01/10) (a)(b)	6,055,000	6,055,000
FL Tampa Bay Water Utility System
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.480% 10/01/23 (12/02/10) (a)(b)	7,470,000	7,470,000
FL The Village Gulfstream Park Community Development District
	Series 2008,
	GTY AGMT: Goldman Sachs
	0.300% 05/01/39 (12/02/10) (a)(b)	47,780,000	47,780,000
FLORIDA TOTAL			356,486,000
GEORGIA — 4.3%
GA Atlanta
	Series B-1,
	LOC: Wells Fargo Bank N.A.:
	0.300% 12/13/10	10,000,000	10,000,000
	0.320% 12/14/10	10,000,000	10,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA BB&T Municipal Trust
	Main Street Natural Gas, Inc. Project,
	Series 2007,
	LOC: Branch Banking & Trust
	0.310% 03/15/19 (12/02/10) (a)(b)	10,320,000	10,320,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.350% 09/01/23 (12/02/10) (a)(b)	17,790,000	17,790,000
GA Cobb County Development Authority
	Presbyterian Village Austell,
	Series 2004 B,
	LOC: Branch Banking & Trust
	0.290% 07/01/34 (12/01/10) (a)(b)	7,985,000	7,985,000
GA Douglas County Development Authority
	Colonial Hills School Property,
	Series 2004,
	LOC: Branch Banking & Trust
	0.300% 06/01/24 (12/02/10) (a)(b)	2,445,000	2,445,000
GA Fulton County Development Authority
	Mount Vernon Presbyterian School,
	Series 2005,
	LOC: Branch Banking & Trust
	0.300% 08/01/35 (12/02/10) (a)(b)	5,000,000	5,000,000
	The Weber School,
	Series 2006,
	LOC: Branch Banking & Trust
	0.300% 12/01/30 (12/02/10) (a)(b)	3,610,000	3,610,000
GA Main Street Natural Gas, Inc.
	Series 2010 A,
	SPA: Royal Bank of Canada
	0.300% 08/01/40 (12/02/10) (a)(b)	85,000,000	85,000,000
GA Municipal Electric Authority
	Series 2008 A,
	LOC: Societe Generale
	0.300% 01/01/20 (12/02/10) (a)(b)	14,605,000	14,605,000
GA Municipal Gas Authority
	Gas Portfolio III PJ-1,
	Series 2010,
	2.000% 05/17/11	9,250,000	9,306,754
	Gas Portfolio III,
	Series 2010 J,
	2.000% 11/16/11	6,440,000	6,525,899
GA Private Colleges & Universities Authority
	Mercer University:
	Series 2003,
	LOC: Branch Banking & Trust
	0.300% 10/01/32 (12/02/10) (a)(b)	6,400,000	6,400,000
	Series 2006 C,
	LOC: Branch Banking & Trust
	0.300% 10/01/31 (12/02/10) (a)(b)	8,535,000	8,535,000
GA State
	Series 2006,
	LIQ FAC: Wells Fargo Bank N.A.
	0.300% 10/01/26 (12/02/10) (a)(b)	5,995,000	5,995,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Thomasville Hospital Authority
	John D. Archbold Memorial Hospital,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.300% 11/01/23 (12/02/10) (a)(b)	7,230,000	7,230,000
GA Valdosta & Lowndes County Hospital Authority
	South Georgia Medical Center,
	Series 1998,
	LOC: Branch Banking & Trust
	0.300% 10/01/23 (12/02/10) (a)(b)	4,860,000	4,860,000
GEORGIA TOTAL			215,607,653
ILLINOIS — 8.3%
IL Chicago Board of Education
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.480% 12/01/31 (12/02/10) (a)(b)	10,245,000	10,245,000
	Series 2008 A,
	LOC: Societe Generale
	0.300% 12/01/23 (12/02/10) (a)(b)	4,000,000	4,000,000
	Series 2009 A2,
	LOC: Northern Trust Co.
	0.300% 03/01/26 (12/02/10) (a)(b)	9,135,000	9,135,000
IL Chicago O’Hare International Airport
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.480% 01/01/17 (12/02/10) (a)(b)	9,375,000	9,375,000
IL Chicago Tax Increment
	Series 1997 A,
	LOC: Northern Trust Co.
	0.320% 12/01/11 (12/01/10) (a)(b)	375,000	375,000
	Series 1997 B,
	LOC: Northern Trust Co.
	0.320% 12/01/14 (12/01/10) (a)(b)	295,000	295,000
IL Chicago Water
	Series 2004-1,
	LOC: California Public Employees Retirement System
	0.350% 11/01/31 (12/02/10) (a)(b)	19,725,000	19,725,000
IL Chicago
	Series 2007,
	LIQ FAC: Citibank N.A.
	0.290% 07/01/15 (12/02/10) (a)(b)	20,580,000	20,580,000
	Series 2008 A,
	LOC: Societe Generale
	0.300% 01/01/30 (12/02/10) (a)(b)	3,270,000	3,270,000
IL Cook County
	Putters,
	Series 2004,
	LIQ FAC: JPMorgan Chase Bank
	0.350% 05/15/12 (12/02/10) (a)(b)	3,200,000	3,200,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL DeKalb Tax Increment Revenue
	Series 2003,
	LOC: Northern Trust Co.
	0.290% 01/01/13 (12/02/10) (a)(b)	1,430,000	1,430,000
IL Deutsche Bank Spears/Lifers Trust
	Chicago Illinois - City Colleges,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.320% 01/01/26 (12/02/10) (a)(b)	6,785,000	6,785,000
	Chicago Illinois Board of Education,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.320% 12/01/25 (12/02/10) (a)(b)	4,685,000	4,685,000
	Illinois Finance Authority Revenue,
	University of Chicago,
	Series 2008,
	LIQ FAC: Deutsche Bank AG:
	0.300% 07/01/46 (12/02/10) (a)(b)	15,495,000	15,495,000
	Kane Cook & Du Page Counties Illinois School District No. 46,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.320% 01/01/23 (12/02/10) (a)(b)	10,080,000	10,080,000
	McHenry County Illinois Community Unit School District No. 200 Woodstock,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.320% 01/15/26 (12/02/10) (a)(b)	22,605,000	22,605,000
	Northern Illinois Municipal Power Agency,
	Prairie Street Project,
	Series 2008,
	GTY AGMT: Deutsche Bank AG:
	0.300% 01/01/37 (12/02/10) (a)(b)	13,150,000	13,150,000
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.300% 04/01/21 (12/02/10) (a)(b)	3,750,000	3,750,000
	American College of Surgeons,
	Series 1996,
	LOC: Northern Trust Co.
	0.290% 08/01/26 (12/03/10) (a)(b)	12,907,000	12,907,000
	Little City Foundation,
	Series 1994,
	LOC: JPMorgan Chase Bank
	0.310% 02/01/19 (12/01/10) (a)(b)	4,145,000	4,145,000
IL Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 01/01/30 (12/02/10) (a)(b)	11,300,000	11,300,000
IL Educational Facilities Authority
	Lake Forest Open Lands,
	Series 1999,
	LOC: Northern Trust Co.
	0.300% 08/01/33 (12/01/10) (a)(b)	6,100,000	6,100,000
IL Finance Authority
	Alexian Brothers Health System,
	Series 2004,
	LOC: JPMorgan Chase Bank
	0.350% 04/01/35 (12/02/10) (a)(b)	38,600,000	38,600,000
	Elim Christian Services,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.300% 12/01/37 (12/02/10) (a)(b)	15,000,000	15,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	Elmhurst College,
	Series 2007,
	LOC: Harris N.A.
	0.290% 02/01/42 (12/02/10) (a)(b)	12,500,000	12,500,000
	Gift of Hope Organ Donor Project,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.400% 05/01/38 (12/02/10) (a)(b)	7,500,000	7,500,000
	IV Healthcorp, Inc.,
	Series 2009,
	LOC: Harris N.A.
	0.330% 12/01/39 (12/02/10) (a)(b)	22,955,000	22,955,000
	North Shore Senior Center Project,
	Series 1999,
	LOC: JPMorgan Chase Bank
	0.310% 08/01/29 (12/01/10) (a)(b)	7,000,000	7,000,000
IL Housing Development Authority Multi-Family
	Brookhaven Apartments Associates LP,
	Series 2008,
	LIQ FAC: FHLMC
	0.370% 08/01/38 (12/02/10) (a)(b)	7,145,000	7,145,000
IL Metropolitan Pier & Exposition Authority
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.480% 06/15/29 (12/02/10) (a)(b)	32,285,000	32,285,000
IL Regional Transportation Authority
	Series 2004,
	GTY AGMT: Dexia Credit Local
	0.480% 07/01/29 (12/02/10) (a)(b)	46,485,000	46,485,000
	Series 2008 A,
	LOC: Societe Generale
	0.300% 06/01/19 (12/02/10) (a)(b)	4,000,000	4,000,000
IL Village of Brookfield
	Chicago Zoological Society,
	Series 2008 PJ,
	LOC: Northern Trust Co.
	0.290% 06/01/38 (12/02/10) (a)(b)	26,350,000	26,350,000
ILLINOIS TOTAL			412,452,000
INDIANA — 4.5%
IN Bond Bank
	Advance Funding Program,
	Series 2010 A,
	LOC: JPMorgan Chase Bank
	2.000% 01/06/11	40,000,000	40,061,630
	Midyear Funding Program,
	Series 2010 A,
	1.500% 01/06/11	6,220,000	6,226,501

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN Crawfordsville Industrial Development Authority
	Acuity Brands,
	Series 1991,
	LOC: Wells Fargo Bank N.A.
	0.400% 06/01/21 (12/02/10) (a)(b)	4,000,000	4,000,000
IN Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG:
	0.300% 07/15/18 (12/02/10) (a)(b)	1,455,000	1,455,000
	0.300% 01/15/20 (12/02/10) (a)(b)	4,115,000	4,115,000
	0.320% 07/15/27 (12/02/10) (a)(b)	5,225,000	5,225,000
IN Development Finance Authority
	Goodwill Industries,
	Series 2005,
	LOC: PNC Bank N.A.
	0.310% 01/01/27 (12/02/10) (a)(b)	5,725,000	5,725,000
	Rehabilitation Center, Inc.,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.450% 07/01/17 (12/02/10) (a)(b)	1,300,000	1,300,000
IN Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 01/01/15 (12/02/10) (a)(b)	9,475,000	9,475,000
IN Elkhart County Hospital Authority
	Elkhart General Hospital, Inc.,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.350% 05/01/33 (12/01/10) (a)(b)	13,150,000	13,150,000
IN Finance Authority
	Ascension Health,
	Series 2003 E6,
	0.390% 11/15/39 (03/15/11) (a)(e)	21,180,000	21,180,000
	Campagna Academy, Inc.,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.300% 06/01/42 (12/02/10) (a)(b)	2,840,000	2,840,000
	Goodwill Industries,
	Series 2006,
	LOC: JPMorgan Chase Bank
	0.350% 12/01/36 (12/02/10) (a)(b)	9,200,000	9,200,000
	Retirement Living, Inc.,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.320% 03/01/39 (12/02/10) (a)(b)	12,000,000	12,000,000
	Series 2005,
	LOC: PNC Bank N.A.
	0.310% 11/01/27 (12/02/10) (a)(b)	4,930,000	4,930,000
	Sisters of St. Francis Health:
	Series 2008 F,
	LOC: Bank of New York
	0.320% 09/01/48 (12/02/10) (a)(b)	5,000,000	5,000,000
	Series 2008 J,
	LOC: Wells Fargo Bank N.A.
	0.320% 11/01/37 (12/02/10) (a)(b)	6,000,000	6,000,000
IN Financing Authority
	Community Hospital of Lagrange,
	Series 2007,
	LOC: PNC Bank N.A.
	0.280% 11/01/32 (12/02/10) (a)(b)	3,645,000	3,645,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN Health & Educational Facility Financing Authority
	Riverview Hospital,
	Series 2004,
	LOC: PNC Bank N.A.
	0.280% 08/01/32 (12/02/10) (a)(b)	17,900,000	17,900,000
IN Health Facility Financing Authority
	Community Hospital of Indiana,
	Series 2005 B,
	LOC: PNC Bank N.A.
	0.280% 05/01/35 (12/02/10) (a)(b)	17,400,000	17,400,000
	Floaters,
	Series 2010,
	LIQ FAC: Morgan Stanley Bank
	0.300% 11/01/27 (12/02/10) (a)(b)(d)	12,750,000	12,750,000
	Southern Indiana Rehab Hospital,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.500% 04/01/20 (12/02/10) (a)(b)	1,700,000	1,700,000
IN Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.330% 06/01/29 (12/02/10) (a)(b)	6,405,000	6,405,000
IN St. Joseph County
	South Bend Medical Foundation, Inc.,
	Series 2000,
	LOC: PNC Bank N.A.
	0.310% 08/01/20 (12/02/10) (a)(b)	12,445,000	12,445,000
INDIANA TOTAL			224,128,131
IOWA — 0.5%
IA Des Moines Methodist System, Inc.,
	Central Iowa Hospital Corp.,
	Series 1985,
	LOC: Wells Fargo Bank N.A.
	0.300% 08/01/15 (12/01/10) (a)(b)	23,000,000	23,000,000
IA Higher Education Loan Authority
	American Institute of Business,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.450% 11/01/13 (12/02/10) (a)(b)	385,000	385,000
IOWA TOTAL			23,385,000
KANSAS — 0.1%
KS Development Finance Authority
	Deaconess Long Term Care,
	Series 2000 C,
	LOC: JPMorgan Chase Bank
	0.300% 05/15/30 (12/01/10) (a)(b)	3,090,000	3,090,000
KANSAS TOTAL			3,090,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — 0.8%
KY Boone County Pollution Control
	Duke Energy,
	Series 2010,
	LOC: Wells Fargo Bank N.A.
	0.290% 08/01/27 (12/01/10) (a)(b)	6,000,000	6,000,000
KY Kenton County Industrial Building Authority
	Redkin Labs, Inc.,
	Series 1984,
	LOC: Morgan Guaranty Trust
	0.400% 12/01/14 (12/01/10) (a)(b)	7,000,000	7,000,000
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.300% 06/01/34 (12/03/10) (a)(b)	4,110,000	4,110,000
KY Richmond League of Cities Funding Trust
	Series 2006 A,
	LOC: U.S. Bank N.A.
	0.300% 03/01/36 (12/03/10) (a)(b)	17,870,000	17,870,000
KY Williamstown League of Cities Funding Trust
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.300% 12/01/38 (12/03/10) (a)(b)	6,665,000	6,665,000
KENTUCKY TOTAL			41,645,000
LOUISIANA — 0.3%
LA Lake Charles Harbor & Terminal District
	Lake Charles Cogeneration,
	Series 2010,
	Escrowed in U.S. Treasuries
	0.370% 11/01/40 (12/02/10) (a)(c)(e)	10,000,000	10,000,000
LA Local Government Environmental Facilities & Community Development Authority
	SRL Holdings LLC,
	Series 2007,
	LOC: Branch Banking & Trust
	0.300% 02/01/32 (12/02/10) (a)(b)	2,720,000	2,720,000
LA Upper Pontalba Building Restoration Corp.
	Upper Pontalba Building Project,
	Series 1996,
	LOC: JPMorgan Chase Bank
	0.500% 12/01/16 (12/02/10) (a)(b)	2,780,000	2,780,000
LOUISIANA TOTAL			15,500,000
MAINE — 0.3%
ME Eclipse Funding Trust
	Maine Health & Higher Educational Facility Authority,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 07/01/37 (12/02/10) (a)(b)	6,750,000	6,750,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MAINE — (continued)
ME Housing Authority
	Series 2008 E1,
	SPA: Dexia Credit Local
	0.360% 11/15/32 (12/02/10) (a)(b)	6,600,000	6,600,000
MAINE TOTAL			13,350,000
MARYLAND — 0.7%
MD Baltimore County Economic Development Authority
	Torah Institute of Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	0.300% 07/01/24 (12/02/10) (a)(b)	3,115,000	3,115,000
MD Bel Air Economic Development Authority
	Harford Day School, Inc.,
	Series 2007 A,
	LOC: Branch Banking & Trust
	0.300% 10/01/33 (12/02/10) (a)(b)	4,175,000	4,175,000
MD Easton
	William Hill Manor, Inc.,
	Series 2008,
	LOC: Branch Banking & Trust
	0.300% 01/01/38 (12/02/10) (a)(b)	5,775,000	5,775,000
MD Health & Higher Educational Facilities Authority
	Frederick Memorial Hospital,
	Series 2008,
	LOC: Branch Banking & Trust
	0.290% 07/01/35 (12/01/10) (a)(b)	9,000,000	9,000,000
MD Prince Georges County
	Series 2007,
	GTY AGMT: Wells Fargo Bank N.A.
	0.290% 07/01/34 (12/02/10) (a)(b)	13,710,000	13,710,000
MARYLAND TOTAL			35,775,000
MASSACHUSETTS — 3.3%
MA Bay Transportation Authority
	Series 2008,
	LIQ FAC: Dexia Credit Local
	0.380% 07/01/26 (12/02/10) (a)(b)	63,877,000	63,877,000
MA Health & Educational Facilities Authority
	Partners Healthcare Systems:
	0.320% 03/24/11	4,000,000	4,000,000
	0.330% 06/16/11	10,000,000	10,000,000
MA Puttable Floating Option Tax-Exempt Receipts
	Massachusetts Bay Transit Authority,
	Series 2007,
	LIQ FAC: Dexia Credit Local
	0.480% 07/01/30 (12/02/10) (a)(b)	4,500,000	4,500,000
MA State
	Series 2007,
	LOC: Dexia Credit Local
	0.400% 01/01/34 (12/02/10) (a)(b)	30,140,000	30,140,000
	Series 2010 A,
	0.300% 02/01/11 (12/02/10) (a)(e)	53,560,000	53,560,000
MASSACHUSETTS TOTAL			166,077,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — 4.1%
MI Bank of New York Municipal Certificates Trust
	Series 2006,
	LOC: Bank of New York
	0.420% 07/01/26 (01/01/11) (a)(b)	18,439,500	18,439,500
MI Deutsche Bank Spears/Lifers Trust
	Grand Rapids & Kent County Michigan Joint Building Authority,
	Devos Place Project,
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.320% 12/01/31 (12/02/10) (a)(b)	2,655,000	2,655,000
	Royal Oak Michigan Hospital Finance Authority,
	Series 2010,
	LIQ FAC: Deutsche Bank Trust Services
	0.300% 11/01/35 (12/02/10) (a)(b)(d)	10,190,000	10,190,000
MI Eastern Michigan University
	Series 2009 A,
	LOC: JPMorgan Chase Bank
	0.310% 03/01/49 (12/01/10) (a)(b)	3,220,000	3,220,000
	Series 2009 B,
	LOC: JPMorgan Chase Bank
	0.310% 03/01/49 (12/01/10) (a)(b)	5,000,000	5,000,000
MI L’Anse Creuse Public Schools
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.310% 05/01/35 (12/01/10) (a)(b)	61,045,000	61,045,000
MI State
	Series 2010 A,
	2.000% 09/30/11	102,060,000	103,386,928
MICHIGAN TOTAL			203,936,428
MINNESOTA — 1.0%
MN Dakota County Housing & Redevelopment Authority
	Series 2006 A,
	LIQ FAC: FHLMC
	0.330% 06/01/29 (12/02/10) (a)(b)	18,650,000	18,650,000
MN Minneapolis & St. Paul Metropolitan Airports Commission
	Series 2010,
	LIQ FAC: Morgan Stanley Bank
	0.310% 01/01/35 (12/02/10) (a)(b)(d)	6,000,000	6,000,000
MN Puttable Floating Option Tax-Exempt Receipts
	St. Paul Minnesota Port Authority Housing & Redevelopment,
	Burlington Apartments Project,
	Series 2007, AMT,
	LIQ FAC: FHLMC
	0.330% 05/01/31 (12/02/10) (a)(b)	13,150,000	13,150,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
MN University of Minnesota
	Series 2001 C,
	SPA: JPMorgan Chase Bank
	0.310% 12/01/36 (12/01/10) (a)(b)	4,600,000	4,600,000
	Series 2008 A,
	0.290% 08/15/31 (12/01/10) (a)(e)	7,035,000	7,035,000
MINNESOTA TOTAL			49,435,000
MISSISSIPPI — 0.9%
MS Business Finance Corp.
	Series 2007,
	GTY AGMT: Wells Fargo Bank N.A.
	0.290% 12/01/28 (12/02/10) (a)(b)	26,680,000	26,680,000
	Tindall Corporation,
	Series 2007,
	LOC: Wells Fargo Bank N.A.
	0.300% 04/01/28 (12/02/10) (a)(b)	18,540,000	18,540,000
MISSISSIPPI TOTAL			45,220,000
MISSOURI — 4.1%
MO Bi State Development Agency of Missouri-Illinois Metropolitan District
	Metrolink Cross,
	Series 2010,
	LOC: JPMorgan Chase Bank
	0.300% 10/15/34 (12/01/10) (a)(b)	18,750,000	18,750,000
MO Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.300% 04/15/19 (12/02/10) (a)(b)	9,620,000	9,620,000
MO Development Finance Board
	Association of Municipal Utilities Lease,
	Series 2003,
	LOC: U.S. Bank N.A.
	0.300% 06/01/33 (12/01/10) (a)(b)	15,070,000	15,070,000
	St. Louis Convention Center,
	Series 2000 C,
	LOC: U.S. Bank N.A.
	0.300% 12/01/20 (12/01/10) (a)(b)	10,440,000	10,440,000
	The Nelson Gallery Foundation,
	Series 2004 A,
	SPA: JPMorgan Chase Bank
	0.270% 12/01/33 (12/01/10) (a)(b)	9,000,000	9,000,000
MO Health & Educational Facilities Authority
	Ascension Health,
	Series 2003 C2,
	0.370% 11/15/39 (03/01/11) (a)(e)	47,500,000	47,500,000
	Bethesda Health Group Inc.,
	Series 2009,
	LOC: U.S. Bank N.A.
	0.300% 08/01/41 (12/01/10) (a)(b)	10,400,000	10,400,000
	Deaconess Long Term Care I,
	Series 2000 B,
	LOC: JPMorgan Chase Bank
	0.300% 05/15/30 (12/01/10) (a)(b)	2,970,000	2,970,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSOURI — (continued)
MO Joint Municipal Electric Utility Commission
	Series 2007 A,
	LIQ FAC: Citibank N.A.
	0.290% 01/01/14 (12/02/10) (a)(b)	11,375,000	11,375,000
MO Nodaway Industrial Development Authority
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	0.310% 11/01/32 (12/02/10) (a)(b)	3,075,000	3,075,000
MO St. Louis Airport
	Series 2005,
	GTY AGMT: Deutsche Bank AG
	0.300% 07/01/31 (12/02/10) (a)(b)	43,725,000	43,725,000
	Series 2007,
	LOC: Dexia Credit Local
	0.380% 07/01/26 (12/02/10) (a)(b)	20,970,000	20,970,000
MISSOURI TOTAL			202,895,000
MONTANA — 0.1%
MT Board of Investments
	Series 2004,
	0.500% 03/01/29 (03/01/11) (a)(e)	5,000,000	5,000,000
MONTANA TOTAL			5,000,000
NEBRASKA — 2.4%
NE Central Plains Energy Project
	Series 2009 2,
	SPA: Royal Bank of Canada
	0.300% 08/01/39 (12/02/10) (a)(b)	79,730,000	79,730,000
NE Omaha Public Power District
	0.320% 12/15/10	4,750,000	4,750,000
	0.320% 12/16/10	15,000,000	15,000,000
	0.350% 01/12/11	5,000,000	5,000,000
	0.350% 01/13/11	15,000,000	15,000,000
NEBRASKA TOTAL			119,480,000
NEVADA — 1.0%
NV Deutsche Bank Spears/Lifers Trust
	Clark County Nevada School District,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.300% 06/15/24 (12/02/10) (a)(b)	4,880,000	4,880,000
NV Eclipse Funding Trust
	Las Vegas Nevada,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.290% 05/01/36 (12/02/10) (a)(b)	24,680,000	24,680,000
	Truckee Meadows Nevada Water Authority,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 07/01/26 (12/02/10) (a)(b)	10,135,000	10,135,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEVADA — (continued)
NV Tuckee Meadows Water Authority
	0.300% 01/11/11	12,750,000	12,750,000
NEVADA TOTAL			52,445,000
NEW JERSEY — 1.8%
NJ Deutsche Bank Spears/Lifers Trust
	Newark New Jersey Housing Authority,
	Newark Redevelopment Project,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.300% 01/01/21 (12/02/10) (a)(b)	2,355,000	2,355,000
NJ Economic Development Authority
	Crompton Corp.,
	Series 1986,
	LOC: JPMorgan Chase Bank
	0.390% 12/01/11 (12/02/10) (a)(b)	1,030,000	1,030,000
NJ Puttable Floating Option Tax-Exempt Receipts
	New Jersey State Transportation Trust Fund Authority,
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.470% 12/15/21 (12/02/10) (a)(b)	16,330,000	16,330,000
NJ State
	Series 2006,
	LIQ FAC: Dexia Credit Local
	0.470% 07/01/19 (12/02/10) (a)(b)	8,195,000	8,195,000
NJ Transportation Trust Fund Authority
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.500% 12/15/30 (12/02/10) (a)(b)	42,415,000	42,415,000
	Series 2008,
	LOC: Dexia Credit Local
	0.400% 06/15/20 (12/02/10) (a)(b)	9,455,000	9,455,000
NJ Turnpike Authority
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.470% 01/01/16 (12/02/10) (a)(b)	9,980,000	9,980,000
NEW JERSEY TOTAL			89,760,000
NEW MEXICO — 1.8%
NM Eclipse Funding Trust
	New Mexico Finance Authority,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.290% 06/01/36 (12/02/10) (a)(b)	18,400,000	18,400,000
NM Municipal Energy Acquisition Authority
	Series 2009,
	SPA: Royal Bank of Canada
	0.300% 11/01/39 (12/02/10) (a)(b)	70,000,000	70,000,000
NEW MEXICO TOTAL			88,400,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — 7.3%
NY BB&T Municipal Trust
	Series 2009,
	LOC: Branch Banking & Trust
	0.380% 06/01/17 (12/02/10) (a)(b)(d)	28,395,000	28,395,000
NY Dormitory Authority
	Oxford University Press, Inc.,
	Series 1993,
	LOC: Landesbank Hessen-Thüringen
	0.300% 07/01/23 (12/01/10) (a)(b)	1,780,000	1,780,000
	Series 2006 A,
	LIQ FAC: Citibank N.A.
	0.280% 03/15/36 (12/02/10) (a)(b)	20,000,000	20,000,000
NY Energy Research & Development Authority
	Consolidated Edison Co.,
	Series 2005 A1,
	LOC: Mizuho Corporate Bank
	0.260% 05/01/39 (12/01/10) (a)(b)	5,860,000	5,860,000
NY Liberty Development Corp.
	World Trade Center Project,
	Series 2009 A-1,
	Escrowed in U.S. Treasuries
	0.320% 12/01/49 (05/05/11) (a)(e)	97,000,000	97,000,000
NY Local Government Assistance Corp.
	Series 2008 B,
	SPA: Dexia Credit Local
	0.350% 04/01/21 (12/01/10) (a)(b)	43,400,000	43,400,000
NY Metropolitan Transportation Authority
	0.330% 03/04/11	18,500,000	18,500,000
	Revenue Anticipation Notes,
	Series 2010,
	2.000% 12/31/10	45,000,000	45,059,449
	Series 2009,
	SPA: Citibank N.A.
	0.280% 05/01/15 (12/02/10) (a)(b)(d)	11,385,000	11,385,000
NY New York City Housing Development Corp
	Series 2008 M,
	0.480% 11/01/13 (09/30/11) (a)(e)	13,340,000	13,340,000
	Series 2009 E-2-A,
	0.410% 05/01/41 (09/15/11) (a)(e)	10,000,000	10,000,000
NY New York City
	Series 2002 C-4,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.260% 08/01/20 (12/02/10) (a)(b)	3,650,000	3,650,000
	Series 2008,
	LOC: Landesbank Hessen-Thüringen
	0.310% 08/01/24 (12/01/10) (a)(b)	3,000,000	3,000,000
NY Oyster Bay
	Series 2010:
	1.500% 03/11/11	30,000,000	30,096,593
	1.500% 11/18/11	12,500,000	12,629,462
NY Power Authority
	Series 1985,
	LIQ FAC: Bank of Nova Scotia
	0.290% 03/01/16 (03/01/11) (a)(b)	17,385,000	17,385,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Reset Optional Certificates Trust II-R
	Port Authority,
	Series 2006,
	LIQ FAC: Citibank N.A.
	0.280% 10/01/14 (12/02/10) (a)(b)	3,240,000	3,240,000
NEW YORK TOTAL			364,720,504
NORTH CAROLINA — 2.7%
NC BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust:
	0.350% 10/01/18 (12/02/10) (a)(b)(d)	10,195,000	10,195,000
	0.350% 03/01/24 (12/02/10) (a)(b)	5,975,000	5,975,000
	0.350% 04/01/24 (12/02/10) (a)(b)	15,895,000	15,895,000
	0.350% 05/01/24 (12/02/10) (a)(b)(d)	4,600,000	4,600,000
	0.350% 05/31/24 (12/02/10) (a)(b)	15,545,000	15,545,000
NC Capital Facilities Finance Agency
	Barton College,
	Series 2004,
	LOC: Branch Banking & Trust
	0.300% 07/01/19 (12/02/10) (a)(b)	4,400,000	4,400,000
	High Point University:
	Series 2007,
	LOC: Branch Banking & Trust
	0.300% 12/01/29 (12/02/10) (a)(b)	6,950,000	6,950,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.300% 05/01/30 (12/02/10) (a)(b)	5,000,000	5,000,000
	Lake Norman Charter School,
	Series 2008 A,
	LOC: Wells Fargo Bank N.A.
	0.300% 07/01/33 (12/02/10) (a)(b)	10,000,000	10,000,000
	Series 2008,
	LIQ FAC: Wells Fargo Bank N.A.
	0.300% 10/01/44 (12/02/10) (a)(b)	8,570,000	8,570,000
	The Raleigh School,
	Series 2006,
	LOC: Branch Banking & Trust
	0.300% 09/01/31 (12/02/10) (a)(b)	3,600,000	3,600,000
NC Facilities Finance
	0.320% 12/08/10	11,774,000	11,774,000
NC Medical Care Commission
	Deerfield Episcopal Retirement,
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.300% 11/01/38 (12/02/10) (a)(b)	5,000,000	5,000,000
	J. Arthur Dosher Memorial Hospital,
	Series 1998,
	LOC: Branch Banking & Trust
	0.300% 05/01/18 (12/02/10) (a)(b)	1,695,000	1,695,000
	Rutherford Hospital, Inc.,
	Series 2001,
	LOC: Branch Banking & Trust
	0.300% 09/01/21 (12/02/10) (a)(b)	3,735,000	3,735,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	Southeastern Regional Medical Center,
	Series 2005,
	LOC: Branch Banking & Trust
	0.300% 06/01/37 (12/02/10) (a)(b)	7,050,000	7,050,000
	Westcare, Inc.,
	Series 2002 A,
	LOC: Branch Banking & Trust
	0.300% 09/01/22 (12/02/10) (a)(b)	6,600,000	6,600,000
NC University of North Carolina at Chapel Hill
	Series 2006,
	LIQ FAC: Morgan Stanley Bank
	0.300% 12/01/34 (12/02/10) (a)(b)	5,685,000	5,685,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Habitat for Humanity of Wake County,
	Series 2007,
	LOC: Branch Banking & Trust
	0.300% 11/01/32 (12/02/10) (a)(b)	4,100,000	4,100,000
NORTH CAROLINA TOTAL			136,369,000
OHIO — 3.9%
OH Air Quality Development Authority
	Ohio Valley Electric Corp.,
	Series 2009 C,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.280% 02/01/26 (12/02/10) (a)(b)	3,600,000	3,600,000
OH Allen County
	Catholic Healthcare Partners,
	Series 2010 D,
	LOC: JPMorgan Chase & Co.
	0.300% 06/01/34 (12/01/10) (a)(b)	9,000,000	9,000,000
OH Columbus Regional Airport Authority
	Oasbo Program,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.300% 03/01/34 (12/02/10) (a)(b)	9,495,000	9,495,000
OH Deutsche Bank Spears/Lifers Trust
	Columbus Ohio Regional Airport Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.300% 01/01/28 (12/02/10) (a)(b)	5,000,000	5,000,000
OH Eclipse Funding Trust
	Ohio State Higher Educational Facility,
	University of Dayton,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.290% 12/01/33 (12/02/10) (a)(b)	3,910,000	3,910,000
OH Franklin County
	Ohio Presbyterian Retirement Service,
	Series 2006 B,
	LOC: PNC Bank N.A.
	0.280% 07/01/29 (12/02/10) (a)(b)	15,930,000	15,930,000
	Traditions Healthcare,
	Series 2005,
	LOC: U.S. Bank N.A.
	0.320% 06/01/30 (12/02/10) (a)(b)	18,235,000	18,235,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH Higher Educational Facility Authority
	Ohio Dominican University,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.290% 12/01/37 (12/02/10) (a)(b)	13,095,000	13,095,000
	Series 2005,
	LOC: PNC Bank N.A.
	0.280% 05/01/30 (12/02/10) (a)(b)	12,700,000	12,700,000
	Tiffin University,
	Series 2007,
	LOC: PNC Bank N.A
	0.280% 08/01/22 (12/02/10) (a)(b)	12,065,000	12,065,000
OH Huron County
	Fisher-Titus Medical Center,
	Series 2003 A,
	LOC: PNC Bank N.A
	0.280% 12/01/27 (12/02/10) (a)(b)	9,235,000	9,235,000
	Norwalk Area Health System,
	Series 2003,
	LOC: PNC Bank N.A
	0.280% 12/01/27 (12/02/10) (a)(b)	6,620,000	6,620,000
OH Knox County
	Knox Community Hospital,
	Series 2004,
	LOC: PNC Bank N.A
	0.280% 12/01/29 (12/02/10) (a)(b)	15,875,000	15,875,000
OH Lima Hospital Revenue
	Lima Memorial Hospital,
	Series 2007
	LOC: JPMorgan Chase Bank
	0.330% 04/01/37 (12/02/10) (a)(b)	8,300,000	8,300,000
OH Salem Civic Facility
	Salem Community Center, Inc.,
	Series 2001,
	LOC: PNC Bank N.A
	0.310% 06/01/27 (12/02/10) (a)(b)	7,645,000	7,645,000
OH Stark County Port Authority
	Community Action Agency,
	Series 2001,
	LOC: JPMorgan Chase & Co.
	0.470% 12/01/22 (12/02/10) (a)(b)	3,340,000	3,340,000
OH State University
	0.320% 02/09/11	28,360,000	28,360,000
OH Wooster Industrial Development
	Leggett & Platt, Inc.,
	Series 1985,
	LOC: Wells Fargo Bank N.A.
	0.400% 12/01/10 (b)	3,100,000	3,100,000
OH Zanesville Muskingum County
	Grove City Church,
	Series 2006,
	LOC: PNC Bank N.A
	0.310% 02/01/24 (12/02/10) (a)(b)	7,630,000	7,630,000
OHIO TOTAL			193,135,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OKLAHOMA — 0.5%
OK Grand River Dam Authority
	Series 2008 A,
	SPA: Citibank N.A.
	0.290% 06/01/33 (12/02/10) (a)(b)(d)	26,100,000	26,100,000
OKLAHOMA TOTAL			26,100,000
OREGON — 0.5%
OR Housing & Community Development
	Pearl Family Housing,
	Series 2009 B1,
	LOC: U.S. Bank N.A.
	0.400% 02/01/42 (12/02/10) (a)(b)	3,000,000	3,000,000
OR Salem Hospital Facility Authority
	Salem Hospital,
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.320% 08/15/34 (12/02/10) (a)(b)	10,000,000	10,000,000
OR Yamhill County Hospital Authority
	Friendsview Manor,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.300% 12/01/34 (12/01/10) (a)(b)	12,095,000	12,095,000
OREGON TOTAL			25,095,000
PENNSYLVANIA — 3.7%
PA Adams County Industrial Development Authority
	Brethren Home Community,
	Series 2007,
	LOC: PNC Bank N.A.
	0.340% 06/01/32 (12/02/10) (a)(b)	9,220,000	9,220,000
PA Allegheny County Industrial Development Authority
	Our Lady Sacred Heart High School,
	Series 2002,
	LOC: PNC Bank N.A.
	0.280% 06/01/22 (12/02/10) (a)(b)	2,190,000	2,190,000
PA Berks County Municipal Authority
	Reading Hospital,
	Series 2009 A5,
	0.500% 05/01/32 (12/02/10) (a)(e)	8,750,000	8,750,000
PA Deutsche Bank Spears/Lifers Trust
	Philadelphia Pennsylvania Gas Works,
	7th Series-1998 General Ordinance,
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.320% 10/01/18 (12/02/10) (a)(b)	5,160,000	5,160,000
	Westmoreland County Pennsylvania Municipal Authority,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.320% 08/15/30 (12/02/10) (a)(b)	5,050,000	5,050,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Emmaus General Authority
	Series 1989 B-28,
	LOC: U.S. Bank N.A.
	0.280% 03/01/24 (12/01/10) (a)(b)	3,000,000	3,000,000
	Series 1989 B-29,
	LOC: U.S. Bank N.A.
	0.280% 03/01/24 (12/01/10) (a)(b)	7,500,000	7,500,000
	Series 1989 E-22,
	LOC: U.S. Bank N.A.
	0.280% 03/01/24 (12/01/10) (a)(b)	5,650,000	5,650,000
	Series 1989 G-6,
	LOC: U.S. Bank N.A.
	0.280% 03/01/24 (12/01/10) (a)(b)	1,400,000	1,400,000
	Series 2003 E-20,
	LOC: U.S. Bank N.A.
	0.280% 03/01/24 (12/01/10) (a)(b)	6,000,000	6,000,000
PA Haverford Township School District
	Series 2009,
	LOC: TD Bank N.A.
	0.300% 03/01/30 (12/02/10) (a)(b)	4,000,000	4,000,000
PA Higher Educational Facilities Authority
	Mount Aloysius College,
	Series 2003 L3,
	LOC: PNC Bank N.A.
	0.280% 05/01/28 (12/02/10) (a)(b)	5,100,000	5,100,000
PA Philadelphia Authority for Industrial Development
	NewCourtland Elder Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.280% 03/01/26 (12/02/10) (a)(b)	19,495,000	19,495,000
PA Public School Building Authority
	Series 2009 A,
	LOC: PNC Bank N.A.
	0.280% 08/01/30 (12/02/10) (a)(b)	9,795,000	9,795,000
	Series 2009 B,
	LOC: PNC Bank N.A.
	0.280% 05/15/20 (12/02/10) (a)(b)	13,925,000	13,925,000
PA RBC Municipal Products, Inc. Trust
	Series 2008 C-13,
	LOC: Royal Bank of Canada
	0.300% 11/01/11 (12/02/10) (a)(b)(d)	10,000,000	10,000,000
	Series 2010 E-12,
	LOC: Royal Bank of Canada
	0.300% 01/05/12 (12/02/10) (a)(b)(d)	5,000,000	5,000,000
	UPMC,
	Series 2010 E16,
	LOC: Royal Bank of Canada
	0.300% 04/15/39 (12/02/10) (a)(b)(d)	40,000,000	40,000,000
PA Ridley School District
	Series 2009,
	LOC: TD Bank N.A.
	0.300% 11/01/29 (12/02/10) (a)(b)	3,770,000	3,770,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA St. Mary Hospital Authority
	Catholic Health Initiatives,
	Series 2004 B
	SPA: Landesbank Hessen-Thuringen
	0.340% 03/01/32 (12/01/10) (a)(b)	8,100,000	8,100,000
PA State University
	Series 2009 B,
	0.400% 06/01/31 (06/01/11) (a)(e)	13,435,000	13,435,000
PENNSYLVANIA TOTAL			186,540,000
SOUTH CAROLINA — 0.8%
SC Eclipse Funding Trust
	South Carolina Transportation Infrastructure Bank,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 10/01/32 (12/02/10) (a)(b)	25,055,000	25,055,000
SC Greenville County
	Edgcomb Metals Co.,
	Series 1984,
	LOC: Wells Fargo Bank N.A.
	0.400% 08/01/14 (12/02/10) (a)(b)	2,600,000	2,600,000
SC Jobs Economic Development Authority
	Spartanburg YMCA,
	Series 1996,
	LOC: Branch Banking & Trust
	0.300% 06/01/18 (12/02/10) (a)(b)	1,860,000	1,860,000
SC Puttable Floating Option Tax-Exempt Receipts
	Series 2008,
	GTY AGMT: FHLMC
	0.400% 03/01/49 (12/02/10) (a)(b)	9,940,000	9,940,000
SOUTH CAROLINA TOTAL			39,455,000
TENNESSEE — 1.2%
TN BB&T Municipal Trust
	Knoxville Tennessee Waste Water Systems,
	Series 2007,
	LOC: Branch Banking & Trust
	0.290% 04/01/35 (12/02/10) (a)(b)	15,940,000	15,940,000
TN Blount County Public Building Authority
	Series 2009 E-8-A,
	LOC: Branch Banking & Trust
	0.300% 06/01/37 (12/01/10) (a)(b)	3,035,000	3,035,000
	Series 2009 E-9-A,
	LOC: Branch Banking & Trust
	0.310% 06/01/30 (12/01/10) (a)(b)	5,000,000	5,000,000
	Series 2009 E7Z,
	LOC: Branch Banking & Trust
	0.300% 06/01/39 (12/01/10) (a)(b)	5,435,000	5,435,000
TN Hawkins County Industrial Development Board
	Legget & Platt, Inc.,
	Series 1988,
	LOC: Wells Fargo Bank N. A.
	0.480% 10/01/27 (12/01/10) (a)(b)	1,750,000	1,750,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
TN Memphis Health, Educational & Housing Facility Board
	Series 2008 36G,
	GTY AGMT: Goldman Sachs
	0.300% 08/01/48 (12/02/10) (a)(b)	3,775,274	3,775,274
TN Metropolitan Governments of Nashville & Davidson Counties
	Series A,
	LOC: State Street Bank and Trust,
	LOC:California Public Employee Retirement System,
	LOC: California State Teachers Retirement System
	0.350% 12/03/10	22,965,000	22,965,000
TENNESSEE TOTAL			57,900,274
TEXAS — 11.0%
TX Austin
	Series 2008,
	LOC: Dexia Credit Local
	0.350% 05/15/31 (12/02/10) (a)(b)	45,775,000	45,775,000
TX BB&T Municipal Trust
	Texas Municipal Gas Acquisition & Supply Corp.,
	Series 2007,
	LOC: Branch Banking & Trust
	0.310% 12/15/22 (12/02/10) (a)(b)	16,695,000	16,695,000
TX Bexar County Housing Finance Corp.
	Multi-Family Housing,
	Series 1996,
	LOC: Northern Trust Co.
	0.330% 06/01/28 (12/02/10) (a)(b)	10,375,000	10,375,000
TX Department of Housing & Community Affairs
	Series 2005,
	LIQ FAC: FHLMC
	0.470% 03/01/36 (12/02/10) (a)(b)	8,280,000	8,280,000
TX Deutsche Bank Spears/Lifers Trust
	Cypress-Fairbanks Taxes Independent School District,
	Series 2008,
	LIQ FAC: Deutsche Bank AG,
	GTY AGMT: PSFG
	0.300% 02/15/28 (12/02/10) (a)(b)	11,425,000	11,425,000
	Houston Taxes Utility Systems,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.300% 11/15/25 (12/02/10) (a)(b)	12,820,000	12,820,000
	Lovejoy Independent School District,
	Series 2008,
	LIQ FAC: Deutsche Bank AG,
	GTY AGMT: PSFG
	0.300% 02/15/38 (12/02/10) (a)(b)	3,520,000	3,520,000
	San Antonio Texas Electric & Gas,
	Series 2008,
	LIQ FAC: Deutsche Bank AG,
	GTY AGMT: PSFG
	0.300% 02/01/32 (12/02/10) (a)(b)	16,685,000	16,685,000
	Texas State Turnpike Authority,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.320% 08/15/29 (12/02/10) (a)(b)	35,630,000	35,630,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	Victoria Texas Independent School District,
	Series 2008,
	LIQ FAC: Deutsche Bank AG,
	GTY AGMT: PSFG
	0.300% 02/15/37 (12/02/10) (a)(b)	7,730,000	7,730,000
TX Eagle Tax-Exempt Trust
	Leander Texas Independent School District,
	Series 2009 52A,
	LIQ FAC: Citibank N.A.,
	GTY AGMT: PSFG
	0.290% 08/15/32 (12/02/10) (a)(b)(d)	4,950,000	4,950,000
TX Gregg County Housing Finance Corp.
	Baily Properties LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	0.300% 02/15/23 (12/02/10) (a)(b)	4,755,000	4,755,000
	Summer Green LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	0.300% 02/15/23 (12/02/10) (a)(b)	2,440,000	2,440,000
TX Harris County Industrial Development Corp.
	Banktank Inc.,
	Series 1998
	LOC: Den Norske Bank
	0.270% 02/01/20 (12/01/10) (a)(b)	8,000,000	8,000,000
TX Harris County
	Series 2008 A,
	LOC: Societe Generale
	0.300% 08/15/35 (12/02/10) (a)(b)	12,640,000	12,640,000
TX Houston Water & Sewer Systems
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.480% 12/01/24 (12/02/10) (a)(b)	9,180,000	9,180,000
TX Houston
	Series 2007,
	LIQ FAC: Citibank N.A.
	0.280% 03/01/15 (12/02/10) (a)(b)	4,600,000	4,600,000
TX JPMorgan Chase Putters/Drivers Trust
	State of Texas Tax & Revenue Anticipation Note,
	Series 2010,
	LIQ FAC: JPMorgan Chase Bank
	0.320% 08/31/11 (01/05/11) (a)(b)(d)	10,000,000	10,000,000
TX Klein Independent School District
	Series 2006,
	LIQ FAC: Wells Fargo Bank N.A.
	0.300% 08/01/31 (12/02/10) (a)(b)	12,945,000	12,945,000
TX Puttable Floating Option Tax-Exempt Receipts
	Series 2008,
	GTY AGMT: FHLMC
	0.400% 02/01/46 (12/02/10) (a)(b)	12,040,000	12,040,000
TX RBC Municipal Products, Inc. Trust
	Series 2010 E-14,
	LOC: Royal Bank of Canada
	0.300% 05/15/34 (12/02/10) (a)(b)(d)	30,000,000	30,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Round Rock Independent School District
	Series 2007,
	Guarantor: PSFGGG,
	LIQ FAC: Wells Fargo Bank N.A.
	0.330% 08/01/32 (12/02/10) (a)(b)	10,795,000	10,795,000
TX San Antonio Educational Facilities Corp.
	University Incarnate Word,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.300% 12/01/21 (12/02/10) (a)(b)	6,115,000	6,115,000
TX State
	Series 2009,
	LIQ FAC: Morgan Stanley Bank
	0.340% 12/01/22 (12/02/10) (a)(b)(d)	9,780,000	9,780,000
	Tax & Revenue Anticipation Note,
	Series 2010,
	2.000% 08/31/11	175,000,000	177,118,300
TX Tarrant County Cultural Education Facilities Finance Corp.
	Valley Baptist Medical Center,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.360% 09/01/30 (12/01/10) (a)(b)	10,800,000	10,800,000
TX University of Texas
	0.300% 02/10/11	49,705,000	49,705,000
	Series 2007,
	LIQ FAC: Citibank N.A.
	0.280% 07/01/13 (12/02/10) (a)(b)	3,560,000	3,560,000
TEXAS TOTAL			548,358,300
UTAH — 2.2%
UT Board of Regents
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.310% 08/01/31 (12/02/10) (a)(b)	9,840,000	9,840,000
UT Davis County Housing Authority
	PTR Multi-Family Holdings, Inc.,
	Series 1997 A,
	LIQ FAC: FNMA
	0.340% 08/15/39 (12/02/10) (a)(b)	4,240,000	4,240,000
UT Housing Corp.
	Multi-Family Housing,
	Miller Timbergate Apartments LLC,
	Series 2009 A,
	LIQ FAC: FHLMC:
	0.310% 04/01/42 (12/02/10) (a)(b)	3,125,000	3,125,000
	Series 2009 A-CL1,
	0.290% 07/01/38 (12/01/10) (a)(e)	28,780,000	28,780,000
	Series 2009 B-CL1,
	0.290% 01/01/39 (12/01/10) (a)(e)	29,560,000	29,560,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — (continued)
UT Intermountain Power Agency
	0.300% 02/09/11	24,800,000	24,800,000
UT Puttable Floating Option Tax-Exempt Receipts
	Utah Transit Authority,
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.480% 06/15/31 (12/02/10) (a)(b)	5,200,000	5,200,000
UT St. George Industrial Development Authority
	Bluff Cove Resort LLC,
	Series 2002,
	LOC: JPMorgan Chase Bank
	0.330% 08/01/11 (12/02/10) (a)(b)	155,000	155,000
UT Weber County Housing Authority
	Cherry Creek Apartments,
	Series 2001,
	LIQ FAC: FNMA
	0.340% 11/01/39 (12/02/10) (a)(b)	2,630,000	2,630,000
UTAH TOTAL			108,330,000
VIRGINIA — 1.3%
VA Chesapeake Redevelopment & Housing Authority
	Great Bridge Apartments LLC,
	Series 2008 A,
	LIQ FAC: FNMA
	0.320% 01/15/41 (12/02/10) (a)(b)	18,625,000	18,625,000
VA Hanover County Industrial Development Authority
	Covenant Woods,
	Series 1999,
	LOC: Branch Banking & Trust
	0.300% 07/01/29 (12/02/10) (a)(b)	6,775,000	6,775,000
VA Harrisonburg Redevelopment & Housing Authority
	Series 2006,
	LIQ FAC: FHLMC
	0.330% 02/01/26 (12/02/10) (a)(b)	6,800,000	6,800,000
VA Lewistown Commerce Center Community Development Authority
	Lewiston Community Center,
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.290% 03/01/27 (12/02/10) (a)(b)	13,045,000	13,045,000
VA Puttable Floating Option Tax-Exempt Receipts
	Fairfax County Virginia Redevelopment & Housing Authority,
	Series 2007,
	LIQ FAC: FHLMC
	0.330% 10/01/36 (12/02/10) (a)(b)	18,025,000	18,025,000
VA Winchester Industrial Development Authority
	Westminster-Canterbury of Winchester, Inc.,
	Series 2005 B,
	LOC: Branch Banking & Trust
	0.300% 01/01/35 (12/02/10) (a)(b)	2,900,000	2,900,000
VIRGINIA TOTAL			66,170,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — 1.1%
WA Deutsche Bank Spears/Lifers Trust
	Series 2008,
	LIQ FAC: Deutsche Bank AG:
	0.300% 01/01/28 (12/02/10) (a)(b)	7,055,000	7,055,000
	0.300% 01/01/30 (12/02/10) (a)(b)	9,865,000	9,865,000
WA Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 12/01/31 (12/02/10) (a)(b)	3,370,000	3,370,000
WA Health Care Facilities Authority
	Swedish Health Services,
	Series 2006
	LOC: Citibank N.A.
	0.330% 11/15/26 (12/01/10) (a)(b)	1,000,000	1,000,000
WA Housing Finance Commission
	Artspace Everett LP,
	Series 2008 B,
	LIQ FAC: FHLMC
	0.310% 12/01/41 (12/01/10) (a)(b)	7,500,000	7,500,000
	Pioneer Human Services,
	Series 2009 D,
	LOC: US Bank N.A.
	0.320% 07/01/29 (12/01/10) (a)(b)	1,405,000	1,405,000
WA JPMorgan Chase Putters/Drivers Trust
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.300% 10/01/16 (12/02/10) (a)(b)(d)	7,505,000	7,505,000
WA Seattle Housing Authority
	Bayview Manor Homes,
	Series 1994 B,
	LOC: U.S. Bank N.A.
	0.310% 05/01/19 (12/02/10) (a)(b)	2,030,000	2,030,000
WA State
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.300% 12/01/29 (12/02/10) (a)(b)	12,435,000	12,435,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.280% 01/01/16 (12/02/10) (a)(b)(d)	2,875,000	2,875,000
WASHINGTON TOTAL			55,040,000
WEST VIRGINIA — 0.6%
WV Economic Development Authority
	Appalachian Power Co.,
	Series 2009 A,
	LOC: Royal Bank of Scotland
	0.280% 12/01/42 (12/02/10) (a)(b)	6,075,000	6,075,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WEST VIRGINIA — (continued)
WV Hospital Finance Authority
	Cable Huntington Hospital,
	Series 2008 A,
	LOC: Branch Banking & Trust
	0.300% 01/01/34 (12/02/10) (a)(b)	15,000,000	15,000,000
	West Virginia University Hospital,
	Series 2009 A,
	LOC: Branch Banking & Trust
	0.300% 06/01/33 (12/02/10) (a)(b)	7,590,000	7,590,000
WEST VIRGINIA TOTAL			28,665,000
WISCONSIN — 1.0%
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc,
	Series 2006 B,
	LOC: Bank of Montreal
	0.290% 04/01/28 (12/01/10) (a)(b)	22,325,000	22,325,000
	Milwaukee Institute of Art & Design,
	Series 2004,
	LOC: Citibank N.A.
	0.290% 01/01/34 (12/01/10) (a)(b)	10,285,000	10,285,000
	Wisconsin Lutheran College,
	LOC: U.S. Bank N.A.
	0.300% 06/01/33 (12/01/10) (a)(b)	15,000,000	15,000,000
WI State
	5.125% 11/01/11	1,500,000	1,564,832
	WISCONSIN TOTAL		49,174,832

	Total Municipal Bonds (cost of $5,003,442,386)		5,003,442,386

	Total Investments — 100.2% (cost of $5,003,442,386) (f)		5,003,442,386

	Other Assets & Liabilities, Net — (0.2)%		(11,839,820)

	Net Assets — 100.0%		4,991,602,566

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term securities that mature in 60 days or less are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	—	5,003,442,386	—	5,003,442,386
Total Investments	$—	$5,003,442,386	$—	$5,003,442,386

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no significant transfers between Levels1 and 2 during the period ended November 30, 2010.

(a)	Parenthetical date represents the effective maturity date for the security.
(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2010.

(c)	Security purchased on a delayed delivery basis.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities, which are not illiquid, amounted to $236,685,000, which represents 4.8% of net assets.

(e)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2010.

(f)	Cost for federal income tax purposes is $5,003,442,386.

Acronym	Name

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PSFGGG	Permanent School Fund Guarantee
PUTTERS	Puttable Tax Exempt Receipts
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	BofA Treasury Reserves

	Par ($)	Value ($)*
Government & Agency Obligations — 17.6%
U.S. Government Obligations — 17.6%
U.S. Treasury Bills
0.170% 03/03/11 (a)	105,000,000	104,954,879
0.190% 05/26/11 (a)	104,000,000	103,903,396
U.S. Treasury Notes
0.875% 12/31/10	191,000,000	191,104,368
0.875% 01/31/11	15,000,000	15,017,113
0.875% 05/31/11	142,000,000	142,485,536
1.000% 07/31/11	142,000,000	142,747,441
1.000% 09/30/11	71,000,000	71,430,746
1.750% 11/15/11	116,500,000	118,144,328
4.625% 10/31/11	97,250,000	101,101,318
4.875% 05/31/11	353,000,000	361,193,054
5.125% 06/30/11	299,000,000	307,529,433
U.S. GOVERNMENT OBLIGATIONS TOTAL		1,659,611,612

Total Government & Agency Obligations (cost of $1,659,611,612)		1,659,611,612

Repurchase Agreements — 83.4%
Repurchase agreement with Barclays Capital, dated 11/30/10, due 12/01/10 at 0.230%, collateralized by a U.S. Treasury obligation maturing 11/15/19, market value $844,561,067 (repurchase proceeds $828,006,290)	828,001,000	828,001,000
Repurchase agreement with BNP Paribas, dated 11/24/10, due 01/24/11 at 0.200%, collateralized by U.S. Treasury obligations with various maturities to 02/15/40, market value $114,240,051 (repurchase proceeds $112,037,956)	112,000,000	112,000,000
Repurchase agreement with BNP Paribas, dated 11/24/10, due 02/24/11 at 0.200%, collateralized by U.S. Treasury obligations with various maturities to 04/15/18, market value $114,240,155 (repurchase proceeds $112,057,244)	112,000,000	112,000,000
Repurchase agreement with BNP Paribas, dated 11/30/10, due 12/01/10 at 0.230%, collateralized by U.S. Treasury obligations with various maturities to 05/15/20, market value $433,500,068 (repurchase proceeds $425,002,715)	425,000,000	425,000,000
Repurchase agreement with BNP Paribas, dated 11/30/10, due 12/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 10/22/12, market value $471,740,000 (repurchase proceeds $458,003,181)	458,000,000	458,000,000

1

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Credit Suisse First Boston, dated 11/30/10, due 12/01/10 at 0.240%, collateralized by U.S. Treasury obligations with various maturities to 02/15/13, market value $255,004,909 (repurchase proceeds $250,001,667)	250,000,000	250,000,000
	Repurchase agreement with Deutsche Bank, dated 09/01/10, due 12/01/10 at 0.220%, collateralized by U.S. Treasury obligations with various maturities to 01/15/16, market value $306,000,051 (repurchase proceeds $300,166,833)	300,000,000	300,000,000
	Repurchase agreement with Deutsche Bank, dated 11/30/10, due 12/01/10 at 0.240%, collateralized by U.S. Treasury obligations with various maturities to 10/20/40, market value $816,000,064 (repurchase proceeds $800,005,333)	800,000,000	800,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 11/30/10, due 12/01/10 at 0.260%, collateralized by U.S. Government Agency obligations with various maturities to 12/09/11, market value $206,001,488 (repurchase proceeds $200,001,444)	200,000,000	200,000,000
	Repurchase agreement with HSBC Bank USA, dated 11/30/10, due 12/01/10 at 0.230%, collateralized by U.S. Treasury obligations with various maturities to 05/15/38, market value $510,000,922 (repurchase proceeds $500,003,194)	500,000,000	500,000,000
	Repurchase agreement with JPMorgan Chase, dated 11/30/10, due 12/01/10 at 0.220%, collateralized by a U.S. Treasury obligation maturing 11/30/15, market value $306,001,272 (repurchase proceeds $300,001,833)	300,000,000	300,000,000
	Repurchase agreement with JPMorgan Chase, dated 11/30/10, due 12/01/10 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 07/20/60, market value $153,001,028 (repurchase proceeds $150,000,958)	150,000,000	150,000,000
	Repurchase agreement with Morgan Stanley, Inc., dated 11/30/10, due 12/01/10 at 0.230%, collateralized by U.S. Treasury obligations with various maturities to 01/15/18, market value $204,000,125 (repurchase proceeds $200,001,278)	200,000,000	200,000,000
	Repurchase agreement with Morgan Stanley, Inc., dated 11/30/10, due 12/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 12/19/12, market value $257,500,000 (repurchase proceeds $250,001,736)	250,000,000	250,000,000

2

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Royal Bank of Canada, dated 11/30/10, due 12/01/10 at 0.230%, collateralized by U.S. Treasury obligations with various maturities to 05/31/17, market value $510,000,037 (repurchase proceeds $500,003,194)	500,000,000	500,000,000
	Repurchase agreement with Royal Bank of Scotland, dated 11/30/10, due 12/01/10 at 0.190%, collateralized by U.S. Treasury obligations with various maturities to 02/15/36, market value $114,242,888 (repurchase proceeds $112,000,591)	112,000,000	112,000,000
	Repurchase agreement with Royal Bank of Scotland, dated 11/30/10, due 12/01/10 at 0.230%, collateralized by U.S. Treasury obligations with various maturities to 05/31/15, market value $510,000,787 (repurchase proceeds $500,003,194)	500,000,000	500,000,000
	Repurchase agreement with Salomon Smith Barney Citigroup, dated 11/30/10, due 12/01/10 at 0.250%, collateralized by U.S. Treasury obligations with various maturities to 12/31/16, market value $382,500,040 (repurchase proceeds $375,002,604)	375,000,000	375,000,000
	Repurchase agreement with Societe Generale, dated 11/30/10, due 12/01/10 at 0.230%, collateralized by U.S. Treasury obligations with various maturities to 11/15/19, market value $510,000,099 (repurchase proceeds $500,003,194)	500,000,000	500,000,000
	Repurchase agreement with Societe Generale, dated 11/30/10, due 12/01/10 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 07/20/40, market value $224,400,000 (repurchase proceeds $220,001,467)	220,000,000	220,000,000
	Repurchase agreement with UBS Warburg AG, dated 11/30/10, due 12/01/10 at 0.230%, collateralized by U.S. Treasury obligations with various maturities to 02/15/13, market value $510,000,014 (repurchase proceeds $500,003,194)	500,000,000	500,000,000
	Repurchase agreement with UBS Warburg AG, dated 11/30/10, due 12/01/10 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 12/28/12, market value $265,740,001 (repurchase proceeds $258,001,720)	258,000,000	258,000,000

	Total Repurchase Agreements (cost of $7,850,001,000)		7,850,001,000

3

Total Investments — 101.0% (cost of $9,509,612,612)(b)	9,509,612,612

Other Assets & Liabilities, Net — (1.0)%	(98,282,326)

Net Assets — 100.0%	9,411,330,286

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term securities that mature in 60 days or less are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$1,659,611,612	$—	$1,659,611,612
Total Repurchase Agreements	—	7,850,001,000	—	7,850,001,000
Total Investments	$—	$9,509,612,612	$—	$9,509,612,612

4

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no significant transfers between Levels1 and 2 during the period ended November 30, 2010.

(a)	The rate shown represents the annualized yield at the date of purchase.
(b)	Cost for federal income tax purposes is $9,509,612,612.

5

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	January 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	January 20, 2011

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	January 20, 2011